As filed with the Securities and Exchange             Registration No. 33-75996*
Commission on April 13, 2001                          Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 24 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on May 1, 2001 pursuant to paragraph (b) of Rule 485
     -----

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4                                                          LOCATION - PROSPECTUS DATED
ITEM NO.            PART A (PROSPECTUS)                                     MAY 1, 2001
    1          Cover Page.....................................    Cover Page

    2          Definitions....................................    Not Applicable

    3          Synopsis.......................................    Contract Overview; Fee Table

    4          Condensed Financial Information................    Condensed Financial Information; Appendix V -
                                                                  Condensed Financial Information

    5          General Description of Registrant, Depositor,
               and Portfolio Companies........................    Other Topics - The Company; Variable Annuity
                                                                  Account B; Appendix IV - Fund Descriptions

    6          Deductions and Expenses........................    Fee Table; Fees

    7          General Description of Variable Annuity
               Contracts......................................    Contract Overview; Other Topics

    8          Annuity Period.................................    The Income Phase

    9          Death Benefit..................................    Death Benefit

    10         Purchases and Contract Value...................    Contract Purchase and Participation; Your
                                                                  Account Value

    11         Redemptions....................................    Right to Cancel; Withdrawals; Systematic
                                                                  Distribution Options

    12         Taxes..........................................    Taxation

    13         Legal Proceedings..............................    Other Topics - Legal Matters and Proceedings

               Table of Contents of the Statement of Additional
    14         Information....................................    Contents of the Statement of Additional
                                                                  Information

                                                                         LOCATION - STATEMENT OF ADDITIONAL
FORM N-4                                                                            INFORMATION
ITEM NO.       PART B (STATEMENT OF ADDITIONAL INFORMATION)                    DATED MAY 1, 2001
    15         Cover Page...........................................   Cover page

    16         Table of Contents....................................   Table of Contents

    17         General Information and History......................   General Information and History

                                                                       General Information and History;
    18         Services.............................................   Independent Auditors

    19         Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

    20         Underwriters.........................................   Offering and Purchase of Contracts

    21         Calculation of Performance Data......................   Performance Data; Average Annual Total
                                                                       Return Quotations

    22         Annuity Payments.....................................   Income Phase Payments

    23         Financial Statements.................................   Financial Statements

                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT B
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                          SUPPLEMENT DATED MAY 1, 2001
      TO THE PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2001
 GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION
                                     PLANS

The following is a negotiated provision regarding the early withdrawal charge applicable to the participants of the American Chamber of Commerce Executives Deferred Compensation Plan. See "Fees."

In addition to the applicable reasons listed in this Prospectus, an early withdrawal charge is not deducted for any Account Value which is withdrawn due to the Participant's separation from service.

XCS.75996-01CC                                                          May 2001

                           VARIABLE ANNUITY ACCOUNT B
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                          SUPPLEMENT DATED MAY 1, 2001
      TO THE PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2001
 GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION
                                     PLANS
  PRODUCERS' DEFERRED COMPENSATION PLAN AND PRODUCERS' INCENTIVE SAVINGS PLAN

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and Aetna Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."

XCS.75996-01AB                                                          May 2001

                            PROSPECTUS - MAY 1, 2001
--------------------------------------------------------------------------------

[SIDE NOTE]

THE FUNDS

Aetna Ascent VP

Aetna Balanced VP, Inc.

Aetna Income Shares d/b/a Aetna Bond VP

Aetna Crossroads VP

Aetna Growth VP


Aetna Variable Fund d/b/a Aetna Growth and Income VP




Aetna Index Plus Large Cap VP

Aetna Index Plus Mid Cap VP

Aetna Index Plus Small Cap VP

Aetna International VP

Aetna Legacy VP

Aetna Variable Encore Fund d/b/a Aetna Money Market VP




Aetna Small Company VP

Aetna Technology VP

Aetna Value Opportunity VP

AIM V.I. Capital Appreciation Fund

AIM V.I. Growth Fund

AIM V.I. Growth and Income Fund

AIM V.I. Value Fund

Calvert Social Balanced Portfolio

Fidelity Variable Insurance Products Fund (VIP)
Equity-Income Portfolio

Fidelity Variable Insurance Products Fund (VIP) Growth
Portfolio

Fidelity Variable Insurance Products Fund (VIP)
Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II)
Contrafund-Registered Trademark- Portfolio

Janus Aspen Aggressive Growth Portfolio

Janus Aspen Balanced Portfolio

Janus Aspen Flexible Income Portfolio

Janus Aspen Growth Portfolio

Janus Aspen Worldwide Growth Portfolio




Oppenheimer Global Securities Fund/VA

Oppenheimer Strategic Bond Fund/VA


Pilgrim Natural Resources Trust (formerly Lexington
Natural Resources Trust)(1)


Portfolio Partners, Inc. (PPI) MFS Capital
Opportunities Portfolio




Portfolio Partners, Inc. (PPI) MFS Emerging Equities
Portfolio

Portfolio Partners, Inc. (PPI) MFS Research Growth
Portfolio

Portfolio Partners, Inc. (PPI) Scudder International
Growth Portfolio

Portfolio Partners, Inc. (PPI) T. Rowe Price Growth
Equity Portfolio


[END SIDE NOTE]
THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity
Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.
WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3
INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.
VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable
Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on this page.
Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.
RISKS ASSOCIATED WITH INVESTING IN THE
FUNDS. Information about the risks of investing in the funds is located in the "Investment Option" section of this prospectus at page 10 and in each fund prospectus.
Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the
May 1, 2001, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street,
N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 39 of this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this Prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell

-------------------------------------------------
    (1) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

--------------------------------------------------------

or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.
FIXED INTEREST OPTIONS.
-- Guaranteed Accumulation Account
-- Fixed Plus Account
-- Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options.
However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW........................................         4
   Questions: Contacting the Company (sidebar)
   Sending Forms and Written Requests in Good Order
   (sidebar)
   Who's Who
   The Contract and Your Retirement Plan
   Contract Rights
   Contract Facts
   CONTRACT PHASES: THE ACCUMULATION PHASE, THE INCOME
   PHASE....................................................         5

 FEE TABLE..................................................         6

 CONDENSED FINANCIAL INFORMATION............................        10

 INVESTMENT OPTIONS.........................................        10

 TRANSFERS..................................................        12

 CONTRACT PURCHASE AND PARTICIPATION........................        13

 CONTRACT OWNERSHIP AND RIGHTS..............................        14

 RIGHT TO CANCEL............................................        14

 FEES.......................................................        15

 YOUR ACCOUNT VALUE.........................................        19

 WITHDRAWALS................................................        22

 SYSTEMATIC DISTRIBUTION OPTIONS............................        23

 DEATH BENEFIT..............................................        24

 THE INCOME PHASE...........................................        26

 TAXATION...................................................        30

 OTHER TOPICS...............................................        34

 The Company -- Variable Annuity Account B -- Performance
 Reporting -- Voting Rights -- Contract Distribution -- Contract
 Modification -- Legal Matters and Proceedings -- Payment Delay or
 Suspension -- Transfer of Ownership; Assignment -- Intent to Confirm
 Quarterly

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........        39

 APPENDIX I -- GUARANTEED ACCUMULATION ACCOUNT..............        40

 APPENDIX II -- FIXED ACCOUNT...............................        42

 APPENDIX III -- FIXED PLUS ACCOUNT.........................        43

 APPENDIX IV -- FUND DESCRIPTIONS...........................        45

 APPENDIX V -- CONDENSED FINANCIAL INFORMATION..............        47

[SIDE NOTE]
QUESTIONS: CONTACTING THE
COMPANY. Contact your local representative or write or call our Home Office:
ING Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.
[END SIDE NOTE]


CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

YOU (THE PARTICIPANT): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

PLAN SPONSOR:  The sponsor of your retirement plan. Generally, your employer.

CONTRACT HOLDER: The person or entity to whom we issue the contract. Generally, the plan sponsor.

WE (THE COMPANY): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation".

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.


PLAN TYPE. We refer to plans in this prospectus as 457 plans or non-section 457 plans. For a description of each. See "Taxation--Your Retirement Plan".


                                CONTRACT RIGHTS
-------------------------------------------------------------------
The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

FOR EXAMPLE: The contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see "Contract Ownership and Rights".

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). See "Right To Cancel".

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase".

WITHDRAWALS: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation".


SYSTEMATIC DISTRIBUTION OPTIONS: If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options".


FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees".

TAXATION: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g., 457 plans) also defer payment of taxes on earnings until they are withdrawn (or otherwise made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation".

                                CONTRACT PHASES
-------------------------------------------------------------------

                                             I. THE ACCUMULATION PHASE
                                                (accumulating retirement
                                                benefits)

                                             STEP 1: You or the contract holder
                                             provide Aetna Life Insurance and
                                             Annuity Company with your completed
                                             enrollment materials. The contract
                                             holder directs us to set up an
                                             account for you.

                                             STEP 2: The contract holder, or you
                                             if permitted by your plan, directs
                                             us to invest your account dollars
                                             in any of the:
                                             (a)  Fixed Interest Options; and/or
                                             (b)  Variable Investment Options.
                                                  (The variable investment
                                                  options are the subaccounts of
                                                  Variable Annuity Account B.
                                                  Each one invests in a specific
                                                  mutual fund.)

                                             STEP 3: The subaccount(s) selected
                                             purchases shares of its
                                             corresponding fund.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Payments to your Account
Step 1
Aetna Life Insurance and Annuity Company

(A)  STEP 2  (B)

Fixed Interest Options
VARIABLE ANNUITY ACCOUNT B Variable Investment Options

THE SUBACCOUNTS
A                  B  ETC.

Step 3

MUTUAL  MUTUAL
Fund A  Fund B


II. THE INCOME PHASE (RECEIVING RETIREMENT BENEFITS)


The contract offers several payment options. See "The Income Phase". In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; or

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

[SIDE NOTE]

IN THIS SECTION:
-- Maximum Transaction Fees;
-- Maximum Fees Deducted from the Subaccounts;
-- Fees Deducted by the Funds; and
-- Examples of Fee Deductions.
ALSO SEE THE "FEES" SECTION FOR:
-- Early Withdrawal Charge Schedules;


-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees;
-- Premium and Other Taxes; and
-- Charges for Aetna GET Fund.
SEE "THE INCOME PHASE" FOR:
-- Fees during the income phase
   [END SIDE NOTE]


FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE. (As a percentage of the amount withdrawn)


EARLY WITHDRAWAL CHARGE SCHEDULES


 INSTALLMENT PURCHASE PAYMENT ACCOUNTS       SINGLE PURCHASE PAYMENT ACCOUNTS
                               Early                                     Early
     Purchase Payment        Withdrawal          Account Years         Withdrawal
     Periods Completed         Charge              Completed             Charge
     -----------------         ------              ---------             ------
Fewer than 5                     5%       Fewer than 5                     5%
5 or more but fewer than 7       4%       5 or more but fewer than 6       4%
7 or more but fewer than 9       3%       6 or more but fewer than 7       3%
9 or more but fewer than 10      2%       7 or more but fewer than 8       2%
10 or more                       0%       8 or more but fewer than 9       1%
                                          9 or more                        0%


ANNUAL MAINTENANCE FEE

INSTALLMENT PURCHASE PAYMENT ACCOUNTS ................................ $20.00(1)

SINGLE PURCHASE PAYMENT ACCOUNTS ......................................... $0.00

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

(Daily deductions equal to the given percentage on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE ..................................... 1.25%(1)


ADMINISTRATIVE EXPENSE CHARGE ......................................... 0.25%(2)
                                                                          ------



TOTAL SEPARATE ACCOUNT EXPENSES .......................................... 1.50%
                                                                          ------
                                                                          ------


(1)These charges may be waived, reduced or eliminated in certain circumstances. See "Fees".

(2)We only impose this charge under some contracts. See "Fees".

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.


HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000.



                                                     FUND EXPENSE TABLE(1)
                                                                                   TOTAL FUND                        NET FUND
                                                                                     ANNUAL                           ANNUAL
                                                                                    EXPENSES                         EXPENSES
                                                      INVESTMENT                     WITHOUT         TOTAL            AFTER
                                                       ADVISORY        OTHER       WAIVERS OR     WAIVERS AND        WAIVERS
FUND NAME                                                FEES         EXPENSES     REDUCTIONS      REDUCTIONS     OR REDUCTIONS
---------                                                ----         --------     ----------      ----------     -------------
Aetna Ascent VP(3)                                       0.60%         0.15%          0.75%          0.00%            0.75%
Aetna Balanced VP, Inc.                                  0.50%         0.09%          0.59%            --             0.59%
Aetna Bond VP                                            0.40%         0.10%          0.50%            --             0.50%
Aetna Crossroads VP(3)                                   0.60%         0.15%          0.75%          0.05%            0.70%
Aetna Growth VP(2)                                       0.60%         0.10%          0.70%          0.00%            0.70%
Aetna Growth and Income VP                               0.50%         0.08%          0.58%            --             0.58%
Aetna Index Plus Large Cap VP(2)                         0.35%         0.09%          0.44%          0.00%            0.44%
Aetna Index Plus Mid Cap VP(3)                           0.40%         0.22%          0.62%          0.02%            0.60%
Aetna Index Plus Small Cap VP(2)                         0.40%         0.46%          0.86%          0.26%            0.60%
Aetna International VP(3)                                0.85%         0.49%          1.34%          0.19%            1.15%
Aetna Legacy VP(3)                                       0.60%         0.16%          0.76%          0.11%            0.65%
Aetna Money Market VP                                    0.25%         0.09%          0.34%            --             0.34%
Aetna Small Company VP(2)                                0.75%         0.12%          0.87%          0.00%            0.87%
Aetna Technology VP(3)                                   0.95%         0.25%          1.20%          0.05%            1.15%
Aetna Value Opportunity VP(2)                            0.60%         0.15%          0.75%          0.00%            0.75%
AIM V.I. Capital Appreciation Fund                       0.61%         0.21%          0.82%            --             0.82%
AIM V.I. Growth Fund                                     0.61%         0.22%          0.83%            --             0.83%
AIM V.I. Growth and Income Fund                          0.60%         0.24%          0.84%            --             0.84%
AIM V.I. Value Fund                                      0.61%         0.23%          0.84%            --             0.84%
Calvert Social Balanced Portfolio(4)                     0.70%         0.18%          0.88%          0.00%            0.88%
Fidelity VIP Equity-Income Portfolio(5)                  0.48%         0.08%          0.56%            --             0.56%
Fidelity VIP Growth Portfolio(5)                         0.57%         0.08%          0.65%            --             0.65%
Fidelity VIP Overseas Portfolio(5)                       0.72%         0.17%          0.89%            --             0.89%
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio(5)                                           0.57%         0.09%          0.66%            --             0.66%
Janus Aspen Aggressive Growth Portfolio(6)               0.65%         0.01%          0.66%          0.00%            0.66%
Janus Aspen Balanced Portfolio(6)                        0.65%         0.01%          0.66%          0.00%            0.66%
Janus Aspen Flexible Income Portfolio(6)                 0.65%         0.11%          0.76%          0.00%            0.76%
Janus Aspen Growth Portfolio(6)                          0.65%         0.02%          0.67%          0.00%            0.67%
Janus Aspen Worldwide Growth Portfolio(6)                0.65%         0.04%          0.69%          0.00%            0.69%
Oppenheimer Global Securities Fund/VA                    0.64%         0.04%          0.68%            --             0.68%
Oppenheimer Strategic Bond Fund/VA                       0.74%         0.05%          0.79%            --             0.79%
Pilgrim Natural Resources Trust                          1.00%         0.66%          1.66%            --             1.66%
PPI MFS Capital Opportunities Portfolio(7)               0.65%         0.25%          0.90%          0.00%            0.90%
PPI MFS Emerging Equities Portfolio(7)                   0.66%         0.13%          0.79%          0.00%            0.79%
PPI MFS Research Growth Portfolio(7)                     0.69%         0.15%          0.84%          0.00%            0.84%
PPI Scudder International GrowthPortfolio(7)             0.80%         0.20%          1.00%          0.00%            1.00%
PPI T. Rowe Price Growth Equity Portfolio(7)             0.60%         0.15%          0.75%          0.00%            0.75%

FOOTNOTES TO THE "FUND EXPENSE TABLE"



(1)                     Certain of the fund advisers reimburse the Company for
                        administrative costs incurred in connection with
                        administering the funds as variable funding options under
                        the contract. These reimbursements generally are separate
                        from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors. For the AIM
                        Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other
                        Expenses" column.

(2)                     The investment adviser is contractually obligated through
                        December 31, 2001 to waive all or a portion of its
                        investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for
                        these funds for the period ended December 31, 2000 were at or below contractual limits.

(3)                     The investment adviser is contractually obligated through
                        December 31, 2001 to waive all or a portion of its
                        investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual
                        Expenses After Waivers or Reductions."

(4) "Other Expenses" reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund
                        Annual Expenses After Waiver or Reductions would be 0.86%.

(5)                     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through
                        arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(6)                     Expenses are based upon expenses for the fiscal year ended
                        December 31, 2000, restated to reflect a reduction in the
                        management fee for Aggressive Growth, Balanced, Growth and
                        Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.

(7)                     The investment adviser has agreed to reimburse the
                        portfolios for expenses and/or waive its fees, so that,
                        through at least April 30, 2002, the aggregate of each
                        portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund
                        Annual Expenses After Waivers or Reductions column above.

HYPOTHETICAL EXAMPLES



ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually and maintenance fee of $20 (converted to a percentage of assets equal to 0.004%). The total annual fund expenses used are those shown in the column "Total Annual Expenses without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.              EXAMPLE A                               EXAMPLE B
 -- They should not be considered a representation       If you withdraw your entire             If you leave your entire account
    of past or future fees or expected returns.          account value at the end of the         value invested or if you select an
 -- Actual fees and/or returns may be more or less       periods shown, you would pay the        income phase payment option at the
    than those shown in these examples.                  following fees, including any           end of the periods shown, you
                                                         applicable Early Withdrawal Charge      would pay the following fees (no
                                                         assessed:*                              Early Withdrawal Charge is
                                                                                                 reflected):**



                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                         ------    -------    -------    --------        ------    -------    -------    --------
Aetna Ascent VP                           $74        $125       $178       $259           $23        $70        $121       $259
Aetna Balanced VP, Inc.                   $73        $120       $170       $242           $21        $66        $113       $242
Aetna Bond VP                             $72        $117       $166       $233           $20        $63        $108       $233
Aetna Crossroads VP                       $74        $125       $178       $259           $23        $70        $121       $259
Aetna Growth VP                           $74        $123       $176       $254           $22        $69        $118       $254
Aetna Growth and Income VP                $73        $120       $170       $241           $21        $65        $112       $241
Aetna Index Plus Large Cap VP             $71        $116       $163       $227           $20        $61        $105       $227
Aetna Index Plus Mid Cap VP               $73        $121       $172       $246           $22        $67        $114       $246
Aetna Index Plus Small Cap VP             $75        $128       $183       $270           $24        $74        $126       $270
Aetna International VP                    $80        $141       $206       $317           $29        $88        $150       $317
Aetna Legacy VP                           $74        $125       $178       $260           $23        $71        $121       $260
Aetna Money Market VP                     $70        $113       $158       $216           $19        $58        $100       $216
Aetna Small Company VP                    $75        $128       $184       $271           $24        $74        $127       $271
Aetna Technology VP                       $78        $137       $199       $304           $27        $84        $143       $304
Aetna Value Opportunity VP                $74        $125       $178       $259           $23        $70        $121       $259
AIM V.I. Capital Appreciation Fund        $75        $127       $181       $266           $24        $73        $124       $266
AIM V.I. Growth Fund                      $75        $127       $182       $267           $24        $73        $125       $267
AIM V.I. Growth and Income Fund           $75        $127       $182       $268           $24        $73        $125       $268
AIM V.I. Value Fund                       $75        $127       $182       $268           $24        $73        $125       $268
Calvert Social Balanced Portfolio         $75        $128       $184       $272           $24        $74        $127       $272
Fidelity VIP Equity-Income Portfolio      $72        $119       $169       $239           $21        $65        $111       $239
Fidelity VIP Growth Portfolio             $73        $122       $173       $249           $22        $67        $116       $249
Fidelity VIP Overseas Portfolio           $76        $129       $185       $273           $24        $75        $128       $273
Fidelity VIP II Contrafund-Registered
  Trademark- Portfolio                    $73        $122       $174       $250           $22        $68        $116       $250
Janus Aspen Aggressive Growth
  Portfolio                               $73        $122       $174       $250           $22        $68        $116       $250
Janus Aspen Balanced Portfolio            $73        $122       $174       $250           $22        $68        $116       $250
Janus Aspen Flexible Income Portfolio     $74        $125       $178       $260           $23        $71        $121       $260
Janus Aspen Growth Portfolio              $73        $122       $174       $251           $22        $68        $117       $251
Janus Aspen Worldwide Growth Portfolio    $74        $123       $175       $253           $22        $69        $118       $253
Oppenheimer Global Securities Fund/VA     $74        $123       $175       $252           $22        $68        $117       $252
Oppenheimer Strategic Bond Fund/VA        $75        $126       $180       $263           $23        $72        $123       $263
Pilgrim Natural Resources Trust           $83        $150       $220       $347           $32        $98        $166       $347
PPI MFS Capital Opportunities
  Portfolio                               $76        $129       $185       $274           $24        $75        $128       $274
PPI MFS Emerging Equities Portfolio       $75        $126       $180       $263           $23        $72        $123       $263
PPI MFS Research Growth Portfolio         $75        $127       $182       $268           $24        $73        $125       $268
PPI Scudder International Growth
  Portfolio                               $77        $132       $190       $284           $25        $78        $133       $284
PPI T. Rowe Price Growth Equity
  Portfolio                               $74        $125       $178       $259           $23        $70        $121       $259


--------------------------

*                       This example reflects deduction of an early withdrawal
                        charge calculated using the schedule applicable to
                        Installment Purchase Payment Accounts. Under that schedule, if only one $1,000 payment was made as described above,
                        fewer than 5 purchase payment periods would have been
                        completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of
                        purchase payment periods completed, and no early withdrawal charge would apply.
**                      This example does not apply if during the income phase, a
                        nonlifetime payment option with variable payments is
                        selected and a lump-sum withdrawal is requested within 3
                        years after payments start. In this case, the lump-sum
                        payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as
                        shown in Example A.

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.


-- FUND DESCRIPTIONS.  We provide brief descriptions of the funds in Appendix
   IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions" or by accessing the SEC's web site or by contacting the SEC Public Reference Room.



FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II, and III and the Guaranteed Accumulation Account prospectus.


 SELECTING INVESTMENT OPTIONS


 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.


 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example: funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

 - BE INFORMED. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.


LIMITS ON OPTION AVAILABILITY. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements.

LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.  (MIXED AND SHARED FUNDING)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company

-- Mixed--bought for annuities and life insurance


POSSIBLE CONFLICTS OF INTEREST. With respect to the funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds which are involved in the conflict.

TRANSFERS

----------------------------------------------


TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.


VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


THE DOLLAR COST AVERAGING PROGRAM. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Pilgrim Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."


CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:


(1) Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (457 Plans);



(2) Tax-exempt organizations for deferrals not subject to Tax Code Section 457;
    or



(3) Taxable organizations.



The types of plans described in (2) and (3) above are referred to as non-section 457 plans.


PURCHASING THE CONTRACT.

(1) The contract holder submits the required forms and application to the Company.

(2)  We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The following purchase payment methods are available:

-- Continuous payments over time into an installment purchase payment account.

Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

-- Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457 plan, the Tax Code places limits on how much of your compensation may be deferred annually. See "Taxation" for further information.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers".


TRANSFER CREDITS. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.


TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation".

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer's general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer's general assets.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. The contract holder may cancel the contract within ten days after receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation.

REFUNDS TO CONTRACT HOLDERS. We will produce a refund to the contract holder not later than seven days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law.

[SIDE NOTE]


TYPES OF FEES


There are three types of fees your account may incur:


-- Transaction Fees

   - Early Withdrawal Charge

   - Annual Maintenance Fee


-- Fees Deducted from the Subaccounts

   - Mortality and Expense Risk Charge

   - Administrative Expense Charge


-- Fees Deducted by the Funds

   - Investment Advisory Fees
   - Other Expenses
TERMS TO UNDERSTAND IN SCHEDULES
-- Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
-- Purchase Payment Period (for installment purchase payments)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.


I. TRANSACTION FEES


EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

AMOUNT. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.5% of your total purchase payments to your account.


EARLY WITHDRAWAL CHARGE SCHEDULES


 INSTALLMENT PURCHASE PAYMENT ACCOUNTS       SINGLE PURCHASE PAYMENT ACCOUNTS
                               Early                                     Early
     Purchase Payment        Withdrawal          Account Years         Withdrawal
     Periods Completed         Charge              Completed             Charge
     -----------------         ------              ---------             ------
Fewer than 5                     5%       Fewer than 5                     5%
5 or more but fewer than 7       4%       5 or more but fewer than 6       4%
7 or more but fewer than 9       3%       6 or more but fewer than 7       3%
9 or more but fewer than 10      2%       7 or more but fewer than 8       2%
10 or more                       0%       8 or more but fewer than 9       1%
                                          9 or more                        0%



WAIVER. The early withdrawal charge is waived for portions of a withdrawal that are:


-- Used to provide payments to you during the income phase;

-- Paid because of your death before income phase payments begin;

-- Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months (if the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to be eligible for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract);



-- Taken because of the election of a systematic distribution option (if available under your contract), See "Systematic Distribution Options";


-- Taken when you are 59 1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods;


-- Taken on or after the tenth anniversary of the effective date of the account;

-- For 457 plans only, withdrawn due to a hardship resulting from an unforseeable emergency, or

-- For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service with your current employer.

REDUCTION, WAIVER OR ELIMINATION. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

-- The number of participants under the plan;

-- The expected level of assets or cash flow under the plan;

-- Our agent's involvement in sales activities;

-- Our sales-related expenses;

-- Distribution provisions under the plan;

-- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

-- The level of employer involvement in determining eligibility for distributions under the contract; and

-- Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

MAINTENANCE FEE

MAXIMUM AMOUNT. $20.00 (This fee only applies to installment purchase payment accounts.)

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

REDUCTION, WAIVER OR ELIMINATION. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

-- The size, type and nature of the group for which a contract is issued;

-- The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

-- The number of eligible participants and the program's participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.


II. FEES DEDUCTED FROM THE SUBACCOUNTS


MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.25% annually of your account value invested in the subaccount.


WHEN/HOW. This fee is deducted daily from the subaccount. We do not deduct this from any fixed interest option. This fee is assessed during the accumulation phase and the income phase. See "The Income Phase--Fees Deducted."


PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate, or the number of participants estimated to choose the contract;

-- The frequency, consistency and method of submitting payments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions; and

-- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccount.

WHEN/HOW. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.


The administrative expense charge is not imposed on all contracts:


-- We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.

-- For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.

-- We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.

-- We do not currently deduct an administrative expense charge during the income phase for any contracts.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.


III. FUND EXPENSES


MAXIMUM AMOUNT. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment advisor and operating expenses.

PREMIUM AND OTHER TAXES


MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.


WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.



In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation".



CHARGES FOR AETNA GET FUND



Various series of Aetna GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.


YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date

-- Less any deductions from the fixed interest options (e.g., withdrawals, fees)

-- Plus the current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation, minus

-- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed)

-- Divided by the total value of the subaccount units at the preceding valuation

-- Less a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guarantee charges for the Aetna GET Fund). See "Fees".

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

-------------------------------------------
  $5,000 contribution                             STEP 1:  An Investor
-------------------------------------------       contributes $5,000.

               STEP 1
-------------------------------------------       STEP 2:
Aetna Life Insurance and Annuity Company          A. He directs us to invest
-------------------------------------------          $3,000 in Fund A. His
               STEP 2                                dollars purchase 300
-------------------------------------------          accumulation units of
      VARIABLE ANNUITY ACCOUNT B                     Subaccount A ($3,000
-------------------------------------------          divided by the current
Subaccount A  Subaccount B  Etc.                     $10 AUV).
300           80
accumulation  accumulation                        B. He directs us to invest
units         units                                  $2,000 in Fund B. His
                                                     dollars purchase 80
-------------------------------------------          accumulation units of
        STEP 3                                       Subaccount B ($2,000
------         ------                                divided by the current
Fund A         Fund B                                $25 AUV).
------         ------
                                                  STEP 3: The separate account
                                                  then purchases shares of the
                                                  applicable funds at the
                                                  current market value (net
                                                  asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge. See "Fees--Early Withdrawal Charge"
-- Maintenance Fee. See "Fees--Maintenance Fee"
-- Market Value Adjustment. See "Appendix I"
-- Tax Penalty. See "Taxation"
-- Tax Withholding. See "Taxation"
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

[END SIDE NOTE]


WITHDRAWALS
----------------------------------------------


MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.


STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan must:

-- Select the Withdrawal Amount;

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

    For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.


-- Select Investment Option (if this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value); and



-- Properly complete a disbursement form and submit it to our Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either: (1) as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or (2) on such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
If available under your contract, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------


AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company.


The Systematic Distribution Options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.
  Under ECO, we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is available under 457 plans only.


-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional Systematic
   Distribution Options from time to time. You may obtain additional information relating to any of the Systematic Distribution Options from your local representative or from our Home Office.


AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a Systematic Distribution Option is elected, the contract holder may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other Systematic Distribution Option be elected.

CHARGES AND TAXATION. When the contract holder elects a Systematic Distribution Option for your account, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a Systematic Distribution Option or revocation of election of a Systematic Distribution Option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

[SIDE NOTE]
DURING THE INCOME PHASE. This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase".
[END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS.

1. Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.

2. The payment request should include selection of a benefit payment option.

3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.


If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:


-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options
   (see "The Income Phase--Payment Options"); and

-- If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option. See "Systematic Distribution Options".


The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:


-- Leaving your account value invested in the contract; or

-- Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".


THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.


TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

-- Start date;

-- Income Phase Payment option (see the income phase payment options table in this section);

-- Income Phase Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable payments;

-- Selection of an assumed net investment rate (only if variable payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

   The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

PAYMENTS FROM THE FIXED PLUS ACCOUNT. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If a 3 1/2% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions".

REQUIRED MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must meet the minimum stated in the contract:

-- A first income phase payment of at least $20; or

-- Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

FEES DEDUCTED. If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request in good order at our Home Office.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation".

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.
                     LIFETIME INCOME PHASE PAYMENT OPTIONS

                           LENGTH OF PAYMENTS: For aslong as the annuitant lives. It is possible that only one payment will be made should the
     Life Income           annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for a choice of 5-20 years or as
                           otherwise specified in the contract.
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Life Income--         dies before we have made all the guaranteed payments, we
     Guaranteed            will continue to pay the beneficiary the remaining payments.
     Payments              Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (A) This option allows a choice of 100%, 66 2/3% or 50% of
     Life Income--Two      the payment to continue to the surviving annuitant after the
     Lives                     first death; or
                           (B) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All Payments end after the deaths of
                           both annuitants.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.
                           CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.
     Life Income--Two      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
     Lives--Guaranteed     annuitants die before the guaranteed payments have all been
     Payments              paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the
                           contract holder, the beneficiary may elect to receive a
                           lump-sum payment equal to the present value of the remaining guaranteed payments.
     Life Income--Cash     LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Refund Option         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
     (limited              annuitant's death, we will pay a lump-sum payment equal to
     availability--        the amount originally applied to the income phase payment
     fixed payment         option (less any premium tax) and less the total amount of
     only)                 fixed income phase payments paid.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Life Income--Two      CONTINUING PAYMENTS: 100% of the payment to continue after
     Lives--Cash Refund    the first death.
     Option (limited       DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
     availability--        annuitants die, we will pay a lump-sum payment equal to the
     fixed payment         amount applied to the income phase payment option (less any
     only)                 premium tax) and less the total amount of fixed income phase payments paid.

                    NONLIFETIME INCOME PHASE PAYMENT OPTIONS

                           LENGTH OF PAYMENTS: Payments generally may be fixed or
                           variable and may be made for 3-30 years. However, for
                           amounts held in the Fixed Plus Account during the
                           accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump-sum
                           payment may be requested at any time (see below).
     Nonlifetime--         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Guaranteed            dies before we make all the guaranteed payments, we will
     Payments              continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments. We will not impose any early withdrawal charge.
     LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional purchase payments are made. See "Fees--Early Withdrawal Charge."
     Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home Office.

     CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

[SIDE NOTE]
IN THIS SECTION
-- Introduction
-- Your Retirement Plan
-- Withdrawals and other Distributions
-- Taxation of Distributions
-- Withholding for Federal Income Tax Liability
-- Minimum Distribution Requirements
-- Contribution and Distribution Limits
-- 415(m) Arrangements
-- Bona Fide Severance Pay
   Plans
-- Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.

YOUR RETIREMENT PLAN


The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.



PLAN TYPES. The contract is designed for use with deferred compensation plans that qualify under Tax Code section 457 or non-section 457 deferred compensation plans. Tax Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. A Tax Code section 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account. A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is "grandfathered" and not subject to 457 rules, or a deferred compensation plan of a for-profit employer. The contract may also be used with Tax Code section 415(m) arrangements.


You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Tax qualified arrangements under Tax Code section 457 and other types of deferred compensation arrangements also generally defer payment of taxes of earnings until they are withdrawn (or otherwise made available to you or a beneficiary), (see "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the plan are taxed). When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.


THE CONTRACT AND RETIREMENT PLANS. We make this contract available to plans subject to Tax Code section 457 only if a non-governmental tax exempt employer sponsors the plan. Under such plans, as well as non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.


Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, transfers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

457(B) PLANS. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

457(F) PLANS. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

NON-SECTION 457 DEFERRED COMPENSATION PLANS. Compensation deferred under a non-section 457 deferred compensation plan is includible in gross income in the first year when paid or otherwise made available to you or your beneficiary.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. All distributions, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.


NON-RESIDENT ALIENS. If you or a beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements only apply to 457(b) plans. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   and/or

-- Distribution amounts.


THE RULES ARE COMPLEX AND YOU AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE INTERNAL REVENUE SERVICE ON JANUARY 17, 2001.


START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your beneficiary, or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

AMOUNT. Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following only applies to 457(b) plans. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.


If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon the following:


-- Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; and

-- Whether life expectancy was recalculated.


THE RULES ARE COMPLEX AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE INTERNAL REVENUE SERVICE ON JANUARY 17, 2001.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year in which the fifth anniversary of the date of your death falls. For example, if you die on September 1, 2001, your entire balance must be distributed to the beneficiary by December 31, 2006. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:


-- Over the life of the beneficiary, or

-- Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.

START DATES FOR SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

CONTRIBUTION AND DISTRIBUTION LIMITS


457(B) PLAN. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,500, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).


Under a 457(b) plan, amounts may not be made available to you earlier than
(1) the calendar year you attain age 70 1/2, (2) when you separate from service with the employer, or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

457(F) PLAN. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

NON-SECTION 457 DEFERRED COMPENSATION PLANS. Non-Section 457 Deferred Compensation Plans are not subject to restrictions on contributions or distributions.


415(M) ARRANGEMENTS


If you participate in the contract through a qualified governmental excess benefit arrangement, defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans described above, except that the limits described in "Contribution and Distribution Limits" do not apply. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.



BONA FIDE SEVERANCE PAY PLANS



If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.


TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).


We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT B


We established Variable Annuity Account B (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.


The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- standardized average annual total returns; and

-- non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights.

We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION


The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.



The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contracts as "distributors".



All registered representatives selling the contracts must also be licensed as insurance agents for the Company.



COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 6% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, the Company may provide additional compensation to its supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.



The distributor may be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us or our affiliates and are not deducted from payments to your account.



THIRD PARTY COMPENSATION ARRANGEMENTS.  Occasionally:



-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or



-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.


In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.



The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;
(b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INTENT TO CONFIRM QUARTERLY

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:


 General Information and History
 Variable Annuity Account B
 Offering and Purchase of Contracts
 Performance Data
    General
    Average Annual Total Return Quotations
 Income Phase Payments
 Sales Material and Advertising
 Independent Auditors
 Financial Statements of the Separate Account
 Financial Statements of Aetna Life Insurance and Annuity
 Company


You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions."

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

IN GENERAL. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

-- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus

-- Tax Penalties and/or Tax withholding--see "Taxation;"

-- Early Withdrawal Charge--see "Fees"

-- Maintenance Fee--see "Fees"

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- Short-term--three years or fewer; and

-- Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.


INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.


Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and

(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

    The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying our Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.


INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.


Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUEST FOR PARTIAL WITHDRAWAL. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at our Home Office. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

-- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

-- Due to your death (the withdrawal must occur within six months after death and can only be exercised once).


REQUEST FOR FULL WITHDRAWAL. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:


-- One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months

-- One-fourth of the remaining Fixed Plus Account value 12 months later

-- One-third of the remaining Fixed Plus Account value 12 months later

-- One-half of the remaining Fixed Plus Account value 12 months later, and

-- The balance of the Fixed Plus Account value 12 months later

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

-- Your death before income phase payments have begun (request must be received within 6 months after date of death); or

-- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or

-- Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.


TRANSFERS. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Home Office. The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.


INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.


SYSTEMATIC WITHDRAWAL OPTION (SWO). IF AVAILABLE UNDER YOUR CONTRACT, SWO described in "Systematic Distribution Options," may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past
12 months.

                                  APPENDIX IV
                               FUND DESCRIPTIONS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.


-- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-- Aetna Income Shares d/b/a AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.(1)


-- AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP seeks to provide capital appreciation.(1)



-- AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).(1)



-- AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP seeks to provide total return consistent with preservation of capital.(1)


-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)




-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS MID CAP VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS SMALL CAP VP seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)


-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INTERNATIONAL VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.(1)





-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP seeks long-term capital appreciation.(1)(a)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA VALUE OPPORTUNITY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)


-- AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital.(2)



-- AIM V.I. GROWTH FUND seeks growth of capital.(2)



-- AIM V.I. GROWTH AND INCOME FUND seeks growth of capital with a secondary objective of current income.(2)



-- AIM V.I. VALUE FUND seeks to achieve long-term growth of capital with a secondary objective of income.(2)



-- CALVERT SOCIAL BALANCED PORTFOLIO seeks to achieve a competitive total return through an actively managed non-diversified portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.(3)(a)



-- FIDELITY VARIABLE INSURANCE PRODUCTS--EQUITY-INCOME PORTFOLIO seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.(4)(a)



-- FIDELITY VARIABLE INSURANCE PRODUCTS--GROWTH PORTFOLIO seeks to achieve capital appreciation.(4)(a)



-- FIDELITY VARIABLE INSURANCE PRODUCTS--OVERSEAS PORTFOLIO seeks long-term growth of capital.(4)(b)



-- FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-
   PORTFOLIO seeks long-term capital appreciation.(4)(c)



-- JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a nondiversified portfolio that seeks long-term growth of capital.(5)



-- JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.(5)



-- JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with the preservation of capital.(5)



-- JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(5)



-- JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(5)



-- OPPENHEIMER GLOBAL SECURITIES FUND/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.(6)



-- OPPENHEIMER STRATEGIC BOND FUND/VA seeks a high level of current income principally derived from interest on debt securities.(6)



-- PILGRIM NATURAL RESOURCES TRUST (FORMERLY LEXINGTON NATURAL RESOURCES TRUST) seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.(7)



-- PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.(8)(a)



-- PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO seeks long-term growth of capital.(8)(a)


-- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(8)(a)


-- PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.(8)(b)


-- PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO seeks long-term capital growth, and secondarily, increasing dividend income.(8)(c)



INVESTMENT ADVISER:



(1)   Investment Adviser: Aeltus Investment Management, Inc. (Aeltus)


      (a)    Subadviser: Elijah Asset Management, LLC (EAM)


(2)   Investment Adviser: A I M Advisors, Inc.


(3)   Investment Adviser: Calvert Asset Management Company, Inc.


      (a)    Subadviser: NCM Capital Management Group, Inc.


(4)   Investment Adviser: Fidelity Management & Research Company


      (a)    Subadviser: FMR Co., Inc.


      (b)    Subadvisers:
             Fidelity Management & Research (U.K.) Inc.
             Fidelity Management & Research (Far East) Inc.
             Fidelity International Investment Advisors
             Fidelity International Investment Advisors (U.K.) Limited Fidelity Investments Japan Limited
             FMR Co., Inc.


      (c)    Subadvisers:
             Fidelity Management & Research (U.K.) Inc.
             Fidelity Management & Research (Far East) Inc.
             Fidelity Investments Japan Limited
             FMR Co., Inc.


(5)   Investment Adviser: Janus Capital Corporation


(6)   Investment Adviser: OppenheimerFunds, Inc.


(7)   Investment Adviser: ING Pilgrim Investments, LLC


(8)   Investment Adviser: Aetna Life Insurance and Annuity Company


      (a)    Subadviser: Massachusetts Financial Services Company


      (b)    Subadviser: Zurich Scudder Investments, Inc.


      (c)    Subadviser: T. Rowe Price Associates, Inc.

                                   Appendix V
                        Condensed Financial Information
------------------------------------------------------------------

                               TABLE OF CONTENTS

Table I--For Contracts With Total Separate Account
 Charges of 0.75%.................................       48
Table II--For Contracts With Total Separate
 Account Charges of 0.80%.........................       52
Table III--For Contracts With Total Separate
 Account Charges of 0.95%.........................       54
Table IV--For Contracts With Total Separate
 Account Charges of 1.25%.........................       56
Table V--For Contracts With Total Separate Account
 Charges of 1.50%
   Including A 0.25% Administrative Expense Charge
 Beginning April 7, 1997..........................       60
Table VI--For Contracts Containing Limits on
 Fees.............................................       63

                        Condensed Financial Information
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until February 23, 1996, when the mortality and expense risk charge was reduced to 0.75% during the accumulation phase. It will increase to 1.25% during the income phase.

                    2000         1999        1998        1997        1996         1995        1994      1993     1992      1991
                    ----         ----        ----        ----        ----         ----        ----      ----     ----      ----
AETNA ASCENT VP
Value at
 beginning of
 period              $18.253     $16.082     $15.535     $13.055      $10.652     $10.000(1)
Value at end of
 period              $17.996     $18.253     $16.082     $15.535      $13.055     $10.652
Number of
 accumulation
 units
 outstanding at
 end of period       118,220     129,605     104,608      90,134       35,959      16,791
AETNA BALANCED
VP, INC
Value at
 beginning of
 period              $25.081     $22.244     $19.166     $15.765      $13.803     $10.971     $11.164  $10.286  $12.717(1)   $10.882
Value at end of
 period              $24.755     $25.081     $22.244     $19.166      $15.765     $13.803     $10.971  $11.164  $10.286    $12.717
Number of
 accumulation
 units
 outstanding at
 end of period     1,315,034   1,579,288   1,798,425   1,970,116    2,141,189   6,430,772   3,541,703  318,711    6,537  1,324,822
AETNA BOND VP
Value at
 beginning of
 period              $14.260     $14.475     $13.486     $12.546      $12.212     $10.457     $11.006  $10.160  $37.815(2)   $32.066
Value at end of
 period              $15.519     $14.260     $14.475     $13.486      $12.546     $12.212     $10.457  $11.006  $10.160    $37.815
Number of
 accumulation
 units
 outstanding at
 end of period     1,459,552   1,654,932   2,012,308   1,921,538    2,206,334   4,853,662   1,988,960  166,913    4,196    427,893
AETNA
CROSSROADS VP
Value at
 beginning of
 period              $16.750     $15.312     $14.566     $12.483      $10.594     $10.000(1)
Value at end of
 period              $16.694     $16.750     $15.312     $14.566      $12.483     $10.594
Number of
 accumulation
 units
 outstanding at
 end of period       125,910     124,069     119,246     100,256       26,260      16,953
AETNA GROWTH VP
Value at
 beginning of
 period              $24.203     $18.067     $13.239(1)
Value at end of
 period              $21.151     $24.203     $18.067
Number of
 accumulation
 units
 outstanding at
 end of period       791,027     626,397     428,697
AETNA GROWTH
AND INCOME VP
Value at
 beginning of
 period              $29.444     $25.265     $22.233     $17.246      $13.972     $10.698     $10.940  $10.378  $84.249(3)   $67.496
Value at end of
 period              $26.020     $29.444     $25.265     $22.233      $17.246     $13.972     $10.698  $10.940  $10.378    $84.249
Number of
 accumulation
 units
 outstanding at
 end of period    10,227,817  11,813,416  12,975,484  14,879,862   14,930,380  30,554,957  11,117,383  879,670    3,107    908,777
AETNA INDEX
PLUS LARGE CAP
VP
Value at
 beginning of
 period              $23.427     $18.989     $14.538     $10.940      $10.000(1)
Value at end of
 period              $21.065     $23.427     $18.989     $14.538      $10.940
Number of
 accumulation
 units
 outstanding at
 end of period     1,133,418   1,552,902   1,060,363     485,417       72,973
AETNA INDEX
PLUS MID CAP VP
Value at
 beginning of
 period              $12.561     $10.928      $9.950(2)
Value at end of
 period              $14.951     $12.561     $10.928
Number of
 accumulation
 units
 outstanding at
 end of period       357,389      60,811      16,207
AETNA INDEX
PLUS SMALL CAP
VP
Value at
 beginning of
 period               $9.727      $8.846      $9.407(3)
Value at end of
 period              $10.602      $9.727      $8.846
Number of
 accumulation
 units
 outstanding at
 end of period        74,216      76,971      53,460
AETNA
INTERNATIONAL
VP
Value at
 beginning of
 period              $14.718      $9.798     $10.288(3)
Value at end of
 period              $11.639     $14.718      $9.798
Number of
 accumulation
 units
 outstanding at
 end of period        84,649      44,538      29,000
AETNA LEGACY VP
Value at
 beginning of
 period              $15.164     $14.266     $13.441     $11.826      $10.443     $10.000(2)
Value at end of
 period              $15.775     $15.164     $14.266     $13.441      $11.826     $10.443
Number of
 accumulation
 units
 outstanding at
 end of period        59,794      77,496     120,312      54,849        7,510       2,222

------------------------------------------------------------------

                    2000         1999        1998        1997        1996         1995        1994      1993     1992      1991
                    ----         ----        ----        ----        ----         ----        ----      ----     ----      ----
AETNA MONEY
MARKET VP
Value at
 beginning of
 period              $13.145     $12.604     $12.041     $11.502      $11.007     $10.509     $10.223  $10.031  $34.122(4)   $32.431
Value at end of
 period              $13.879     $13.145     $12.604     $12.041      $11.502     $11.007     $10.509  $10.223  $10.031    $34.122
Number of
 accumulation
 units
 outstanding at
 end of period     2,718,810   2,521,960   2,102,275   2,066,545    2,421,519   4,354,272   1,822,449   90,782    2,808    548,425
AETNA SMALL
COMPANY VP
Value at
 beginning of
 period              $17.859     $13.751     $13.704     $13.211(1)
Value at end of
 period              $18.917     $17.859     $13.751     $13.704
Number of
 accumulation
 units
 outstanding at
 end of period       282,407     177,817      90,092       2,408
AETNA
TECHNOLOGY VP
Value at
 beginning of
 period               $9.999(1)
Value at end of
 period               $5.850
Number of
 accumulation
 units
 outstanding at
 end of period       319,735
AETNA VALUE
OPPORTUNITY VP
Value at
 beginning of
 period              $19.190     $16.169     $12.632(1)
Value at end of
 period              $20.989     $19.190     $16.169
Number of
 accumulation
 units
 outstanding at
 end of period       121,019      93,802      91,722
AIM V.I.
CAPITAL
APPRECIATION
FUND
Value at
 beginning of
 period              $13.801      $9.979(1)
Value at end of
 period              $12.204     $13.801
Number of
 accumulation
 units
 outstanding at
 end of period       134,675      11,915
AIM V.I. GROWTH
FUND
Value at
 beginning of
 period              $12.111      $9.722(1)
Value at end of
 period               $9.558     $12.111
Number of
 accumulation
 units
 outstanding at
 end of period       167,340      47,999
AIM V.I. GROWTH
AND INCOME FUND
Value at
 beginning of
 period              $11.756     $10.215(2)
Value at end of
 period               $9.970     $11.756
Number of
 accumulation
 units
 outstanding at
 end of period       148,348      36,163
AIM V.I. VALUE
FUND
Value at
 beginning of
 period              $11.546      $9.764(3)
Value at end of
 period               $9.781     $11.546
Number of
 accumulation
 units
 outstanding at
 end of period       129,960      83,637
CALVERT SOCIAL
BALANCED
PORTFOLIO
Value at
 beginning of
 period              $23.066     $20.708     $17.944     $15.056      $13.480     $10.518     $11.010  $10.296  $10.000(5)
Value at end of
 period              $22.178     $23.066     $20.708     $17.944      $15.056     $13.480     $10.518  $11.010  $10.296
Number of
 accumulation
 units
 outstanding at
 end of period        32,222      37,046      35,544      31,512       33,352      25,730         752    1,383       82
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at
 beginning of
 period              $18.627     $17.650     $15.930     $12.529      $11.054     $10.000(1)
Value at end of
 period              $20.045     $18.627     $17.650     $15.930      $12.529     $11.054
Number of
 accumulation
 units
 outstanding at
 end of period       417,042     519,885     630,682     744,774      544,657     294,244
FIDELITY VIP
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $26.504     $19.430     $14.034     $11.451      $10.066     $10.000(1)
Value at end of
 period              $23.418     $26.504     $19.430     $14.034      $11.451     $10.066
Number of
 accumulation
 units
 outstanding at
 end of period     1,030,486     874,557     595,859     444,057      379,385     288,576
FIDELITY VIP
OVERSEAS
PORTFOLIO
Value at
 beginning of
 period              $19.796     $13.984     $12.496     $11.286      $10.052     $10.000(1)
Value at end of
 period              $15.894     $19.796     $13.984     $12.496      $11.286     $10.052
Number of
 accumulation
 units
 outstanding at
 end of period       193,260     182,517     141,714     102,509       70,271      33,813
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at
 beginning of
 period              $24.687     $20.018     $15.517     $12.593      $10.468     $10.000(1)
Value at end of
 period              $22.881     $24.687     $20.018     $15.517      $12.593     $10.468
Number of
 accumulation
 units
 outstanding at
 end of period       642,878     732,243     779,942     710,711      569,561     379,862

------------------------------------------------------------------

                    2000         1999        1998        1997        1996         1995        1994      1993     1992      1991
                    ----         ----        ----        ----        ----         ----        ----      ----     ----      ----
JANUS ASPEN
AGGRESSIVE
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $46.370     $20.726     $15.554     $13.909      $12.992     $10.319     $10.000(1)
Value at end of
 period              $31.380     $46.370     $20.726     $15.554      $13.909     $12.992     $10.319
Number of
 accumulation
 units
 outstanding at
 end of period     1,382,322   1,056,343     459,710     427,692      433,363     723,839     131,702
JANUS ASPEN
BALANCED
PORTFOLIO
Value at
 beginning of
 period              $25.370     $20.165     $15.130     $12.484      $10.835     $10.000(1)
Value at end of
 period              $24.619     $25.370     $20.165     $15.130      $12.484     $10.835
Number of
 accumulation
 units
 outstanding at
 end of period       688,649     545,606     241,070     152,646      111,525       7,772
JANUS ASPEN
FLEXIBLE INCOME
PORTFOLIO
Value at
 beginning of
 period              $15.864     $15.731     $14.527     $13.096      $12.094      $9.886     $10.000(1)
Value at end of
 period              $16.731     $15.864     $15.731     $14.527      $13.096     $12.094      $9.886
Number of
 accumulation
 units
 outstanding at
 end of period       237,152     190,660     199,467      97,715       73,340      84,048      15,893
JANUS ASPEN
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $29.936     $20.948     $15.558     $12.770      $10.870     $10.000(1)
Value at end of
 period              $25.390     $29.936     $20.948     $15.558      $12.770     $10.870
Number of
 accumulation
 units
 outstanding at
 end of period       757,793     668,409     244,107     197,548      144,443      26,022
JANUS ASPEN
WORLDWIDE
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $35.298     $21.626     $16.901     $13.940      $10.893     $10.000(1)
Value at end of
 period              $29.545     $35.298     $21.626     $16.901      $13.940     $10.893
Number of
 accumulation
 units
 outstanding at
 end of period     1,691,751   1,601,735   1,346,457   1,273,110      803,488     227,582
OPPENHEIMER
GLOBAL
SECURITIES
FUND / VA
Value at
 beginning of
 period              $15.814     $10.053     $10.004(2)
Value at end of
 period              $16.495     $15.814     $10.053
Number of
 accumulation
 units
 outstanding at
 end of period       177,896      38,363       9,360
OPPENHEIMER
STRATEGIC BOND
FUND / VA
Value at
 beginning of
 period              $10.133      $9.929     $10.098(2)
Value at end of
 period              $10.323     $10.133      $9.929
Number of
 accumulation
 units
 outstanding at
 end of period        13,676       3,553         625
PILGRIM NATURAL
RESOURCES TRUST
Value at
 beginning of
 period              $12.670     $11.189     $14.025     $13.188      $10.479      $9.079      $9.716  $10.000(1)
Value at end of
 period              $14.886     $12.670     $11.189     $14.025      $13.188     $10.479      $9.079   $9.716
Number of
 accumulation
 units
 outstanding at
 end of period        43,624      65,370      92,175     106,926       73,699     162,462     141,076   27,908
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at
 beginning of
 period              $40.017     $27.097     $21.541     $21.225(1)
Value at end of
 period              $37.448     $40.017     $27.097     $21.541
Number of
 accumulation
 units
 outstanding at
 end of period       260,806     202,966     167,065     164,474
PPI MFS
EMERGING
EQUITIES
PORTFOLIO
Value at
 beginning of
 period              $29.605     $19.769     $15.361     $15.547(1)
Value at end of
 period              $20.927     $29.605     $19.769     $15.361
Number of
 accumulation
 units
 outstanding at
 end of period       478,944     457,665     562,097     598,078
PPI MFS
RESEARCH GROWTH
PORTFOLIO
Value at
 beginning of
 period              $19.332     $15.703     $12.863     $13.110(1)
Value at end of
 period              $18.328     $19.332     $15.703     $12.863
Number of
 accumulation
 units
 outstanding at
 end of period       292,094     331,760     428,785     462,383
PPI SCUDDER
INTERNATIONAL
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $33.582     $21.359     $18.070     $17.838(1)
Value at end of
 period              $26.801     $33.582     $21.359     $18.070
Number of
 accumulation
 units
 outstanding at
 end of period       266,458     331,362     257,953     280,633

------------------------------------------------------------------

                    2000         1999        1998        1997        1996         1995        1994      1993     1992      1991
                    ----         ----        ----        ----        ----         ----        ----      ----     ----      ----
PPI T. ROWE
PRICE GROWTH
EQUITY
PORTFOLIO
Value at
 beginning of
 period              $22.348     $18.407     $14.534     $14.237(1)
Value at end of
 period              $22.174     $22.348     $18.407     $14.534
Number of
 accumulation
 units
 outstanding at
 end of period       271,254     314,992     335,510     360,615

----------------------------------

Footnote for period ended December 31, 2000:
(1)  Funds were first received in this option during May 2000.
Footnotes for period ended December 31, 1999:
(1)  Funds were first received in this option during August 1999.
(2)  Funds were first received in this option during July 1999.
(3)  Funds were first received in this option during May 1999.
Footnotes for period ended December 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during July 1998.
(3)  Funds were first received in this option during June 1998.
Footnote for period ended December 31, 1997:
(1)  Funds were first received in this option during November 1997.
Footnote for period ended December 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the contract.
Footnotes for period ended December 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during September 1995, when the fund became available under the contract.
Footnote for period ended December 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
Footnote for period ended December 31, 1993:
(1) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.
Footnotes for period ended December 31, 1992:
(1) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.

                        Condensed Financial Information
------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.

                    2000        1999
                    ----        ----
AETNA BALANCED
VP, INC.
Value at
 beginning of
 period            $11.902     $10.548(1)
Value at end of
 period            $11.741     $11.902
Number of
 accumulation
 units
 outstanding at
 end of period       8,875       7,910
AETNA BOND VP
Value at
 beginning of
 period            $10.970(1)
Value at end of
 period            $11.121
Number of
 accumulation
 units
 outstanding at
 end of period           8
AETNA GROWTH VP
Value at
 beginning of
 period            $15.094     $11.536(1)
Value at end of
 period            $13.184     $15.094
Number of
 accumulation
 units
 outstanding at
 end of period       6,155       4,940
AETNA GROWTH
AND INCOME VP
Value at
 beginning of
 period            $11.882     $10.246(1)
Value at end of
 period            $10.495     $11.882
Number of
 accumulation
 units
 outstanding at
 end of period      34,376      25,734
AETNA INDEX
PLUS LARGE CAP
VP
Value at
 beginning of
 period            $13.677     $11.411(1)
Value at end of
 period            $12.292     $13.677
Number of
 accumulation
 units
 outstanding at
 end of period      21,613      18,623
AETNA INDEX
PLUS MID CAP VP
Value at
 beginning of
 period            $15.024(1)
Value at end of
 period            $15.591
Number of
 accumulation
 units
 outstanding at
 end of period       2,190
AETNA INDEX
PLUS SMALL CAP
VP
Value at
 beginning of
 period            $10.485      $8.325(1)
Value at end of
 period            $11.423     $10.485
Number of
 accumulation
 units
 outstanding at
 end of period          10          10
AETNA LEGACY VP
Value at
 beginning of
 period            $10.713      $9.846(1)
Value at end of
 period            $11.139     $10.713
Number of
 accumulation
 units
 outstanding at
 end of period         832       3,827
AETNA MONEY
MARKET VP
Value at
 beginning of
 period            $11.066(2)
Value at end of
 period            $11.260
Number of
 accumulation
 units
 outstanding at
 end of period          46
AETNA SMALL
COMPANY VP
Value at
 beginning of
 period            $12.352      $8.741(1)
Value at end of
 period            $13.077     $12.352
Number of
 accumulation
 units
 outstanding at
 end of period      35,990      25,984
AETNA
TECHNOLOGY VP
Value at
 beginning of
 period             $7.729(3)
Value at end of
 period             $5.848
Number of
 accumulation
 units
 outstanding at
 end of period       3,062
AETNA VALUE
OPPORTUNITY VP
Value at
 beginning of
 period            $13.007     $10.626(1)
Value at end of
 period            $14.220     $13.007
Number of
 accumulation
 units
 outstanding at
 end of period      14,497      11,412
AIM V.I. GROWTH
FUND
Value at
 beginning of
 period            $12.772(4)
Value at end of
 period             $9.550
Number of
 accumulation
 units
 outstanding at
 end of period       2,234
AIM V.I. GROWTH
AND INCOME FUND
Value at
 beginning of
 period            $10.973(1)
Value at end of
 period             $9.962
Number of
 accumulation
 units
 outstanding at
 end of period          56
AIM V.I. VALUE
FUND
Value at
 beginning of
 period            $10.772(5)
Value at end of
 period             $9.773
Number of
 accumulation
 units
 outstanding at
 end of period       1,829
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at
 beginning of
 period            $10.651     $10.184(1)
Value at end of
 period            $11.457     $10.651
Number of
 accumulation
 units
 outstanding at
 end of period       1,315         654

------------------------------------------------------------------

                    2000        1999
                    ----        ----
FIDELITY VIP
GROWTH
PORTFOLIO
Value at
 beginning of
 period            $16.024     $12.390(1)
Value at end of
 period            $14.152     $16.024
Number of
 accumulation
 units
 outstanding at
 end of period       6,686       4,299
FIDELITY VIP
OVERSEAS
PORTFOLIO
Value at
 beginning of
 period            $10.700(1)
Value at end of
 period            $11.081
Number of
 accumulation
 units
 outstanding at
 end of period          42
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at
 beginning of
 period            $13.787     $11.460(1)
Value at end of
 period            $12.772     $13.787
Number of
 accumulation
 units
 outstanding at
 end of period       7,548       5,461
JANUS ASPEN
AGGRESSIVE
GROWTH
PORTFOLIO
Value at
 beginning of
 period            $26.089     $12.588(1)
Value at end of
 period            $17.646     $26.089
Number of
 accumulation
 units
 outstanding at
 end of period      16,278      11,071
JANUS ASPEN
BALANCED
PORTFOLIO
Value at
 beginning of
 period            $14.479     $12.137(1)
Value at end of
 period            $14.043     $14.479
Number of
 accumulation
 units
 outstanding at
 end of period       2,450         436
JANUS ASPEN
FLEXIBLE INCOME
PORTFOLIO
Value at
 beginning of
 period            $10.404     $10.355(1)
Value at end of
 period            $10.967     $10.404
Number of
 accumulation
 units
 outstanding at
 end of period       1,409         978
JANUS ASPEN
GROWTH
PORTFOLIO
Value at
 beginning of
 period            $16.313     $12.040(1)
Value at end of
 period            $13.829     $16.313
Number of
 accumulation
 units
 outstanding at
 end of period      13,511       4,195
JANUS ASPEN
WORLDWIDE
GROWTH
PORTFOLIO
Value at
 beginning of
 period            $16.613     $10.532(1)
Value at end of
 period            $13.899     $16.613
Number of
 accumulation
 units
 outstanding at
 end of period      26,789      17,701
OPPENHEIMER
GLOBAL
SECURITIES
FUND/VA
Value at
 beginning of
 period            $16.352(6)
Value at end of
 period            $16.571
Number of
 accumulation
 units
 outstanding at
 end of period         151
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at
 beginning of
 period            $15.732     $10.883(1)
Value at end of
 period            $14.714     $15.732
Number of
 accumulation
 units
 outstanding at
 end of period         718         188
PPI MFS
EMERGING
EQUITIES
PORTFOLIO
Value at
 beginning of
 period            $16.210     $10.087(1)
Value at end of
 period            $11.453     $16.210
Number of
 accumulation
 units
 outstanding at
 end of period       8,940      12,648
PPI SCUDDER
INTERNATIONAL
GROWTH
PORTFOLIO
Value at
 beginning of
 period            $15.541     $10.107(1)
Value at end of
 period            $12.397     $15.541
Number of
 accumulation
 units
 outstanding at
 end of period         321         230
PPI T. ROWE
PRICE GROWTH
EQUITY
PORTFOLIO
Value at
 beginning of
 period            $13.248     $10.925(1)
Value at end of
 period            $13.138     $13.248
Number of
 accumulation
 units
 outstanding at
 end of period       1,705       1,256

----------------------------------

Footnotes for period ended December 31, 2000:
(1)  Funds were first received in this option during November 2000.
(2)  Funds were first received in this option during August 2000.
(3)  Funds were first received in this option during September 2000.
(4)  Funds were first received in this option during March 2000.
(5)  Funds were first received in this option during January 2000.
(6) Funds were first received in this option during October 2000. Footnote for period ended December 31, 1999:
(1)  Funds were first received in this option during March 1999.

                        Condensed Financial Information
------------------------------------------------------------------

                                   TABLE III
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.

                   2000      1999
                   ----      ----
AETNA
CROSSROADS VP
Value at
 beginning of
 period           $16.474   $15.521(1)
Value at end of
 period           $16.387   $16.474
Number of
 accumulation
 units
 outstanding at
 end of period      2,097     1,778
AETNA GROWTH VP
Value at
 beginning of
 period           $18.142   $15.198(1)
Value at end of
 period           $19.263   $18.142
Number of
 accumulation
 units
 outstanding at
 end of period          0     2,736
AETNA GROWTH
AND INCOME VP
Value at
 beginning of
 period          $285.280  $263.583(1)
Value at end of
 period          $251.601  $285.280
Number of
 accumulation
 units
 outstanding at
 end of period        240       347
AETNA INDEX
PLUS LARGE CAP
VP
Value at
 beginning of
 period           $22.657(1)
Value at end of
 period           $20.701
Number of
 accumulation
 units
 outstanding at
 end of period        101
AIM V.I.
CAPITAL
APPRECIATION
FUND
Value at
 beginning of
 period           $14.871(2)
Value at end of
 period           $12.316
Number of
 accumulation
 units
 outstanding at
 end of period        166
AIM V.I. VALUE
FUND
Value at
 beginning of
 period           $10.090(3)
Value at end of
 period            $9.981
Number of
 accumulation
 units
 outstanding at
 end of period        380
FIDELITY VIP
GROWTH
PORTFOLIO
Value at
 beginning of
 period           $26.366   $22.058(1)
Value at end of
 period           $23.250   $26.366
Number of
 accumulation
 units
 outstanding at
 end of period        246       152
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at
 beginning of
 period           $27.241   $23.549(1)
Value at end of
 period           $25.197   $27.241
Number of
 accumulation
 units
 outstanding at
 end of period      4,544     4,166
JANUS ASPEN
AGGRESSIVE
GROWTH
PORTFOLIO
Value at
 beginning of
 period           $53.698   $32.641(1)
Value at end of
 period           $36.266   $53.698
Number of
 accumulation
 units
 outstanding at
 end of period      4,041     2,972
JANUS ASPEN
BALANCED
PORTFOLIO
Value at
 beginning of
 period           $24.954   $21.430(1)
Value at end of
 period           $24.167   $24.954
Number of
 accumulation
 units
 outstanding at
 end of period      3,057     3,842
JANUS ASPEN
GROWTH
PORTFOLIO
Value at
 beginning of
 period           $32.068   $25.578(1)
Value at end of
 period           $27.143   $32.068
Number of
 accumulation
 units
 outstanding at
 end of period        616       597
JANUS ASPEN
WORLDWIDE
GROWTH
PORTFOLIO
Value at
 beginning of
 period           $38.687   $26.861(1)
Value at end of
 period           $32.317   $38.687
Number of
 accumulation
 units
 outstanding at
 end of period      2,080     1,791
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at
 beginning of
 period           $43.155   $33.592(1)
Value at end of
 period           $40.304   $43.155
Number of
 accumulation
 units
 outstanding at
 end of period      1,516     1,516
PPI MFS
EMERGING
EQUITIES
PORTFOLIO
Value at
 beginning of
 period           $28.739   $21.207(1)
Value at end of
 period           $20.274   $28.739
Number of
 accumulation
 units
 outstanding at
 end of period        380       547
PPI T. ROWE
PRICE GROWTH
EQUITY
PORTFOLIO
Value at
 beginning of
 period           $25.309   $21.843(1)
Value at end of
 period           $25.061   $25.309
Number of
 accumulation
 units
 outstanding at
 end of period      1,629     1,557

------------------------------------------------------------------

----------------------------------

Footnotes for period ended December 31, 2000:
(1)  Funds were first received in this option during March 2000.
(2)  Funds were first received in this option during June 2000.
(3) Funds were first received in this option during October 2000. Footnote for period ended December 31, 1999:
(1)  Funds were first received in this option during September 1999.

                        Condensed Financial Information
------------------------------------------------------------------

                                    TABLE IV
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.

                    2000         1999        1998        1997        1996         1995        1994      1993     1992      1991
                    ----         ----        ----        ----        ----         ----        ----      ----     ----      ----
AETNA ASCENT VP
Value at
 beginning of
 period              $17.905     $15.855     $15.392     $12.999      $10.652     $10.000(1)
Value at end of
 period              $17.566     $17.905     $15.855     $15.392      $12.999     $10.652
Number of
 accumulation
 units
 outstanding at
 end of period        79,352      96,551     274,115     317,579       99,589      16,791
AETNA BALANCED
VP, INC
Value at
 beginning of
 period              $24.603     $21.929     $18.989     $15.698      $13.803     $10.971     $11.164  $10.286  $12.717(1)   $10.882
Value at end of
 period              $24.163     $24.603     $21.929     $18.989      $15.698     $13.803     $10.971  $11.164  $10.286    $12.717
Number of
 accumulation
 units
 outstanding at
 end of period     2,014,690   2,278,136   2,929,720   3,174,738    3,885,730   6,430,772   3,541,703  318,711    6,537  1,324,822
AETNA BOND VP
Value at
 beginning of
 period              $13.988     $14.270     $13.361     $12.493      $12.212     $10.457     $11.006  $10.160  $37.815(2)   $32.066
Value at end of
 period              $15.147     $13.988     $14.270     $13.361      $12.493     $12.212     $10.457  $11.006  $10.160    $37.815
Number of
 accumulation
 units
 outstanding at
 end of period       722,494     887,371   1,129,589   1,168,988    1,947,629   4,853,662   1,988,960  166,913    4,196    427,893
AETNA
CROSSROADS VP
Value at
 beginning of
 period              $16.431     $15.095     $14.432     $12.430      $10.594     $10.000(1)
Value at end of
 period              $16.295     $16.431     $15.095     $14.432      $12.430     $10.594
Number of
 accumulation
 units
 outstanding at
 end of period        99,845     115,324     218,649     175,559       74,128      16,953
AETNA GROWTH VP
Value at
 beginning of
 period              $23.875     $17.912     $13.173     $14.437(1)
Value at end of
 period              $20.761     $23.875     $17.912     $13.173
Number of
 accumulation
 units
 outstanding at
 end of period       133,052     172,425     140,522       2,695
AETNA GROWTH
AND INCOME VP
Value at
 beginning of
 period              $28.883     $24.907     $22.028     $17.173      $13.972     $10.698     $10.940  $10.378  $84.249(3)   $67.496
Value at end of
 period              $25.397     $28.883     $24.907     $22.028      $17.173     $13.972     $10.698  $10.940  $10.378    $84.249
Number of
 accumulation
 units
 outstanding at
 end of period     6,188,910   7,212,849   9,491,619  10,689,845   15,372,944  30,554,957  11,117,383  879,670    3,107    908,777
AETNA INDEX
PLUS LARGE CAP
VP
Value at
 beginning of
 period              $23.044     $18.772     $14.444     $10.924      $10.000(1)
Value at end of
 period              $20.618     $23.044     $18.772     $14.444      $10.924
Number of
 accumulation
 units
 outstanding at
 end of period       331,181     347,854     527,155     266,429       89,498
AETNA INDEX
PLUS MID CAP VP
Value at
 beginning of
 period              $12.455     $10.891     $10.107(1)
Value at end of
 period              $14.751     $12.455     $10.891
Number of
 accumulation
 units
 outstanding at
 end of period        90,357       6,907      17,011
AETNA INDEX
PLUS SMALL CAP
VP
Value at
 beginning of
 period               $9.645      $8.815      $9.996(1)
Value at end of
 period              $10.461      $9.645      $8.815
Number of
 accumulation
 units
 outstanding at
 end of period        28,764      15,816      55,564
AETNA
INTERNATIONAL
VP
Value at
 beginning of
 period              $14.594      $9.765     $10.149(1)
Value at end of
 period              $11.484     $14.594      $9.765
Number of
 accumulation
 units
 outstanding at
 end of period        19,208      10,655      35,872
AETNA LEGACY VP
Value at
 beginning of
 period              $14.875     $14.064     $13.317     $11.776      $10.443     $10.000(1)
Value at end of
 period              $15.397     $14.875     $14.064     $13.317      $11.776     $10.443
Number of
 accumulation
 units
 outstanding at
 end of period        99,655     111,343     197,742     133,741       25,977       2,222
AETNA MONEY
MARKET VP
Value at
 beginning of
 period              $12.894     $12.425     $11.930     $11.453      $11.007     $10.509     $10.223  $10.031  $34.122(4)   $32.431
Value at end of
 period              $13.547     $12.894     $12.425     $11.930      $11.453     $11.007     $10.509  $10.223  $10.031    $34.122
Number of
 accumulation
 units
 outstanding at
 end of period       894,024   1,034,154   1,146,661     974,714    1,984,269   4,354,272   1,822,449   90,782    2,808    548,425

------------------------------------------------------------------

                    2000         1999        1998        1997        1996         1995        1994      1993     1992      1991
                    ----         ----        ----        ----        ----         ----        ----      ----     ----      ----
AETNA SMALL
COMPANY VP
Value at
 beginning of
 period              $17.617     $13.633     $13.654     $13.503(1)
Value at end of
 period              $18.568     $17.617     $13.633     $13.654
Number of
 accumulation
 units
 outstanding at
 end of period        64,122      19,165      91,992      17,392
AETNA
TECHNOLOGY VP
Value at
 beginning of
 period               $9.558(1)
Value at end of
 period               $5.831
Number of
 accumulation
 units
 outstanding at
 end of period       127,430
AETNA VALUE
OPPORTUNITY VP
Value at
 beginning of
 period              $18.930     $16.030     $13.261     $12.904(1)
Value at end of
 period              $20.602     $18.930     $16.030     $13.261
Number of
 accumulation
 units
 outstanding at
 end of period        27,040      23,354      60,870       6,194
AIM V.I.
CAPITAL
APPRECIATION
FUND
Value at
 beginning of
 period              $13.753     $10.008(1)
Value at end of
 period              $12.101     $13.753
Number of
 accumulation
 units
 outstanding at
 end of period        16,498       2,630
AIM V.I. GROWTH
FUND
Value at
 beginning of
 period              $12.069      $9.663(1)
Value at end of
 period               $9.477     $12.069
Number of
 accumulation
 units
 outstanding at
 end of period        15,454       1,843
AIM V.I. GROWTH
AND INCOME FUND
Value at
 beginning of
 period              $11.716      $9.568(1)
Value at end of
 period               $9.887     $11.716
Number of
 accumulation
 units
 outstanding at
 end of period        55,310      10,587
AIM V.I. VALUE
FUND
Value at
 beginning of
 period              $11.506      $9.891(2)
Value at end of
 period               $9.699     $11.506
Number of
 accumulation
 units
 outstanding at
 end of period        11,764       6,924
CALVERT SOCIAL
BALANCED
PORTFOLIO
Value at
 beginning of
 period              $22.626     $20.415     $17.779     $14.992      $13.480     $10.518     $11.010  $10.296  $10.000(5)
Value at end of
 period              $21.647     $22.626     $20.415     $17.779      $14.992     $13.480     $10.518  $11.010  $10.296
Number of
 accumulation
 units
 outstanding at
 end of period         7,201       8,236       8,742      20,122        6,303      25,730         752    1,383       82
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at
 beginning of
 period              $18.272     $17,400     $15.784     $12.475      $11.054     $10.000(1)
Value at end of
 period              $19.565     $18.272     $17.400     $15.784      $12.475     $11.054
Number of
 accumulation
 units
 outstanding at
 end of period       204,704     236,374     298,921     328,562      208,072     294,244
FIDELITY VIP
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $25.999     $19.155     $13.904     $11.402      $10.066     $10.000(1)
Value at end of
 period              $22.858     $25.999     $19.155     $13.904      $11.402     $10.066
Number of
 accumulation
 units
 outstanding at
 end of period       536,656     474,649     324,558     229,060      199,720     288,576
FIDELITY VIP
OVERSEAS
PORTFOLIO
Value at
 beginning of
 period              $19.419     $13.786     $12.381     $11.238      $10.052     $10.000(1)
Value at end of
 period              $15.514     $19.419     $13.786     $12.381      $11.238     $10.052
Number of
 accumulation
 units
 outstanding at
 end of period        33,208      37,275      54,226      51,781       38,994      33,813
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at
 beginning of
 period              $24.217     $19.735     $15.374     $12.540      $10.468     $10.000(1)
Value at end of
 period              $22.333     $24.217     $19.735     $15.374      $12.540     $10.468
Number of
 accumulation
 units
 outstanding at
 end of period       365,499     449,134     488,102     465,699      273,189     379,862
JANUS ASPEN
AGGRESSIVE
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $45.486     $20.433     $15.410     $13.850      $12.992     $10.319     $10.000(1)
Value at end of
 period              $30.628     $45.486     $20.433     $15.410      $13.850     $12.992     $10.319
Number of
 accumulation
 units
 outstanding at
 end of period       986,825     828,592     512,154     469,230      590,904     723,839     131,702

------------------------------------------------------------------

                    2000         1999        1998        1997        1996         1995        1994      1993     1992      1991
                    ----         ----        ----        ----        ----         ----        ----      ----     ----      ----
JANUS ASPEN
BALANCED
PORTFOLIO
Value at
 beginning of
 period              $24.886     $19.880     $14.990     $12.431      $10.835     $10.000(1)
Value at end of
 period              $24.030     $24.886     $19.880     $14.990      $12.431     $10.835
Number of
 accumulation
 units
 outstanding at
 end of period       582,229     527,201     334,508     193,429       74,184       7,772
JANUS ASPEN
FLEXIBLE INCOME
PORTFOLIO
Value at
 beginning of
 period              $15.562     $15.509     $14.393     $13.040      $12.094      $9.886     $10.000(1)
Value at end of
 period              $16.331     $15.562     $15.509     $14.393      $13.040     $12.094      $9.886
Number of
 accumulation
 units
 outstanding at
 end of period        62,404      73,596      85,517     109,812       96,128      84,048      15,893
JANUS ASPEN
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $29.366     $20.651     $15.414     $12.716      $10.870     $10.000(1)
Value at end of
 period              $24.782     $29.366     $20.651     $15.414      $12.716     $10.870
Number of
 accumulation
 units
 outstanding at
 end of period       541,342     432,037     217,310     179,226      132,465      26,022
JANUS ASPEN
WORLDWIDE
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $34.626     $21.320     $16.745     $13.880      $10.893     $10.000(1)
Value at end of
 period              $28.839     $34.626     $21.320     $16.745      $13.880     $10.893
Number of
 accumulation
 units
 outstanding at
 end of period       966,698     902,510   1,069,704     953,522      520,275     227,582
OPPENHEIMER
GLOBAL
SECURITIES
FUND / VA
Value at
 beginning of
 period              $15.681     $10.018     $10.027(1)
Value at end of
 period              $16.275     $15.681     $10.018
Number of
 accumulation
 units
 outstanding at
 end of period        93,133      12,402       3,998
OPPENHEIMER
STRATEGIC BOND
FUND / VA
Value at
 beginning of
 period              $10.048      $9.895      $9.952(1)
Value at end of
 period              $10.185     $10.048      $9.895
Number of
 accumulation
 units
 outstanding at
 end of period           831       5,340       3,006
PILGRIM NATURAL
RESOURCES TRUST
Value at
 beginning of
 period              $12.428     $11.030     $13.896     $13.132      $10.479      $9.079      $9.716  $10.000(1)
Value at end of
 period              $14.530     $12.428     $11.030     $13.896      $13.132     $10.479      $9.079   $9.716
Number of
 accumulation
 units
 outstanding at
 end of period        44,844      57,916      89,735     149,149      115,869     162,462     141,076   27,908
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at
 beginning of
 period              $39.254     $26.713     $21.343     $21.038(1)
Value at end of
 period              $36.551     $39.254     $26.713     $21.343
Number of
 accumulation
 units
 outstanding at
 end of period       335,970     278,562     303,746     296,540
PPI MFS
EMERGING
EQUITIES
PORTFOLIO
Value at
 beginning of
 period              $29.040     $19.489     $15.219     $15.411(1)
Value at end of
 period              $20.426     $29.040     $19.489     $15.219
Number of
 accumulation
 units
 outstanding at
 end of period       455,264     485,026     695,813     742,913
PPI MFS
RESEARCH GROWTH
PORTFOLIO
Value at
 beginning of
 period              $18.963     $15.481     $12.744     $12.995(1)
Value at end of
 period              $17.889     $18.963     $15.481     $12.744
Number of
 accumulation
 units
 outstanding at
 end of period       395,373     408,870     605,271     664,979
PPI SCUDDER
INTERNATIONAL
GROWTH
PORTFOLIO
Value at
 beginning of
 period              $32.942     $21.057     $17.903     $17.682(1)
Value at end of
 period              $26.160     $32.942     $21.057     $17.903
Number of
 accumulation
 units
 outstanding at
 end of period       286,301     316,726     360,392     411,600
PPI T. ROWE
PRICE GROWTH
EQUITY
PORTFOLIO
Value at
 beginning of
 period              $21.922     $18.146     $14.400     $14.112(1)
Value at end of
 period              $21.643     $21.922     $18.146     $14.400
Number of
 accumulation
 units
 outstanding at
 end of period       192,790     177,799     287,914     231,297

------------------------------------------------------------------

----------------------------------

Footnote for period ended December 31, 2000:
(1)  Funds were first received in this option during May 2000.
Footnotes for period ended December 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during May 1999.
Footnote for period ended December 31, 1998:
(1)  Funds were first received in this option during May 1998.
Footnote for period ended December 31, 1997:
(1)  Funds were first received in this option during November 1997.
Footnote for period ended December 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during September 1996, when the portfolio became available under the contract.
Footnote for period ended December 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
Footnote for period ended December 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
Footnote for period ended December 31, 1993:
(1) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.
Footnotes for period ended December 31, 1992:
(1) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.

                        Condensed Financial Information
------------------------------------------------------------------

                                    TABLE V
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the four-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.

                   2000      1999      1998      1997
                   ----      ----      ----      ----
AETNA ASCENT VP
Value at
 beginning of
 period           $17.783   $15.786   $15.364   $12.994(1)
Value at end of
 period           $17.403   $17.783   $15.786   $15.364
Number of
 accumulation
 units
 outstanding at
 end of period        775     1,438     1,718       911
AETNA BALANCED
VP, INC
Value at
 beginning of
 period           $24.436   $21.834   $18.954   $15.823(1)
Value at end of
 period           $23.939   $24.436   $21.834   $18.954
Number of
 accumulation
 units
 outstanding at
 end of period     16,800    28,079    30,064    25,112
AETNA BOND VP
Value at
 beginning of
 period           $13.893   $14.208   $13.337   $12.417(1)
Value at end of
 period           $15.007   $13.893   $14.208   $13.337
Number of
 accumulation
 units
 outstanding at
 end of period      7,623    22,155    18,429    36,018
AETNA
CROSSROADS VP
Value at
 beginning of
 period           $16.319   $15.030   $14.406   $12.428(1)
Value at end of
 period           $15.812   $16.319   $15.030   $14.406
Number of
 accumulation
 units
 outstanding at
 end of period          0       470       458     7,855
AETNA GROWTH VP
Value at
 beginning of
 period           $23.713   $17.834   $15.727(1)
Value at end of
 period           $20.569   $23.713   $17.834
Number of
 accumulation
 units
 outstanding at
 end of period      9,672     5,532     2,089
AETNA GROWTH
AND INCOME VP
Value at
 beginning of
 period           $28.686   $24.800   $21.988   $17.728(1)
Value at end of
 period           $25.162   $28.686   $24.800   $21.988
Number of
 accumulation
 units
 outstanding at
 end of period     91,088   134,360   148,051   188,162
AETNA INDEX
PLUS LARGE CAP
VP
Value at
 beginning of
 period           $22.887   $18.691   $14.418   $11.345(1)
Value at end of
 period           $20.427   $22.887   $18.691   $14.418
Number of
 accumulation
 units
 outstanding at
 end of period     24,239    31,248    23,367    11,672
AETNA INDEX
PLUS MID CAP VP
Value at
 beginning of
 period           $12.403   $10.872    $8.579(2)
Value at end of
 period           $14.653   $12.403   $10.872
Number of
 accumulation
 units
 outstanding at
 end of period      1,566     1,361     1,230
AETNA INDEX
PLUS SMALL CAP
VP
Value at
 beginning of
 period            $9.604    $8.800    $7.685(3)
Value at end of
 period           $10.391    $9.604    $8.800
Number of
 accumulation
 units
 outstanding at
 end of period        964     1,041       807
AETNA LEGACY VP
Value at
 beginning of
 period           $14.774   $14.003   $13.292   $12.076(2)
Value at end of
 period           $14.898   $14.774   $14.003   $13.292
Number of
 accumulation
 units
 outstanding at
 end of period          0       502     1,188       397
AETNA MONEY
MARKET VP
Value at
 beginning of
 period           $12.806   $12.372   $11.908   $11.572(1)
Value at end of
 period           $13.422   $12.806   $12.372   $11.908
Number of
 accumulation
 units
 outstanding at
 end of period      6,362    28,274    32,767    23,882
AETNA SMALL
COMPANY VP
Value at
 beginning of
 period           $17.497   $13.574   $13.320(4)
Value at end of
 period           $18.396   $17.497   $13.574
Number of
 accumulation
 units
 outstanding at
 end of period      1,843     1,733       797
AETNA
TECHNOLOGY VP
Value at
 beginning of
 period           $10.754(1)
Value at end of
 period            $5.821
Number of
 accumulation
 units
 outstanding at
 end of period      8,565
AETNA VALUE
OPPORTUNITY VP
Value at
 beginning of
 period           $18.801   $15.960   $14.467(5)
Value at end of
 period           $20.412   $18.801   $15.960
Number of
 accumulation
 units
 outstanding at
 end of period        762       299        54
AIM V.I. GROWTH
FUND
Value at
 beginning of
 period           $12.347(2)
Value at end of
 period            $9.437
Number of
 accumulation
 units
 outstanding at
 end of period        279
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at
 beginning of
 period           $18.147   $17.325   $15.755   $12.668(1)
Value at end of
 period           $19.384   $18.147   $17.325   $15.755
Number of
 accumulation
 units
 outstanding at
 end of period      4,142     8,863     6,720     9,385

------------------------------------------------------------------

                   2000      1999      1998      1997
                   ----      ----      ----      ----
FIDELITY VIP
GROWTH
PORTFOLIO
Value at
 beginning of
 period           $25.822   $19.072   $13.879   $11.373(1)
Value at end of
 period           $22.646   $25.822   $19.072   $13.879
Number of
 accumulation
 units
 outstanding at
 end of period     13,914    23,653    17,622     8,432
FIDELITY VIP
OVERSEAS
PORTFOLIO
Value at
 beginning of
 period           $19.287   $13.727   $12.358   $11.356(1)
Value at end of
 period           $15.370   $19.287   $13.727   $12.358
Number of
 accumulation
 units
 outstanding at
 end of period        878     1,319     1,827     2,264
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at
 beginning of
 period           $24.052   $19.649   $15.346   $12.473(1)
Value at end of
 period           $22.126   $24.052   $19.649   $15.346
Number of
 accumulation
 units
 outstanding at
 end of period     19,458    20,988    20,097    19,168
JANUS ASPEN
AGGRESSIVE
GROWTH
PORTFOLIO
Value at
 beginning of
 period           $45.177   $20.345   $15.382   $12.282(1)
Value at end of
 period           $30.344   $45.177   $20.345   $15.382
Number of
 accumulation
 units
 outstanding at
 end of period     34,444    29,490    12,305    10,357
JANUS ASPEN
BALANCED
PORTFOLIO
Value at
 beginning of
 period           $24.717   $19.794   $14.963   $12.742(1)
Value at end of
 period           $23.807   $24.717   $19.794   $14.963
Number of
 accumulation
 units
 outstanding at
 end of period      6,368     6,163     7,705     7,255
JANUS ASPEN
FLEXIBLE INCOME
PORTFOLIO
Value at
 beginning of
 period           $15.456   $15.442   $14.367   $13.043(1)
Value at end of
 period           $16.179   $15.456   $15.442   $14.367
Number of
 accumulation
 units
 outstanding at
 end of period      3,166     2,080     3,383     2,833
JANUS ASPEN
GROWTH
PORTFOLIO
Value at
 beginning of
 period           $29.166   $20.562   $15.386   $12.975(1)
Value at end of
 period           $24.552   $29.166   $20.562   $15.386
Number of
 accumulation
 units
 outstanding at
 end of period     12,556    11,840     4,445     3,305
JANUS ASPEN
WORLDWIDE
GROWTH
PORTFOLIO
Value at
 beginning of
 period           $34.390   $21.228   $16.714   $14.460(1)
Value at end of
 period           $28.571   $34.390   $21.228   $16.714
Number of
 accumulation
 units
 outstanding at
 end of period     33,746    31,115    28,230    23,481
OPPENHEIMER
GLOBAL
SECURITIES
FUND / VA
Value at
 beginning of
 period           $15.615   $10.001    $9.378(6)
Value at end of
 period           $16.166   $15.615   $10.001
Number of
 accumulation
 units
 outstanding at
 end of period      2,910       953        24
OPPENHEIMER
STRATEGIC BOND
FUND / VA
Value at
 beginning of
 period           $10.006    $9.878    $9.889(6)
Value at end of
 period           $10.117   $10.006    $9.878
Number of
 accumulation
 units
 outstanding at
 end of period        153       114        67
PILGRIM NATURAL
RESOURCES TRUST
Value at
 beginning of
 period           $12.344   $10.982   $13.870   $12.300(1)
Value at end of
 period           $14.395   $12.344   $10.982   $13.870
Number of
 accumulation
 units
 outstanding at
 end of period         33       191       753     4,339
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at
 beginning of
 period           $38.987   $26.598   $21.304   $21.005(3)
Value at end of
 period           $36.213   $38.987   $26.598   $21.304
Number of
 accumulation
 units
 outstanding at
 end of period      4,077     3,143     1,926     2,468
PPI MFS
EMERGING
EQUITIES
PORTFOLIO
Value at
 beginning of
 period           $28.843   $19.405   $15.192   $15.386(3)
Value at end of
 period           $20.236   $28.843   $19.405   $15.192
Number of
 accumulation
 units
 outstanding at
 end of period     12,426    11,547    13,060    11,491
PPI MFS
RESEARCH GROWTH
PORTFOLIO
Value at
 beginning of
 period           $18.834   $15.414   $12.721   $12.975(3)
Value at end of
 period           $17.723   $18.834   $15.414   $12.721
Number of
 accumulation
 units
 outstanding at
 end of period     15,099    18,743    21,363    17,743
PPI SCUDDER
INTERNATIONAL
GROWTH
PORTFOLIO
Value at
 beginning of
 period           $32.718   $20.966   $17.870   $17.653(3)
Value at end of
 period           $25.917   $32.718   $20.966   $17.870
Number of
 accumulation
 units
 outstanding at
 end of period      5,490     5,869     5,411     4,502
PPI T. ROWE
PRICE GROWTH
EQUITY
PORTFOLIO
Value at
 beginning of
 period           $21.773   $18.068   $14.374   $14.090(3)
Value at end of
 period           $21.443   $21.773   $18.068   $14.374
Number of
 accumulation
 units
 outstanding at
 end of period      9,182    10,244    16,259    14,429

----------------------------------

Footnotes for period ended December 31, 2000:
(1)  Funds were first received in this option during July 2000.
(2) Funds were first received in this option during January 2000. Footnotes for period ended December 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during October 1998.
(3)  Funds were first received in this option during September 1998.
(4)  Funds were first received in this option during January 1998.
(5)  Funds were first received in this option during March 1998.
(6)  Funds were first received in this option during December 1998.

------------------------------------------------------------------
Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during April 1997.
(2)  Funds were first received in this option during May 1997.
(3)  Funds were first received in this option during November 1997.

                        Condensed Financial Information
------------------------------------------------------------------

                                    TABLE VI
                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the four-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.

                    2000        1999        1998        1997
                    ----        ----        ----        ----
AETNA ASCENT VP
Value at
 beginning of
 period             $18.066     $15.942     $15.422     $13.943(1)
Value at end of
 period             $17.786     $18.066     $15.942     $15.422
Number of
 accumulation
 units
 outstanding at
 end of period       21,776      21,776      24,014      23,868
AETNA BALANCED
VP, INC
Value at
 beginning of
 period             $24.762     $22.015     $19.016     $16.898(1)
Value at end of
 period             $24.379     $24.762     $22.015     $19.016
Number of
 accumulation
 units
 outstanding at
 end of period      361,203     383,141     452,764     477,504
AETNA BOND VP
Value at
 beginning of
 period             $14.042     $14.304     $13.373     $12.747(1)
Value at end of
 period             $15.229     $14.042     $14.304     $13.373
Number of
 accumulation
 units
 outstanding at
 end of period      364,573     387,135     452,992     489,431
AETNA
CROSSROADS VP
Value at
 beginning of
 period             $16.579     $15.179     $14.461     $13.178(1)
Value at end of
 period             $16.499     $16.579     $15.179     $14.461
Number of
 accumulation
 units
 outstanding at
 end of period        9.913       9,939      10,769      10,798
AETNA GROWTH
AND INCOME VP
Value at
 beginning of
 period             $29.069     $25.005     $22.060     $19.527(1)
Value at end of
 period             $25.624     $29.069     $25.005     $22.060
Number of
 accumulation
 units
 outstanding at
 end of period    2,862,933   3,297,663   3,821,349   4,106,796
AETNA LEGACY VP
Value at
 beginning of
 period                         $14.141     $13.343     $12.335(1)
Value at end of
 period                         $14.497     $14.141     $13.343
Number of
 accumulation
 units
 outstanding at
 end of period                        0       1,958       2,254
AETNA MONEY
MARKET VP
Value at
 beginning of
 period             $12.894     $12.425     $11.930     $11.654(1)
Value at end of
 period             $13.547     $12.894     $12.425     $11.930
Number of
 accumulation
 units
 outstanding at
 end of period      424,946     457,619     505,775     580,412
AETNA
TECHNOLOGY VP
Value at
 beginning of
 period              $9.564(1)
Value at end of
 period              $5.841
Number of
 accumulation
 units
 outstanding at
 end of period        7,135
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at
 beginning of
 period             $18.272     $17.400     $15.784     $14.017(1)
Value at end of
 period             $19.565     $18.272     $17.400     $15.784
Number of
 accumulation
 units
 outstanding at
 end of period        7,656      11,370      13,539      35,342
FIDELITY VIP
GROWTH
PORTFOLIO
Value at
 beginning of
 period             $25.999     $19.155     $13.904     $12.498(1)
Value at end of
 period             $22.858     $25.999     $19.155     $13.904
Number of
 accumulation
 units
 outstanding at
 end of period       29,626      32,858      24,195       3,029
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at
 beginning of
 period             $24.217     $19.735     $15.374     $13.535(1)
Value at end of
 period             $22.333     $24.217     $19.735     $15.374
Number of
 accumulation
 units
 outstanding at
 end of period        8,064      13,750      14,618      13,675
JANUS ASPEN
AGGRESSIVE
GROWTH
PORTFOLIO
Value at
 beginning of
 period             $45.486     $20.433     $15.410     $13.806(1)
Value at end of
 period             $30.628     $45.486     $20.433     $15.410
Number of
 accumulation
 units
 outstanding at
 end of period       37,118      34,550      24,373      19,818
JANUS ASPEN
BALANCED
PORTFOLIO
Value at
 beginning of
 period             $24.886     $19.880     $14.990     $13.554(1)
Value at end of
 period             $24.030     $24.886     $19.880     $14.990
Number of
 accumulation
 units
 outstanding at
 end of period       16,214      12,101       6,712       2,819
JANUS ASPEN
FLEXIBLE INCOME
PORTFOLIO
Value at
 beginning of
 period             $15.562     $15.509     $14.630(1)
Value at end of
 period             $16.331     $15.562     $15.509
Number of
 accumulation
 units
 outstanding at
 end of period        3,110       3,110       5,158
JANUS ASPEN
GROWTH
PORTFOLIO
Value at
 beginning of
 period             $29.366     $20.651     $15.414     $13.985(1)
Value at end of
 period             $24.782     $29.366     $20.651     $15.414
Number of
 accumulation
 units
 outstanding at
 end of period       46,192      29,284       1,028         750
JANUS ASPEN
WORLDWIDE
GROWTH
PORTFOLIO
Value at
 beginning of
 period             $34.626     $21.320     $16.745     $15.851(1)
Value at end of
 period             $28.839     $34.626     $21.320     $16.745
Number of
 accumulation
 units
 outstanding at
 end of period       42,596      44,861      45,971      44,433

------------------------------------------------------------------

                    2000        1999        1998        1997
                    ----        ----        ----        ----
PILGRIM NATURAL
RESOURCES TRUST
Value at
 beginning of
 period             $12.428     $11.030     $13.896     $13.610(1)
Value at end of
 period             $14.530     $12.428     $11.030     $13.896
Number of
 accumulation
 units
 outstanding at
 end of period        1,753       1,753       1,753       1,753
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at
 beginning of
 period             $39.254     $26.713     $21.343     $21.038(2)
Value at end of
 period             $36.551     $39.254     $26.713     $21.343
Number of
 accumulation
 units
 outstanding at
 end of period       11,362       9,451       9,947       8,563
PPI MFS
EMERGING
EQUITIES
PORTFOLIO
Value at
 beginning of
 period             $29.040     $19.489     $15.219     $15.411(2)
Value at end of
 period             $20.426     $29.040     $19.489     $15.219
Number of
 accumulation
 units
 outstanding at
 end of period       13,795      12,142      11,330      11,848
PPI MFS
RESEARCH GROWTH
PORTFOLIO
Value at
 beginning of
 period             $18.963     $15.481     $12.744     $12.995(2)
Value at end of
 period             $17.889     $18.963     $15.481     $12.744
Number of
 accumulation
 units
 outstanding at
 end of period      162,448     135,420     148,963     141,582
PPI SCUDDER
INTERNATIONAL
GROWTH
PORTFOLIO
Value at
 beginning of
 period             $32.942     $21.057     $17.903     $17.682(2)
Value at end of
 period             $26.160     $32.942     $21.057     $17.903
Number of
 accumulation
 units
 outstanding at
 end of period        4,808       4,496       5,245       3,986
PPI T. ROWE
PRICE GROWTH
EQUITY
PORTFOLIO
Value at
 beginning of
 period             $21.922     $18.146     $14.400     $14.112(2)
Value at end of
 period             $21.643     $21.922     $18.146     $14.400
Number of
 accumulation
 units
 outstanding at
 end of period        4,920       4,491       4,730       3,310

----------------------------------

Footnote for period ended December 31, 2000:
(1) Funds were first received in this option during August 2000. Footnote for period ended December 31, 1998:
(1) Funds were first received in this option during February 1998. Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during November 1997.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT B GROUP DEFERRED VARIABLE PROSPECTUS DATED MAY 1, 2001 FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS, AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

---- PLEASE SEND AN ACCOUNT B STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.75996-01) DATED MAY 1, 2001.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER' S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.75996-01

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001


             Group Variable Annuity Contracts for Employer-Sponsored
                           Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 2001.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                           Page
General Information and History............................................ 2
Variable Annuity Account B................................................. 2
Offering and Purchase of Contracts......................................... 3
Performance Data........................................................... 3
       General............................................................. 3
       Average Annual Total Return Quotations.............................. 4
Income Phase Payments...................................................... 7
Sales Material and Advertising............................................. 8
Independent Auditors....................................................... 8
Financial Statements of the Separate Account............................... S-1
Financial Statements of Aetna Life Insurance and Annuity Company........... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).


As of December 31, 2000, the Company and its subsidiary life company had $51 billion invested through their products, including $37 billion in their separate accounts (of which the Company or its subsidiary, Aeltus Investment Management, Inc. oversees the management of $23 billion. The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 1999. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).





Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B


Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

-  Aetna Ascent VP
-  Aetna Balanced VP, Inc.
-  Aetna Income Shares d/b/a Aetna Bond VP
-  Aetna Crossroads VP
-  Aetna Growth VP
-  Aetna Variable Fund d/b/a Aetna Growth and Income VP


-  Aetna Index Plus Large Cap VP
-  Aetna Index Plus Mid Cap VP
-  Aetna Index Plus Small Cap VP
-  Aetna International VP
-  Aetna Legacy VP
-  Aetna Variable Encore Fund d/b/a Aetna Money Market VP


-  Aetna Small Company VP
-  Aetna Technology VP
-  Aetna Value Opportunity VP
-  AIM V.I. Capital Appreciation Fund
-  AIM V.I. Growth Fund
-  AIM V.I. Growth and Income Fund
-  AIM V.I. Value Fund
-  Calvert Social Balanced Portfolio
-  Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio
-  Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
-  Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
- Fidelity Variable Insurance Products Fund (VIP II) Contrafund-Registered Trademark- Portfolio
-  Janus Aspen Aggressive Growth Portfolio
-  Janus Aspen Balanced Portfolio
-  Janus Aspen Flexible Income Portfolio
-  Janus Aspen Growth Portfolio
-  Janus Aspen Worldwide Growth Portfolio


-  Oppenheimer Global Securities Fund/VA
-  Oppenheimer Strategic Bond Fund/VA

-  Pilgrim Natural Resources Trust (formerly Lexington Natural Resources Trust)*

-  Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio
-  Portfolio Partners, Inc.  (PPI) MFS Emerging Equities Portfolio
-  Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
-  Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio
-  Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio


* Transfer or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.




Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS


The Company's subsidiary, Aetna Investment Services, LLC (AIS) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL


From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof).

The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, if any, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED


The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under installment payment accounts with a $20 annual maintenance fee. Both sets of returns below reflect a mortality and expense risk charge of 1.25% annually and the 0.25% administrative expense charge applicable under some contracts. The non-standardized returns do not reflect the deduction of the early withdrawal charge. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

For the subaccounts funded by the Portfolio Partners, Inc. (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the PPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                             --------------------------------------------------------------------
                                                                                                                     DATE
                                                                                                                 CONTRIBUTIONS
                                                                                     STANDARDIZED               FIRST RECEIVED
                                                                                                                    UNDER THE
                                                                                                                 SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SINCE
                             SUBACCOUNT                         1 YEAR       5 YEAR       10 YEAR     INCEPTION*
---------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                (7.03%)       9.12%                      9.56%        08/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                     (6.94%)       10.43%       10.90%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                2.61%        3.07%         6.16%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                            (6.03%)       7.61%                      8.05%        08/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                (17.60%)                                 17.16%       05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                  (16.68%)      11.26%       12.12%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                  (15.22%)                                 16.00%       10/31/1996
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                     12.23%                                  12.78%       05/04/1998
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                   2.78%                                  (0.47%)       05/04/1998
---------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                         (25.44%)                                 2.50%        05/05/1998
---------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                (1.91%)       6.70%                      7.17%        08/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                    (0.44%)       2.91%         3.56%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                         (0.12%)                                  12.88%       05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP                                                                                    (44.70%)      05/01/2000
---------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                      3.13%                                   17.19%       05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             (16.62%)                                 21.00%       10/02/1998
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           (25.59%)                                 12.90%       10/02/1998
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                (20.04%)                                 15.26%       10/02/1998
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            (20.12%)                                 13.84%       10/02/1998
---------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                              (9.34%)       8.54%                      8.87%        11/30/1992
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            1.47%        10.67%                     14.12%       12/30/1994
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                  (16.69%)      16.33%                     19.00%       12/30/1994
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                (24.30%)      7.67%                      8.66%        01/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                          (12.61%)      14.87%                     15.60%       06/30/1995
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                        (36.19%)      17.20%                     17.72%       10/31/1994
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                 (8.50%)       15.78%                     16.88%       01/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                          (0.56%)       4.84%                      7.11%        10/31/1994
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                   (20.03%)      16.42%                     17.13%       07/29/1994
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                         (21.08%)      19.95%                     21.80%       04/28/1995
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                          (1.65%)                                  18.99%       05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                             (3.95%)                                  1.05%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Pilgrim Natural Resources Trust                                 10.78%       5.40%                      4.16%        05/28/1993
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                        (11.76%)                                 17.31%       11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)   (11.76%)      16.66%                     13.63%       11/30/1992
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                            (33.35%)                                 7.47%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)          (33.35%)      6.92%                      9.32%        09/30/1993
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                              (10.61%)                                 8.79%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
   Growth(3)                                                   (10.61%)      3.58%                      7.22%        08/31/1992
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                     (24.75%)                                 11.36%       11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder International
   Growth(3)                                                   (24.75%)      10.83%                     10.51%       08/31/1992
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                      (6.45%)                                  12.67%       11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)       (6.45%)       14.85%                     17.62%       02/28/1995
---------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 4.86%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                           ------------------------------------------------------------------------
                                                                                                                           FUND
                                                                               NON-STANDARDIZED                         INCEPTION
                                                                                                                           DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                            SUBACCOUNT                       1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                              (2.14%)      4.24%      10.24%                  11.14%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                   (2.04%)      8.09%      11.57%     10.90%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                              8.01%       4.01%      4.14%       6.16%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                          (1.08%)      3.87%      8.72%                   9.52%      07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                             (13.26%)     16.08%                              19.83%     12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                               (12.29%)      4.59%      12.41%     12.12%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                               (10.75%)     12.31%                              18.08%     09/16/1996
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                  18.13%      18.17%                              19.21%     12/16/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                 8.19%       4.69%                              6.08%      12/19/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                      (21.51%)     11.08%                              11.96%     12/22/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                               3.25%       4.69%      7.80%                   8.50%      07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                   4.80%       4.06%      3.97%       3.56%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                        5.14%      10.51%                              15.94%     12/27/1996
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP                                                                                         (41.79%)    05/01/2000
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                    8.56%      15.53%                              20.96%     12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          (12.23%)     13.69%      13.74%                  15.63%     05/05/1993
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                        (21.67%)     11.30%      14.93%                  14.41%     05/05/1993
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                             (15.83%)     11.88%      15.44%                  15.92%     05/02/1994
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                         (15.92%)     11.97%      14.15%                  15.59%     05/05/1993
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                         (4.57%)      6.51%      9.66%       9.59%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                       6.81%       7.15%      11.81%     15.61%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                            (12.30%)     17.72%      17.53%     18.26%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                          (20.31%)      7.54%      8.78%       7.65%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                        (8.01%)     12.97%      16.05%                  19.44%     01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                     (32.84%)     25.41%      18.41%                  20.66%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                               (3.69%)     16.74%      16.97%                  15.46%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                         4.68%       4.04%      5.92%                   6.58%      09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                (15.82%)     16.85%      17.62%                  16.30%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                      (16.92%)     19.56%      21.19%                  20.46%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         3.53%      22.02%      20.52%     14.03%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                            1.11%       1.25%      4.18%                   4.13%      05/03/1993
-----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Natural Resources Trust                              16.61%       1.24%      6.48%                   5.69%      10/14/1991
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                      (7.12%)     19.34%                              19.22%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
   Opportunities(3)                                          (7.12%)     19.34%      17.86%     14.90%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                         (29.84%)     10.03%                              9.27%      11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)       (29.84%)     10.03%      8.02%      13.29%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                            (5.90%)     11.68%                              10.62%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS
   Research Growth(3)                                        (5.90%)     11.68%      4.65%       8.83%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                  (20.79%)     13.19%                              13.23%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder International
   Growth(3)                                                (20.79%)     13.19%      11.97%     10.36%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                    (1.52%)     14.26%                              14.55%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)     (1.52%)     14.26%      16.04%     17.97%
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 4.86%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be
40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be
20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the

--------
* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company for the year ended December 31, 2000. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT B
                                     INDEX

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............  S-2

Statement of Operations...........................  S-8

Statements of Changes in Net Assets...............  S-8

Condensed Financial Information...................  S-9

Notes to Financial Statements.....................  S-21

Independent Auditors' Report......................  S-44

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000
ASSETS:
Investments, at net asset value: (Note 1)

                                                                             Net
                                          Shares            Cost          Assets
                                          ------            ----          ------
  Aetna Ascent VP                      1,195,910  $   17,431,812  $   17,520,083
  Aetna Balanced VP, Inc.             14,908,048     226,439,839     199,767,841
  Aetna Bond VP                        7,889,777      99,197,285      99,490,083
  Aetna Crossroads VP                  1,553,033      20,993,340      21,090,188
  Aetna GET Fund, Series C               641,164       7,190,435       5,898,705
  Aetna GET Fund, Series D            13,392,734     135,281,878     129,775,588
  Aetna GET Fund, Series E            33,891,672     349,982,592     333,832,965
  Aetna GET Fund, Series G            19,005,569     190,537,561     186,444,632
  Aetna GET Fund, Series H            14,148,073     145,222,862     141,763,690
  Aetna GET Fund, Series I             9,424,840      94,768,141      92,928,925
  Aetna GET Fund, Series J             8,200,371      82,634,541      79,871,616
  Aetna GET Fund, Series K             9,323,044      94,727,370      93,789,821
  Aetna GET Fund, Series L                58,455         584,652         584,846
  Aetna Growth and Income VP          38,482,989   1,169,534,747     928,209,700
  Aetna Growth VP                      5,670,592      96,300,960      85,002,177
  Aetna Index Plus Large Cap VP       15,648,239     299,129,117     261,795,046
  Aetna Index Plus Mid Cap VP            458,983       6,655,287       6,733,274
  Aetna Index Plus Small Cap VP           91,719       1,028,370       1,097,872
  Aetna International VP                 934,344      11,562,816       9,707,836
  Aetna Legacy VP                      2,039,814      25,717,339      26,191,216
  Aetna Money Market VP               15,564,778     209,806,639     211,808,608
  Aetna Small Company VP               2,839,063      46,042,265      47,270,402
  Aetna Technology VP                  1,672,211      13,609,902       9,832,599
  Aetna Value Opportunity VP           1,284,849      19,325,739      19,709,584
  AIM V.I. Funds:
    Capital Appreciation Fund            842,644      31,752,262      25,987,131
    Government Securities Fund            26,426         295,171         294,912
    Growth and Income Fund             1,902,373      58,362,233      49,823,138
    Growth Fund                        1,501,085      46,300,700      37,256,929
    Value Fund                         2,685,829      81,084,098      73,349,994
  Alger American Funds:
    Balanced Portfolio                   354,964       5,047,533       4,887,859
    Income & Growth Portfolio          1,250,830      17,136,329      16,586,009
    Leveraged AllCap Portfolio           401,107      18,469,505      15,562,934
  Alliance Funds:
    Growth and Income Portfolio           38,778         863,406         897,717
    Premier Growth Portfolio              83,852       2,793,232       2,687,461
    Quasar Portfolio                       6,965          80,240          82,470
  American Century VP Funds:
    Balanced Fund                        369,255       2,728,708       2,684,483
    International Fund                   479,440       4,880,699       4,904,674
  Calvert Social Balanced Portfolio    1,255,611       2,731,338       2,513,732
  Federated Insurance Series:
    American Leaders Fund II           4,999,320      91,839,300     102,586,049
    Equity Income Fund II              1,694,431      22,131,264      24,264,247
    Growth Strategies Fund II          1,460,440      29,472,095      33,809,187

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

                                                                             Net
                                          Shares            Cost          Assets
                                          ------            ----          ------
    High Income Bond Fund II           3,126,026  $   31,192,444  $   26,446,176
    International Equity Fund II       1,084,766      17,618,207      20,057,326
    Prime Money Fund II                8,703,425       8,703,425       8,703,425
    U.S. Government Securities Fund
      II                               1,002,107      10,791,546      11,133,403
    Utility Fund II                    1,555,514      20,210,960      19,350,590
  Fidelity Variable Insurance
    Products Fund:
    Equity-Income Portfolio            7,367,750     175,907,002     188,024,984
    Growth Portfolio                   4,802,061     231,469,733     209,609,983
    High Income Portfolio              5,563,794      50,818,205      45,511,833
    Overseas Portfolio                   722,922      14,898,935      14,451,215
  Fidelity Variable Insurance
    Products Fund II:
    Asset Manager Portfolio            1,113,810      18,087,858      17,820,958
    Contrafund Portfolio               9,139,147     221,111,759     216,963,354
    Index 500 Portfolio                  889,782     138,055,912     133,049,029
    Investment Grade Bond Portfolio      293,881       3,564,784       3,699,966
  Janus Aspen Series:
    Aggressive Growth Portfolio        7,560,938     362,389,358     274,462,060
    Balanced Portfolio                10,038,825     248,812,100     244,144,219
    Flexible Income Portfolio          1,634,341      18,507,673      18,729,553
    Growth Portfolio                  10,107,741     307,411,599     267,652,979
    Worldwide Growth Portfolio        13,084,441     541,167,659     483,862,628
  Lexington funds:
    Emerging Markets Fund, Inc.          164,501       1,373,579       1,255,139
    Natural Resources Trust Fund         189,866       2,559,795       2,800,522
  MFS Funds:
    Global Government Series             153,576       1,478,686       1,537,291
    Total Return Series                3,236,248      59,303,108      63,398,107
  Mitchell Hutchins Series Trust:
    Growth & Income Portfolio             65,534         919,627         950,238
    Small Cap Portfolio                   15,160         240,390         208,747
    Tactical Allocation Portfolio        792,730      12,757,117      12,509,283
  Oppenheimer Funds:
    Aggressive Growth Fund/VA            806,161      74,075,644      57,052,022
    Global Securities Fund/VA            569,059      17,092,440      17,259,574
    Main Street Growth & Income
      Fund/VA                          3,182,146      71,537,150      67,652,421
    Strategic Bond Fund/VA             4,975,381      23,189,053      23,334,535
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio                        1,761,616      88,396,416      78,233,370
    PPI MFS Emerging Equities
      Portfolio                        2,342,095     160,197,053     136,684,647
    PPI MFS Research Growth
      Portfolio                        7,485,495     106,529,650      97,910,276
    PPI Scudder International
      Growth Portfolio                 2,075,904      37,599,167      38,279,673
    PPI T. Rowe Price Growth Equity
      Portfolio                        1,873,426     117,079,464     113,229,886
                                                  --------------  --------------
NET ASSETS                                        $6,974,721,100  $6,324,265,635
                                                  ==============  ==============

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.............  $   17,494,584
    Annuity contracts in payment period...........          25,499
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.............     170,506,936
    Annuity contracts in payment period...........      29,260,905
Aetna Bond VP
    Annuity contracts in accumulation.............      93,669,011
    Annuity contracts in payment period...........       5,821,072
Aetna Crossroads VP
    Annuity contracts in accumulation.............      19,642,538
    Annuity contracts in payment period...........       1,447,650
Aetna GET Fund, Series C
    Annuity contracts in accumulation.............       5,898,705
Aetna GET Fund, Series D
    Annuity contracts in accumulation.............     129,775,588
Aetna GET Fund, Series E
    Annuity contracts in accumulation.............     333,832,965
Aetna GET Fund, Series G
    Annuity contracts in accumulation.............     186,444,632
Aetna GET Fund, Series H
    Annuity contracts in accumulation.............     141,763,690
Aetna GET Fund, Series I
    Annuity contracts in accumulation.............      92,928,925
Aetna GET Fund, Series J
    Annuity contracts in accumulation.............      79,871,616
Aetna GET Fund, Series K
    Annuity contracts in accumulation.............      93,789,821
Aetna GET Fund, Series L
    Annuity contracts in accumulation.............         584,846
Aetna Growth and Income VP
    Annuity contracts in accumulation.............     765,261,567
    Annuity contracts in payment period...........     162,948,133
Aetna Growth VP
    Annuity contracts in accumulation.............      78,188,522
    Annuity contracts in payment period...........       6,813,655
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.............     217,699,546
    Annuity contracts in payment period...........      44,095,500
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.............       6,733,274
Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.............       1,097,872
Aetna International VP
    Annuity contracts in accumulation.............       9,382,842
    Annuity contracts in payment period...........         324,994

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Aetna Legacy VP
    Annuity contracts in accumulation.............  $   22,842,539
    Annuity contracts in payment period...........       3,348,677
Aetna Money Market VP
    Annuity contracts in accumulation.............     206,567,488
    Annuity contracts in payment period...........       5,241,120
Aetna Small Company VP
    Annuity contracts in accumulation.............      45,163,536
    Annuity contracts in payment period...........       2,106,866
Aetna Technology VP
    Annuity contracts in accumulation.............       9,832,599
Aetna Value Opportunity VP
    Annuity contracts in accumulation.............      19,709,584
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.............      25,248,912
    Annuity contracts in payment period...........         738,219
  Government Securities Fund
    Annuity contracts in accumulation.............         294,912
  Growth and Income Fund
    Annuity contracts in accumulation.............      46,632,179
    Annuity contracts in payment period...........       3,190,959
  Growth Fund
    Annuity contracts in accumulation.............      36,220,507
    Annuity contracts in payment period...........       1,036,422
  Value Fund
    Annuity contracts in accumulation.............      70,471,041
    Annuity contracts in payment period...........       2,878,953
Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.............       4,887,859
  Income & Growth Portfolio
    Annuity contracts in accumulation.............      16,586,009
  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.............      15,562,934
Alliance Funds:
  Growth and Income Portfolio
    Annuity contracts in accumulation.............         897,717
  Premier Growth Portfolio
    Annuity contracts in accumulation.............       2,687,461
  Quasar Portfolio
    Annuity contracts in accumulation.............          82,470
American Century VP Funds:
  Balanced Fund
    Annuity contracts in accumulation.............       2,684,483
  International Fund
    Annuity contracts in accumulation.............       4,904,674
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.............       2,513,732

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.............  $  102,497,426
    Annuity contracts in payment period...........          88,623
  Equity Income Fund II
    Annuity contracts in accumulation.............      24,223,008
    Annuity contracts in payment period...........          41,239
  Growth Strategies Fund II
    Annuity contracts in accumulation.............      33,809,187
  High Income Bond Fund II
    Annuity contracts in accumulation.............      26,434,464
    Annuity contracts in payment period...........          11,712
  International Equity Fund II
    Annuity contracts in accumulation.............      20,017,475
    Annuity contracts in payment period...........          39,851
  Prime Money Fund II
    Annuity contracts in accumulation.............       8,703,425
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.............      11,133,403
  Utility Fund II
    Annuity contracts in accumulation.............      19,310,088
    Annuity contracts in payment period...........          40,502
Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio
    Annuity contracts in accumulation.............     188,024,984
  Growth Portfolio
    Annuity contracts in accumulation.............     209,609,983
  High Income Portfolio
    Annuity contracts in accumulation.............      44,851,961
    Annuity contracts in payment period...........         659,872
  Overseas Portfolio
    Annuity contracts in accumulation.............      14,451,215
Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio
    Annuity contracts in accumulation.............      17,820,958
  Contrafund Portfolio
    Annuity contracts in accumulation.............     216,963,354
  Index 500 Portfolio
    Annuity contracts in accumulation.............     133,049,029
  Investment Grade Bond Portfolio
    Annuity contracts in accumulation.............       3,699,966
Janus Aspen Series:
  Aggressive Growth Portfolio
    Annuity contracts in accumulation.............     274,462,060
  Balanced Portfolio
    Annuity contracts in accumulation.............     244,144,219
  Flexible Income Portfolio
    Annuity contracts in accumulation.............      18,729,553
  Growth Portfolio
    Annuity contracts in accumulation.............     253,461,282
    Annuity contracts in payment period...........      14,191,697

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

  Worldwide Growth Portfolio
    Annuity contracts in accumulation.............  $  467,731,442
    Annuity contracts in payment period...........      16,131,186
Lexington Funds:
  Emerging Markets Fund, Inc.
    Annuity contracts in accumulation.............       1,255,139
  Natural Resources Trust Fund
    Annuity contracts in accumulation.............       2,800,522
MFS Funds:
  Global Government Series
    Annuity contracts in accumulation.............       1,537,291
  Total Return Series
    Annuity contracts in accumulation.............      63,398,107
Mitchell Hutchins Series Trust:
  Growth & Income Portfolio
    Annuity contracts in accumulation.............         950,238
  Small Cap Portfolio
    Annuity contracts in accumulation.............         208,747
  Tactical Allocation Portfolio
    Annuity contracts in accumulation.............      12,509,283
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.............      55,317,044
    Annuity contracts in payment period...........       1,734,978
  Global Securities Fund/VA
    Annuity contracts in accumulation.............      17,259,574
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.............      66,668,968
    Annuity contracts in payment period...........         983,453
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.............      22,834,845
    Annuity contracts in payment period...........         499,690
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio
    Annuity contracts in accumulation.............      74,490,975
    Annuity contracts in payment period...........       3,742,395
  PPI MFS Emerging Equities Portfolio
    Annuity contracts in accumulation.............     134,260,645
    Annuity contracts in payment period...........       2,424,002
  PPI MFS Research Growth Portfolio
    Annuity contracts in accumulation.............      97,910,276
  PPI Scudder International Growth Portfolio
    Annuity contracts in accumulation.............      37,459,265
    Annuity contracts in payment period...........         820,408
  PPI T. Rowe Price Growth Equity Portfolio
    Annuity contracts in accumulation.............     111,737,190
    Annuity contracts in payment period...........       1,492,696
                                                    --------------
                                                    $6,324,265,635
                                                    ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2000
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $   527,997,200
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................       (84,578,915)
                                                     ---------------
Net investment income.............................   $   443,418,285
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments: (Notes 1, 4 and
  5)
  Proceeds from sales.............................   $ 6,595,668,326
  Cost of investments sold........................    (6,264,073,053)
                                                     ---------------
    Net realized gain on investments..............       331,595,273
                                                     ---------------
Net unrealized gain (loss) on investments: (Note
  5)
  Beginning of year...............................       860,262,998
  End of year.....................................      (650,455,465)
                                                     ---------------
    Net change in unrealized gain (loss) on
      investments.................................    (1,510,718,463)
                                                     ---------------
Net realized and unrealized loss on investments...    (1,179,123,190)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $  (735,704,905)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED DECEMBER 31,
                                               2000             1999
                                               ----             ----
FROM OPERATIONS:
Net investment income...................  $   443,418,285  $  312,954,293
Net realized gain on investments........      331,595,273     243,088,761
Net change in unrealized (loss) gain on
  investments...........................   (1,510,718,463)    510,456,415
                                          ---------------  --------------
Net decrease in net assets resulting
  from operations.......................     (735,704,905)  1,066,499,469
                                          ---------------  --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................      587,979,766     659,312,376
Transfers from the Company for mortality
  guarantee adjustments.................        1,823,656       2,250,831
Transfer from the Company's other
  variable annuity accounts.............      813,910,948     819,446,700
Redemptions by contract holders.........     (481,282,116)   (300,870,502)
Annuity payments........................      (40,923,357)    (30,374,265)
Other...................................        4,610,611       1,018,001
                                          ---------------  --------------
  Net increase in net assets from unit
    transactions (Note 6)...............      886,119,508   1,150,783,141
                                          ---------------  --------------
Change in net assets....................      150,414,603   2,217,282,610
NET ASSETS:
Beginning of year.......................    6,173,851,032   3,956,568,422
                                          ---------------  --------------
End of year.............................  $ 6,324,265,635  $6,173,851,032
                                          ===============  ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Non-Qualified V            $ 17.905   $ 17.566             (1.89%)                       79,351.7       $    1,393,892
Non-Qualified V (0.75)       18.253     17.996             (1.41%)                      118,219.7            2,127,481
Non-Qualified VII            17.779     17.415             (2.05%)                      664,701.5           11,575,776
Non-Qualified VIII           15.822     15.521             (1.90%)                      128,641.8            1,996,649
Non-Qualified IX             17.783     17.403             (2.14%)                          774.8               13,483
Non-Qualified X              18.066     17.786             (1.55%)                       21,775.7              387,303
Annuity contracts in
  payment period                                                                                                25,499
-------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Non-Qualified V              24.603     24.163             (1.79%)                    2,014,689.6           48,680,946
Non-Qualified V (0.75)       25.081     24.755             (1.30%)                    1,315,033.5           32,553,654
Non-Qualified VI             20.706     20.348             (1.73%)                       28,030.5              570,364
Non-Qualified VII            24.091     23.622             (1.95%)                    2,057,800.3           48,609,358
Non-Qualified VIII           17.066     16.759             (1.80%)                      452,341.6            7,580,793
Non-Qualified IX             24.436     23.939             (2.03%)                       16,800.1              402,177
Non-Qualified X              24.762     24.379             (1.55%)                      361,203.4            8,805,777
Non-Qualified XI             20.840     20.530             (1.49%)                        4,301.6               88,311
Non-Qualified XII            11.902     11.741             (1.35%)                        8,875.4              104,206
Non-Qualified XIII           11.632     11.457             (1.50%)                      788,862.7            9,038,000
Non-Qualified XIV            11.581     11.372             (1.80%)                      741,767.5            8,435,380
Non-Qualified XV             11.555     11.330             (1.95%)                      383,214.8            4,341,824
Non-Qualified XVI             9.867      9.532             (3.40%)           (8)         50,040.3              476,984
Non-Qualified XVIII           9.924      9.520             (4.07%)           (8)         29,542.6              281,246
Non-Qualified XIX            10.000      9.524             (4.76%)           (7)         56,480.1              537,916
Annuity contracts in
  payment period                                                                                            29,260,905
-------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Non-Qualified V              13.988     15.147              8.29%                       722,494.4           10,943,623
Non-Qualified V (0.75)       14.260     15.519              8.83%                     1,459,551.7           22,650,783
Non-Qualified VI             12.792     13.860              8.35%                        39,051.9              541,259
Non-Qualified VII            13.700     14.811              8.11%                     1,640,793.4           24,301,791
Non-Qualified VIII           11.674     12.640              8.27%                       429,644.9            5,430,711
Non-Qualified IX             13.893     15.007              8.02%                         7,623.0              114,399
Non-Qualified X              14.042     15.229              8.45%                       364,572.9            5,552,081
Non-Qualified XI             12.841     13.934              8.51%                         1,300.3               18,118
Non-Qualified XII            10.970     11.121              1.38%           (10)              8.1                   90
Non-Qualified XIII           10.145     11.018              8.61%                       722,144.6            7,956,589
Non-Qualified XIV            10.101     10.937              8.28%                     1,025,034.6           11,210,803
Non-Qualified XV             10.078     10.896              8.12%                       402,296.7            4,383,425
Non-Qualified XVI            10.042     10.472              4.28%            (8)         26,415.4              276,622
Non-Qualified XVIII          10.323     10.459              1.32%           (10)          2,717.2               28,419
Non-Qualified XIX            10.131     10.463              3.28%            (9)         24,878.0              260,298
Annuity contracts in
  payment period                                                                                             5,821,072
-------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Non-Qualified V              16.431     16.295             (0.83%)                       99,845.0            1,626,975
Non-Qualified V (0.75)       16.750     16.694             (0.33%)                      125,909.8            2,101,938
Non-Qualified VII            16.316     16.155             (0.99%)                      765,165.2           12,361,243
Non-Qualified VIII           14.789     14.665             (0.84%)                      228,739.4            3,354,464
Non-Qualified X              16.579     16.499             (0.48%)                        9,913.1              163,557
Non-Qualified XVII           16.474     16.387             (0.53%)                        2,096.8               34,361
Annuity contracts in
  payment period                                                                                             1,447,650
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C:
Non-Qualified V              19.358     17.424             (9.99%)                       47,034.0              819,520
Non-Qualified V (0.75)       19.679     17.801             (9.54%)                      276,469.7            4,921,437
Non-Qualified IX             19.227     17.263            (10.21%)                        9,137.9              157,748
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:
Non-Qualified V              10.726     10.188             (5.02%)                    1,802,844.4           18,367,379
Non-Qualified V (0.75)       10.792     10.301             (4.55%)                    1,414,157.2           14,567,233
Non-Qualified VII            10.704     10.150             (5.18%)                    3,885,709.8           39,439,954
Non-Qualified VIII           10.739     10.199             (5.03%)                    1,836,502.6           18,730,490
Non-Qualified IX             10.693     10.131             (5.26%)                          308.5                3,125
Non-Qualified X              10.726     10.188             (5.02%)                      152,895.4            1,557,698

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D: (continued):
Non-Qualified XII          $ 10.785   $ 10.290             (4.59%)                          986.9       $       10,155
Non-Qualified XIII           10.769     10.258             (4.75%)                    1,489,732.1           15,281,672
Non-Qualified XIV            10.730     10.190             (5.03%)                    1,653,798.6           16,852,208
Non-Qualified XV             10.710     10.156             (5.17%)                      488,939.9            4,965,674
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:
Non-Qualified V              10.760     10.139             (5.77%)                    1,778,814.3           18,035,398
Non-Qualified V (0.75)       10.789     10.218             (5.29%)                      217,163.5            2,218,977
Non-Qualified VII            10.743     10.081             (6.16%)                    3,656,013.2           36,856,269
Non-Qualified VIII           10.752     10.105             (6.02%)                      488,662.9            4,937,939
Non-Qualified X              10.766     10.145             (5.77%)                      139,139.5            1,411,570
Non-Qualified XIII           10.770     10.152             (5.74%)                    9,656,836.6           98,036,205
Non-Qualified XIV            10.752     10.105             (6.02%)                    9,028,434.3           91,232,329
Non-Qualified XV             10.743     10.081             (6.16%)                    8,045,261.2           81,104,278
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:
Non-Qualified V              10.370      9.914             (4.40%)                      232,618.4            2,306,179
Non-Qualified V (0.75)       10.386      9.978             (3.93%)                      176,707.5            1,763,187
Non-Qualified VII            10.363      9.866             (4.80%)                    2,459,972.9           24,270,093
Non-Qualified VIII           10.368      9.886             (4.65%)                      360,626.5            3,565,154
Non-Qualified X              10.377      9.920             (4.40%)                       12,410.5              123,112
Non-Qualified XIII           10.378      9.925             (4.37%)                    5,016,318.0           49,786,956
Non-Qualified XIV            10.368      9.886             (4.65%)                    6,915,820.8           68,369,804
Non-Qualified XV             10.363      9.866             (4.80%)                    3,675,263.2           36,260,147
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:
Non-Qualified V              10.020     10.069              0.49%                       111,809.3            1,125,808
Non-Qualified V (0.75)       10.059     10.121              0.62%            (2)         49,219.3              498,149
Non-Qualified VII            10.019     10.031              0.12%                     1,526,005.9           15,307,365
Non-Qualified VIII           10.020     10.047              0.27%                       104,933.0            1,054,262
Non-Qualified IX             10.040     10.043              0.03%            (1)            497.9                5,000
Non-Qualified X              10.106     10.075             (0.31%)           (3)            989.5                9,969
Non-Qualified XIII           10.021     10.079              0.58%                     4,728,531.1           47,658,865
Non-Qualified XIV            10.020     10.047              0.27%                     5,035,318.9           50,589,849
Non-Qualified XV             10.019     10.031              0.12%                     2,543,557.3           25,514,423
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:
Non-Qualified VII            10.001      9.850             (1.51%)           (3)        394,796.4            3,888,745
Non-Qualified VIII           10.020      9.862             (1.58%)           (3)         27,445.3              270,666
Non-Qualified XIII           10.000      9.886             (1.14%)           (3)      2,851,071.3           28,185,691
Non-Qualified XIV            10.000      9.862             (1.38%)           (3)      3,660,044.6           36,095,360
Non-Qualified XV             10.000      9.850             (1.50%)           (3)      2,486,138.4           24,488,463
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:
Non-Qualified VII             9.995      9.722             (2.73%)           (5)        225,025.0            2,187,693
Non-Qualified VIII            9.994      9.730             (2.64%)           (5)         37,844.4              368,226
Non-Qualified XIII            9.997      9.746             (2.51%)           (5)      2,259,504.4           22,021,130
Non-Qualified XIV             9.996      9.730             (2.66%)           (5)      3,671,394.2           35,722,666
Non-Qualified XV              9.997      9.722             (2.75%)           (5)      2,013,155.8           19,571,901
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:
Non-Qualified VII            10.038     10.036             (0.02%)           (7)         86,864.8              871,775
Non-Qualified VIII           10.025     10.040              0.15%            (7)          5,031.1               50,512
Non-Qualified XIII           10.026     10.049              0.23%            (7)      1,560,153.9           15,677,987
Non-Qualified XIV            10.007     10.040              0.33%            (7)      2,175,845.4           21,845,488
Non-Qualified XV             10.030     10.036              0.06%            (7)        957,780.1            9,612,281
Non-Qualified XVI            10.006     10.009              0.03%            (7)      1,787,033.1           17,886,414
Non-Qualified XVIII          10.014      9.997             (0.17%)           (7)      1,280,395.9           12,800,118
Non-Qualified XIX            10.051     10.001             (0.50%)           (7)      1,504,374.2           15,045,246
-------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:
Non-Qualified XIII           10.012     10.017              0.05%           (10)          1,020.4               10,221
Non-Qualified XIV             9.999     10.016              0.17%           (10)         12,485.8              125,058
Non-Qualified XV              9.997     10.015              0.18%           (10)          3,772.4               37,781
Non-Qualified XVI            10.010     10.015              0.05%           (10)         26,346.1              263,856
Non-Qualified XIX             9.998     10.013              0.15%           (10)         14,773.8              147,930
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Non-Qualified 1964         $310.020   $272.607            (12.07%)                          958.7       $      261,340
Non-Qualified V              28.883     25.397            (12.07%)                    6,188,910.3          157,179,755
Non-Qualified V (0.75)       29.444     26.020            (11.63%)                   10,227,817.0          266,127,799
Non-Qualified VI             27.061     23.810            (12.01%)                    1,445,701.4           34,422,151
Non-Qualified VII            28.758     25.247            (12.21%)                    6,649,057.4          167,868,752
Non-Qualified VIII           19.253     16.928            (12.08%)                    1,199,815.1           20,310,470
Non-Qualified IX             28.686     25.162            (12.28%)                       91,087.9            2,291,954
Non-Qualified X              29.069     25.624            (11.85%)                    2,862,933.3           73,359,804
Non-Qualified XI             27.236     24.023            (11.80%)                       42,051.9            1,010,212
Non-Qualified XII            11.882     10.495            (11.67%)                       34,376.1              360,777
Non-Qualified XIII           11.498     10.140            (11.81%)                    1,630,201.4           16,530,242
Non-Qualified XIV            11.447     10.065            (12.07%)                    1,840,246.4           18,522,080
Non-Qualified XV             11.422     10.028            (12.20%)                      609,963.6            6,116,715
Non-Qualified XVI             9.481      8.973             (5.36%)           (8)         37,513.0              336,604
Non-Qualified XVII          285.280    251.601            (11.81%)                          239.8               60,333
Non-Qualified XVIII           9.312      8.962             (3.76%)           (8)          6,538.7               58,600
Non-Qualified XIX            10.000      8.965            (10.35%)           (7)         49,523.6              443,979
Annuity contracts in
  payment period                                                                                           162,948,133
-------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Non-Qualified V              23.875     20.761            (13.04%)                      133,052.0            2,762,292
Non-Qualified V (0.75)       24.203     21.151            (12.61%)                      791,026.7           16,731,005
Non-Qualified VII            23.771     20.638            (13.18%)                    1,107,041.9           22,847,130
Non-Qualified VIII           23.870     20.755            (13.05%)                      419,749.0            8,711,891
Non-Qualified IX             23.713     20.569            (13.26%)                        9,672.4              198,952
Non-Qualified XII            15.094     13.184            (12.65%)                        6,154.9               81,146
Non-Qualified XIII           14.022     12.229            (12.79%)                    1,034,463.9           12,650,459
Non-Qualified XIV            13.961     12.139            (13.05%)                      901,462.4           10,942,852
Non-Qualified XV             13.930     12.094            (13.18%)                      205,559.0            2,486,031
Non-Qualified XVI             9.187      8.027            (12.63%)           (8)         44,665.8              358,532
Non-Qualified XVIII           9.280      8.017            (13.61%)           (8)          5,769.2               46,252
Non-Qualified XIX             9.727      8.021            (17.54%)           (7)         46,375.8              371,980
Annuity contracts in
  payment period                                                                                             6,813,655
-------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Non-Qualified V              23.044     20.618            (10.53%)                      331,180.7            6,828,284
Non-Qualified V (0.75)       23.427     21.065            (10.08%)                    1,133,417.5           23,875,439
Non-Qualified VII            22.923     20.478            (10.67%)                    2,629,360.6           53,844,046
Non-Qualified VIII           22.646     20.261            (10.53%)                      867,634.1           17,579,135
Non-Qualified IX             22.887     20.427            (10.75%)                       24,238.7              495,124
Non-Qualified XII            13.677     12.292            (10.13%)                       21,613.2              265,670
Non-Qualified XIII           13.193     11.839            (10.26%)                    4,191,119.1           49,618,659
Non-Qualified XIV            13.136     11.752            (10.54%)                    3,665,274.8           43,074,309
Non-Qualified XV             13.107     11.709            (10.67%)                    1,645,364.7           19,265,575
Non-Qualified XVI             9.846      9.002             (8.57%)           (8)         90,026.1              810,415
Non-Qualified XVII           22.657     20.701             (8.63%)           (2)            100.7                2,084
Non-Qualified XVIII          10.031      8.991            (10.37%)          (11)         12,684.6              114,047
Non-Qualified XIX            10.000      8.995            (10.05%)          (11)        214,203.3            1,926,759
Annuity contracts in
  payment period                                                                                            44,095,500
-------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:
Non-Qualified V              12.455     14.751             18.43%                        90,356.8            1,332,853
Non-Qualified V (0.75)       12.561     14.951             19.03%                       357,389.2            5,343,326
Non-Qualified XII            15.024     15.591              3.77%           (10)          2,190.4               34,150
Non-Qualified IX             12.403     14.653             18.14%                         1,565.9               22,945
-------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Non-Qualified V               9.645     10.461              8.46%                        28,764.1              300,901
Non-Qualified V (0.75)        9.727     10.602              9.00%                        74,216.3              786,841
Non-Qualified IX              9.604     10.391              8.19%                           963.9               10,016
Non-Qualified XII            10.485     11.423              8.95%                            10.0                  114
-------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
Non-Qualified V              14.594     11.484            (21.31%)                       19,207.5              220,579
Non-Qualified V (0.75)       14.718     11.639            (20.92%)                       84,648.9              985,228

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP: (continued):
Non-Qualified VII          $ 14.554   $ 11.434            (21.44%)                      101,229.7       $    1,157,460
Non-Qualified VIII           14.592     11.481            (21.32%)                       40,044.5              459,751
Non-Qualified XIII           13.715     10.824            (21.08%)                      274,728.4            2,973,660
Non-Qualified XIV            13.655     10.744            (21.32%)                      211,631.4            2,273,768
Non-Qualified XV             13.625     10.704            (21.44%)                       82,567.6              883,804
Non-Qualified XVI             9.183      8.741             (4.81%)           (8)         27,897.6              243,853
Non-Qualified XVIII           9.317      8.730             (6.30%)           (8)            899.1                7,849
Non-Qualified XIX            10.038      8.734            (12.99%)           (8)         20,253.0              176,890
Annuity contracts in
  payment period                                                                                               324,994
-------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Non-Qualified V              14.875     15.397              3.51%                        99,654.9            1,534,387
Non-Qualified V (0.75)       15.164     15.775              4.03%                        59,794.0              943,251
Non-Qualified VII            14.772     15.267              3.35%                       988,465.3           15,090,900
Non-Qualified VIII           13.787     14.271              3.51%                       368,911.1            5,264,730
Non-Qualified XII            10.713     11.139              3.98%                           832.3                9,271
Annuity contracts in
  payment period                                                                                             3,348,677
-------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Non-Qualified V              12.894     13.547              5.06%                       894,023.5           12,111,336
Non-Qualified V (0.75)       13.145     13.879              5.58%                     2,718,809.7           37,734,360
Non-Qualified VI             12.597     13.243              5.13%                        55,988.2              741,452
Non-Qualified VII            12.766     13.392              4.90%                     5,982,730.1           80,120,721
Non-Qualified VIII           11.561     12.145              5.05%                       939,265.5           11,407,380
Non-Qualified IX             12.806     13.422              4.81%                         6,361.8               85,388
Non-Qualified X              12.894     13.547              5.06%                       424,945.6            5,756,738
Non-Qualified XI             12.597     13.243              5.13%                            49.6                  657
Non-Qualified XII            11.066     11.260              1.75%            (7)             45.6                  514
Non-Qualified XIII           10.615     11.186              5.38%                     2,214,734.2           24,774,017
Non-Qualified XIV            10.569     11.103              5.05%                     1,993,511.0           22,133,953
Non-Qualified XV             10.546     11.062              4.89%                       818,340.0            9,052,477
Non-Qualified XVI            10.044     10.143              0.99%            (8)        101,037.5            1,024,823
Non-Qualified XVIII          10.014     10.130              1.16%            (8)         92,189.3              933,878
Non-Qualified XIX            10.015     10.135              1.20%            (8)         68,060.6              689,794
Annuity contracts in
  payment period                                                                                             5,241,120
-------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Non-Qualified V              17.617     18.568              5.40%                        64,121.7            1,190,612
Non-Qualified V (0.75)       17.859     18.917              5.92%                       282,406.8            5,342,290
Non-Qualified VII            17.540     18.458              5.23%                       970,627.4           17,915,840
Non-Qualified VIII           17.613     18.563              5.39%                       297,717.2            5,526,525
Non-Qualified IX             17.497     18.396              5.14%                         1,842.8               33,901
Non-Qualified XII            12.352     13.077              5.87%                        35,990.3              470,645
Non-Qualified XIII           12.128     12.820              5.71%                       578,289.2            7,413,668
Non-Qualified XIV            12.074     12.726              5.40%                       419,833.9            5,342,806
Non-Qualified XV             12.048     12.679              5.24%                       119,262.6            1,512,130
Non-Qualified XVI             8.762      9.234              5.39%            (8)         19,541.5              180,446
Non-Qualified XVIII           9.222      9.223              0.01%            (9)          3,437.7               31,706
Non-Qualified XIX            10.169      9.226             (9.27%)           (7)         21,999.5              202,967
Annuity contracts in
  payment period                                                                                             2,106,866
-------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
Non-Qualified V               9.558      5.831            (38.99%)           (4)        127,429.8              743,043
Non-Qualified V (0.75)        9.999      5.850            (41.49%)           (4)        319,734.5            1,870,447
Non-Qualified VII             9.738      5.824            (40.19%)           (4)        366,685.4            2,135,576
Non-Qualified VIII            9.999      5.830            (41.69%)           (4)         53,901.7              314,247
Non-Qualified IX             10.754      5.821            (45.87%)           (6)          8,565.2               49,858
Non-Qualified X               9.564      5.841            (38.93%)           (7)          7,134.6               41,673
Non-Qualified XII             7.729      5.848            (24.34%)           (8)          3,062.4               17,909
Non-Qualified XIII            9.999      5.842            (41.57%)           (4)        367,377.8            2,146,221
Non-Qualified XIV             9.999      5.830            (41.69%)           (4)        223,693.0            1,304,130
Non-Qualified XV              8.693      5.824            (33.00%)           (4)         74,723.7              435,191
Non-Qualified XVI             9.288      6.088            (34.45%)           (8)         27,854.1              169,576
Non-Qualified XVIII           8.131      6.080            (25.22%)           (8)         27,016.1              164,258
Non-Qualified XIX             9.300      6.083            (34.59%)           (7)         72,410.0              440,470
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Non-Qualified V            $ 18.930   $ 20.602              8.83%                        27,040.2       $      557,083
Non-Qualified V (0.75)       19.190     20.989              9.37%                       121,019.4            2,540,076
Non-Qualified VII            18.847     20.480              8.66%                       641,673.0           13,141,464
Non-Qualified VIII           18.926     20.596              8.82%                       157,762.1            3,249,269
Non-Qualified IX             18.801     20.412              8.57%                           761.5               15,543
Non-Qualified XII            13.007     14.220              9.33%                        14,497.1              206,149
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Non-Qualified V              13.753     12.101            (12.01%)                       16,497.6              199,638
Non-Qualified V (0.75)       13.801     12.204            (11.57%)                      134,675.4            1,643,579
Non-Qualified XIII           14.675     12.951            (11.75%)                      552,618.6            7,156,964
Non-Qualified XIV            14.611     12.855            (12.02%)                      701,843.8            9,022,202
Non-Qualified XV             14.579     12.808            (12.15%)                      392,207.0            5,023,387
Non-Qualified XVI             9.935      7.678            (22.72%)           (7)        100,308.8              770,171
Non-Qualified XVII           14.871     12.316            (17.18%)           (5)            166.1                2,046
Non-Qualified XVIII          10.097      7.669            (24.05%)           (7)         98,265.6              753,599
Non-Qualified XIX            10.077      7.672            (23.87%)           (7)         88,285.5              677,326
Annuity contracts in
  payment period                                                                                               738,219
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND:
Non-Qualified XIII           10.488     10.800              2.97%            (8)          8,235.2               88,940
Non-Qualified XV             10.743     10.767              0.22%           (10)         10,553.1              113,625
Non-Qualified XVI            10.090     10.392              2.99%            (9)            917.9                9,539
Non-Qualified XVIII          10.350     10.379              0.28%           (10)          2,946.9               30,586
Non-Qualified XIX            10.222     10.384              1.58%           (10)          5,029.1               52,222
-------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
Non-Qualified V              11.716      9.887            (15.61%)                       55,310.3              546,853
Non-Qualified V (0.75)       11.756      9.970            (15.19%)                      148,347.6            1,479,026
Non-Qualified XII            10.973      9.962             (9.21%)          (10)             55.9                  557
Non-Qualified XIII           14.179     12.001            (15.36%)                    1,098,096.0           13,178,250
Non-Qualified XIV            14.117     11.912            (15.62%)                    1,809,797.2           21,558,304
Non-Qualified XV             14.086     11.868            (15.75%)                      628,310.8            7,456,792
Non-Qualified XVI             9.846      8.214            (16.58%)           (8)         61,552.2              505,590
Non-Qualified XVIII           9.845      8.204            (16.67%)           (8)         69,883.3              573,323
Non-Qualified XIX            10.000      8.207            (17.93%)           (7)        162,481.3            1,333,484
Annuity contracts in
  payment period                                                                                             3,190,959
-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Non-Qualified V              12.069      9.477            (21.48%)                       15,453.7              146,455
Non-Qualified V (0.75)       12.111      9.558            (21.08%)                      167,339.7            1,599,433
Non-Qualified IX             12.347      9.437            (23.57%)           (1)            278.8                2,631
Non-Qualified XII            12.772      9.550            (25.23%)           (2)          2,233.6               21,331
Non-Qualified XIII           14.438     11.371            (21.24%)                      935,077.6           10,632,767
Non-Qualified XIV            14.375     11.288            (21.47%)                    1,389,231.1           15,681,641
Non-Qualified XV             14.343     11.246            (21.59%)                      539,472.2            6,066,904
Non-Qualified XVI             9.945      7.611            (23.47%)           (7)        121,072.7              921,484
Non-Qualified XVIII          10.032      7.601            (24.23%)           (7)         52,041.6              395,568
Non-Qualified XIX            10.000      7.604            (23.96%)           (7)         98,933.9              752,293
Annuity contracts in
  payment period                                                                                             1,036,422
-------------------------------------------------------------------------------------------------------------------------
VALUE FUND:
Non-Qualified V              11.506      9.699            (15.70%)                       11,764.3              114,102
Non-Qualified V (0.75)       11.546      9.781            (15.29%)                      129,960.3            1,271,142
Non-Qualified XII            10.772      9.773             (9.27%)           (1)          1,829.1               17,876
Non-Qualified XIII           13.659     11.548            (15.46%)                    1,793,242.8           20,708,368
Non-Qualified XIV            13.599     11.463            (15.71%)                    2,930,389.9           33,591,059
Non-Qualified XV             13.569     11.420            (15.84%)                    1,085,664.4           12,398,287
Non-Qualified XVI             9.590      8.804             (8.20%)           (8)         83,391.3              734,177
Non-Qualified XVII           10.090      9.981             (1.08%)           (9)            379.6                3,789
Non-Qualified XVIII          10.009      8.793            (12.15%)           (7)         28,614.5              251,607
Non-Qualified XIX             9.667      8.796             (9.01%)           (8)        156,961.6            1,380,634
Annuity contracts in
  payment period                                                                                             2,878,953
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:
Non-Qualified VII          $ 26.687   $ 25.588             (4.12%)                      191,021.5       $    4,887,859
-------------------------------------------------------------------------------------------------------------------------
INCOME & GROWTH PORTFOLIO:
Non-Qualified VII            30.991     30.172             (2.64%)                      549,715.3           16,586,009
-------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:
Non-Qualified VII            43.684     32.379            (25.88%)                      480,525.6           15,558,937
Non-Qualified VIII           32.013     23.765            (25.76%)                          168.2                3,997
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE FUNDS:
GROWTH AND INCOME PORTFOLIO:
Non-Qualified XIII            9.778     10.129              3.59%            (7)         29,928.3              303,144
Non-Qualified XIV             9.765     10.108              3.51%            (8)         16,099.0              162,729
Non-Qualified XV              9.310     10.098              8.46%            (8)          4,460.1               45,038
Non-Qualified XVI             9.984     10.387              4.04%            (8)         20,209.2              209,913
Non-Qualified XVIII          10.145     10.374              2.26%           (10)          1,545.4               16,032
Non-Qualified XIX            10.240     10.378              1.35%            (7)         15,500.2              160,861
-------------------------------------------------------------------------------------------------------------------------
PREMIER GROWTH PORTFOLIO:
Non-Qualified XIII            9.283      7.620            (17.91%)           (7)         83,126.2              633,422
Non-Qualified XIV             9.083      7.605            (16.27%)           (7)         76,847.6              584,426
Non-Qualified XV              7.918      7.597             (4.05%)           (8)         23,774.5              180,615
Non-Qualified XVI             9.505      8.198            (13.75%)           (8)         38,183.9              313,032
Non-Qualified XVIII           9.504      8.188            (13.85%)           (8)          6,109.4               50,024
Non-Qualified XIX             9.170      8.191            (10.68%)           (8)        113,043.8              925,942
-------------------------------------------------------------------------------------------------------------------------
QUASAR PORTFOLIO:
Non-Qualified XIII           10.602      9.511            (10.29%)           (9)          1,070.4               10,181
Non-Qualified XIV            10.504      9.491             (9.64%)           (9)            431.4                4,094
Non-Qualified XV              8.851      9.482              7.13%            (9)            296.4                2,810
Non-Qualified XVI             9.718      8.589            (11.62%)           (8)            963.2                8,273
Non-Qualified XVIII           9.714      8.579            (11.68%)           (8)            834.9                7,163
Non-Qualified XIX             9.065      8.582             (5.33%)           (8)          5,820.2               49,949
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP FUNDS:
BALANCED FUND:
Non-Qualified VII            18.968     18.208             (4.01%)                      147,434.3            2,684,483
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:
Non-Qualified VII            26.105     21.410            (17.99%)                      228,917.7            4,901,128
Non-Qualified VIII           23.649     19.425            (17.86%)                          182.5                3,546
-------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Non-Qualified V              22.626     21.647             (4.33%)                        7,201.0              155,881
Non-Qualified V (0.75)       23.066     22.178             (3.85%)                       32,222.4              714,629
Non-Qualified VII            12.656     12.089             (4.48%)                       75,859.0              917,060
Non-Qualified VIII           12.696     12.146             (4.33%)                       59,786.1              726,162
-------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:
Non-Qualified VII            24.746     24.983              0.96%                     4,096,584.0          102,344,959
Non-Qualified VIII           17.769     17.966              1.11%                         8,486.4              152,467
Annuity contracts in
  payment period                                                                                                88,623
-------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:
Non-Qualified VII            16.369     14.335            (12.43%)                    1,689,780.8           24,223,008
Annuity contracts in
  payment period                                                                                                41,239
-------------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:
Non-Qualified VII            31.060     24.528            (21.03%)                    1,378,391.5           33,809,187
-------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:
Non-Qualified VII            15.040     13.493            (10.29%)                    1,958,869.0           26,431,019
Non-Qualified VIII           12.759     11.464            (10.15%)                          300.5                3,445
Annuity contracts in
  payment period                                                                                                11,712
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:
Non-Qualified VII            26.832     20.476            (23.69%)                      977,487.4           20,015,032
Non-Qualified VIII           24.690     18.870            (23.57%)                          129.5                2,443
Annuity contracts in
  payment period                                                                                                39,851
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:
Non-Qualified VII          $ 11.868   $ 12.398              4.47%                       702,002.3       $    8,703,425
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND II:
Non-Qualified VII            12.363     13.528              9.42%                       822,989.6           11,133,403
-------------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:
Non-Qualified VII            18.714     16.802            (10.22%)                    1,149,218.0           19,309,160
Non-Qualified VIII           15.537     13.971            (10.08%)                           66.4                  928
Annuity contracts in
  payment period                                                                                                40,502
-------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Non-Qualified V              18.272     19.565              7.08%                       204,703.9            4,005,032
Non-Qualified V (0.75)       18.627     20.045              7.61%                       417,042.4            8,359,615
Non-Qualified VII            21.883     23.395              6.91%                     5,036,496.8          117,828,843
Non-Qualified VIII           15.689     16.799              7.08%                       877,097.0           14,734,352
Non-Qualified IX             18.147     19.384              6.82%                         4,142.2               80,293
Non-Qualified X              18.272     19.565              7.08%                         7,656.3              149,796
Non-Qualified XII            10.651     11.457              7.57%                         1,315.1               15,067
Non-Qualified XIII           10.438     11.210              7.40%                     1,176,438.9           13,187,880
Non-Qualified XIV            10.392     11.127              7.07%                     2,028,219.6           22,567,999
Non-Qualified XV             10.369     11.086              6.91%                       597,258.3            6,621,206
Non-Qualified XVI            10.343     10.654              3.01%            (8)         19,341.1              206,060
Non-Qualified XVIII          10.074     10.640              5.62%            (8)          7,261.0               77,257
Non-Qualified XIX            10.000     10.645              6.45%            (7)         17,997.6              191,584
-------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Non-Qualified V              25.999     22.858            (12.08%)                      536,656.3           12,266,889
Non-Qualified V (0.75)       26.504     23.418            (11.64%)                    1,030,485.8           24,131,916
Non-Qualified VII            35.706     31.342            (12.22%)                    3,812,422.1          119,488,933
Non-Qualified VIII           23.643     20.785            (12.09%)                      878,021.8           18,249,684
Non-Qualified IX             25.822     22.646            (12.30%)                       13,914.0              315,097
Non-Qualified X              25.999     22.858            (12.08%)                       29,625.6              677,182
Non-Qualified XII            16.024     14.152            (11.68%)                        6,685.7               94,616
Non-Qualified XIII           12.649     11.154            (11.82%)                    1,214,067.2           13,541,706
Non-Qualified XIV            12.628     11.102            (12.08%)                    1,209,832.4           13,431,559
Non-Qualified XV             12.618     11.076            (12.22%)                      444,915.6            4,927,885
Non-Qualified XVI             9.783      8.554            (12.56%)           (7)        131,208.9            1,122,361
Non-Qualified XVII           26.366     23.250            (11.82%)                          245.7                5,712
Non-Qualified XVIII           9.018      8.543             (5.27%)           (8)         37,651.9              321,660
Non-Qualified XIX             9.790      8.546            (12.71%)           (7)        121,083.9            1,034,783
-------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Non-Qualified VII            14.042     10.735            (23.55%)                    2,107,872.1           22,628,007
Non-Qualified VIII           12.601      9.648            (23.43%)                      494,024.2            4,766,345
Non-Qualified XIII            9.586      7.362            (23.20%)                      887,739.5            6,535,538
Non-Qualified XIV             9.544      7.307            (23.44%)                      990,111.0            7,234,741
Non-Qualified XV              9.523      7.280            (23.55%)                      460,730.8            3,354,120
Non-Qualified XVI             9.860      8.470            (14.10%)           (8)         13,910.0              117,818
Non-Qualified XVIII           9.371      8.459             (9.73%)           (8)         12,250.3              103,625
Non-Qualified XIX             9.903      8.463            (14.54%)           (7)         13,206.5              111,767
Annuity contracts in
  payment period                                                                                               659,872
-------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Non-Qualified V              19.419     15.514            (20.11%)                       33,208.4              515,195
Non-Qualified V (0.75)       19.796     15.894            (19.71%)                      193,260.3            3,071,679
Non-Qualified VII            21.391     17.062            (20.24%)                      589,198.5           10,052,905
Non-Qualified VIII           18.139     14.491            (20.11%)                       55,032.7              797,479
Non-Qualified IX             19.287     15.370            (20.31%)                          877.6               13,488
Non-Qualified XII            10.700     11.081              3.56%           (10)             42.3                  469
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO:
Non-Qualified VII          $ 19.482   $ 18.456             (5.27%)                      829,362.9       $   15,306,722
Non-Qualified VIII           16.218     15.387             (5.12%)                      163,400.0            2,514,236
-------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Non-Qualified V              24.217     22.333             (7.78%)                      365,498.9            8,162,687
Non-Qualified V (0.75)       24.687     22.881             (7.32%)                      642,878.3           14,709,699
Non-Qualified VII            26.797     24.674             (7.92%)                    4,392,709.8          108,385,721
Non-Qualified VIII           21.463     19.792             (7.79%)                      731,695.2           14,481,711
Non-Qualified IX             24.052     22.126             (8.01%)                       19,458.0              430,527
Non-Qualified X              24.217     22.333             (7.78%)                        8,064.0              180,093
Non-Qualified XII            13.787     12.772             (7.36%)                        7,547.7               96,399
Non-Qualified XIII           12.966     11.993             (7.50%)                    1,991,818.4           23,887,878
Non-Qualified XIV            12.909     11.904             (7.79%)                    2,706,891.0           32,222,831
Non-Qualified XV             12.881     11.860             (7.93%)                    1,105,564.5           13,111,995
Non-Qualified XVI            10.000      9.440             (5.60%)           (7)         56,159.9              530,149
Non-Qualified XVII           27.241     25.197             (7.50%)                        4,544.1              114,497
Non-Qualified XVIII           9.607      9.428             (1.86%)           (8)         10,423.0               98,268
Non-Qualified XIX            10.000      9.432             (5.68%)           (7)         58,407.4              550,899
-------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
Non-Qualified VII            27.005     24.151            (10.57%)                    4,683,497.3          113,111,144
Non-Qualified VIII           22.522     20.173            (10.43%)                      988,345.1           19,937,885
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO:
Non-Qualified VII            12.143     13.317              9.67%                       277,562.9            3,696,305
Non-Qualified VIII           11.834     12.998              9.84%                           281.7                3,661
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Non-Qualified V              45.486     30.628            (32.66%)                      986,824.7           30,224,466
Non-Qualified V (0.75)       46.370     31.380            (32.33%)                    1,382,321.6           43,377,252
Non-Qualified VII            45.363     30.497            (32.77%)                    2,725,307.8           83,113,713
Non-Qualified VIII           31.525     21.226            (32.67%)                      667,971.0           14,178,353
Non-Qualified IX             45.177     30.344            (32.83%)                       34,443.8            1,045,163
Non-Qualified X              45.486     30.628            (32.66%)                       37,118.3            1,136,859
Non-Qualified XII            26.089     17.646            (32.36%)                       16,278.3              287,246
Non-Qualified XIII           24.654     16.650            (32.47%)                    2,655,062.4           44,206,789
Non-Qualified XIV            24.546     16.527            (32.67%)                    2,338,681.9           38,651,395
Non-Qualified XV             24.492     16.466            (32.77%)                      933,620.8           15,373,000
Non-Qualified XVI            10.000      6.975            (30.25%)           (7)        131,436.3              916,768
Non-Qualified XVII           53.698     36.266            (32.46%)                        4,041.3              146,562
Non-Qualified XVIII           9.755      6.966            (28.59%)           (8)        131,359.7              915,052
Non-Qualified XIX            10.000      6.969            (30.31%)           (7)        127,628.4              889,442
-------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Non-Qualified V              24.886     24.030             (3.44%)                      582,229.2           13,990,968
Non-Qualified V (0.75)       25.370     24.619             (2.96%)                      688,649.1           16,953,853
Non-Qualified VII            27.623     26.630             (3.59%)                    2,943,151.0           78,376,112
Non-Qualified VIII           21.992     21.234             (3.45%)                      827,114.5           17,562,949
Non-Qualified IX             24.717     23.807             (3.68%)                        6,367.6              151,594
Non-Qualified X              24.886     24.030             (3.44%)                       16,213.8              389,618
Non-Qualified XII            14.479     14.043             (3.01%)                        2,450.1               34,407
Non-Qualified XIII           13.742     13.308             (3.16%)                    3,217,068.4           42,812,746
Non-Qualified XIV            13.681     13.210             (3.44%)                    3,812,376.8           50,361,498
Non-Qualified XV             13.651     13.161             (3.59%)                    1,480,173.6           19,480,565
Non-Qualified XVI             9.982      9.746             (2.36%)           (7)        175,867.6            1,714,006
Non-Qualified XVII           24.954     24.167             (3.15%)                        3,056.6               73,870
Non-Qualified XVIII          10.056      9.734             (3.20%)           (7)         49,505.9              481,890
Non-Qualified XIX            10.000      9.738             (2.62%)           (7)        180,749.9            1,760,143
-------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Non-Qualified V              15.562     16.331              4.94%                        62,404.0            1,019,120
Non-Qualified V (0.75)       15.864     16.731              5.47%                       237,151.7            3,967,785
Non-Qualified VII            15.433     16.170              4.78%                       673,856.9           10,896,266
Non-Qualified VIII           12.916     13.554              4.94%                       201,336.8            2,728,919

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO: (continued):
Non-Qualified IX           $ 15.456   $ 16.179              4.68%                         3,166.3       $       51,228
Non-Qualified X              15.562     16.331              4.94%                         3,109.7               50,785
Non-Qualified XII            10.404     10.967              5.41%                         1,408.8               15,450
-------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Non-Qualified V              29.366     24.782            (15.61%)                      541,341.7           13,415,531
Non-Qualified V (0.75)       29.936     25.390            (15.19%)                      757,792.6           19,240,354
Non-Qualified VII            34.828     29.345            (15.74%)                    2,868,918.6           84,188,415
Non-Qualified VIII           24.827     20.951            (15.61%)                      586,507.8           12,287,924
Non-Qualified IX             29.166     24.552            (15.82%)                       12,556.2              308,279
Non-Qualified X              29.366     24.782            (15.61%)                       46,192.4            1,144,741
Non-Qualified XII            16.313     13.829            (15.23%)                       13,511.1              186,845
Non-Qualified XIII           15.599     13.203            (15.36%)                    3,180,105.7           41,986,935
Non-Qualified XIV            15.531     13.106            (15.61%)                    4,430,382.0           58,064,587
Non-Qualified XV             15.497     13.057            (15.74%)                    1,465,080.0           19,129,549
Non-Qualified XVI            10.000      8.308            (16.92%)           (7)        139,032.3            1,155,080
Non-Qualified XVII           32.068     27.143            (15.36%)                          616.4               16,732
Non-Qualified XVIII           9.982      8.298            (16.87%)           (8)         83,221.0              690,568
Non-Qualified XIX            10.000      8.301            (16.99%)           (7)        198,258.3            1,645,742
Annuity contracts in
  payment period                                                                                            14,191,697
-------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Non-Qualified V              34.626     28.839            (16.71%)                      966,698.1           27,878,607
Non-Qualified V (0.75)       35.298     29.545            (16.30%)                    1,691,751.2           49,982,790
Non-Qualified VII            38.979     32.413            (16.84%)                    6,694,492.2          216,988,577
Non-Qualified VIII           28.189     23.476            (16.72%)                    1,190,701.4           27,952,905
Non-Qualified IX             34.390     28.571            (16.92%)                       33,746.0              964,156
Non-Qualified X              34.626     28.839            (16.71%)                       42,596.2            1,228,431
Non-Qualified XII            16.613     13.899            (16.34%)                       26,789.1              372,342
Non-Qualified XIII           15.599     13.030            (16.47%)                    4,326,254.2           56,371,092
Non-Qualified XIV            15.531     12.934            (16.72%)                    4,782,840.5           61,861,259
Non-Qualified XV             15.497     12.886            (16.85%)                    1,437,826.3           18,527,830
Non-Qualified XVI            10.000      8.570            (14.30%)           (7)        255,500.8            2,189,642
Non-Qualified XVII           38.687     32.317            (16.47%)                        2,080.1               67,221
Non-Qualified XVIII           9.853      8.559            (13.13%)           (8)        113,875.2              974,658
Non-Qualified XIX            10.000      8.563            (14.37%)           (7)        276,997.8            2,371,932
Annuity contracts in
  payment period                                                                                            16,131,186
-------------------------------------------------------------------------------------------------------------------------
LEXINGTON FUNDS:
EMERGING MARKETS FUND, INC.:
Non-Qualified VII            13.640      8.011            (41.27%)                      156,676.9            1,255,139
-------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:
Non-Qualified V              12.428     14.530             16.91%                        44,843.7              651,579
Non-Qualified V (0.75)       12.670     14.886             17.49%                        43,623.9              649,385
Non-Qualified VII            12.298     14.354             16.72%                       102,662.4            1,473,616
Non-Qualified IX             12.344     14.395             16.62%                            32.7                  470
Non-Qualified X              12.428     14.530             16.91%                         1,753.1               25,472
-------------------------------------------------------------------------------------------------------------------------
MFS FUNDS:
GLOBAL GOVERNMENT SERIES:
Non-Qualified VII            10.440     10.799              3.44%                       124,226.3            1,341,520
Non-Qualified VIII           10.498     10.875              3.59%                        18,001.9              195,771
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:
Non-Qualified VII            14.669     16.782             14.40%                     1,935,233.6           32,477,091
Non-Qualified VIII           14.751     16.901             14.58%                       422,692.1            7,143,920
Non-Qualified XIII           10.385     11.934             14.92%                       485,470.9            5,793,610
Non-Qualified XIV            10.339     11.846             14.58%                     1,107,868.3           13,123,808
Non-Qualified XV             10.317     11.803             14.40%                       359,845.8            4,247,260
Non-Qualified XVI            10.244     10.763              5.07%            (8)         23,734.0              255,449
Non-Qualified XVIII          10.077     10.749              6.67%            (7)         15,276.5              164,207
Non-Qualified XIX            10.243     10.754              4.99%            (8)         17,924.7              192,762
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
GROWTH & INCOME PORTFOLIO:
Non-Qualified XIII         $ 10.960   $ 10.338             (5.68%)                        4,243.5       $       43,869
Non-Qualified XIV            10.937     10.285             (5.96%)                       83,550.7              859,319
Non-Qualified XV             10.925     10.258             (6.11%)                        4,586.7               47,050
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO:
Non-Qualified XIV            11.828     13.334             12.73%                        15,263.5              203,523
Non-Qualified XV             11.816     13.299             12.55%                           392.8                5,224
-------------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION PORTFOLIO:
Non-Qualified XIII           10.651     10.326             (3.05%)                      187,905.7            1,940,314
Non-Qualified XIV            10.629     10.273             (3.35%)                      917,169.8            9,422,085
Non-Qualified XV             10.618     10.247             (3.49%)                       93,298.0              956,025
Non-Qualified XVI             9.565      9.567              0.02%            (9)            200.3                1,916
Non-Qualified XVIII           9.803      9.555             (2.53%)           (8)         11,556.3              110,420
Non-Qualified XIX             9.954      9.559             (3.97%)           (9)          8,214.6               78,523
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:
Non-Qualified VII            24.477     21.423            (12.48%)                    1,000,872.8           21,441,697
Non-Qualified VIII           24.578     21.545            (12.34%)                      311,924.3            6,720,408
Non-Qualified XIII           17.027     14.970            (12.08%)                      614,552.0            9,199,843
Non-Qualified XIV            16.952     14.860            (12.34%)                      677,021.6           10,060,541
Non-Qualified XV             16.915     14.805            (12.47%)                      262,828.8            3,891,181
Non-Qualified XVI            10.000      6.828            (31.72%)           (7)        159,722.9            1,090,588
Non-Qualified XVIII          10.260      6.820            (33.53%)           (7)        318,939.9            2,175,170
Non-Qualified XIX            10.000      6.823            (31.77%)           (7)        108,107.3              737,616
Annuity contracts in
  payment period                                                                                             1,734,978
-------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:
Non-Qualified V              15.681     16.275              3.79%                        93,132.5            1,515,731
Non-Qualified V (0.75)       15.814     16.495              4.31%                       177,896.1            2,934,396
Non-Qualified VII            20.287     21.023              3.63%                       515,085.0           10,828,632
Non-Qualified VIII           20.372     21.142              3.78%                        91,347.6            1,931,271
Non-Qualified IX             15.615     16.166              3.53%                         2,910.4               47,050
Non-Qualified XII            16.352     16.571              1.34%            (9)            150.5                2,494
-------------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME FUND/VA:
Non-Qualified VII            15.839     14.248            (10.04%)                    1,984,151.5           28,270,191
Non-Qualified VIII           15.905     14.329             (9.91%)                      642,720.0            9,209,535
Non-Qualified XIII           10.946      9.891             (9.64%)                      768,952.4            7,605,708
Non-Qualified XIV            10.898      9.818             (9.91%)                    1,516,367.6           14,887,697
Non-Qualified XV             10.874      9.782            (10.04%)                      527,869.7            5,163,621
Non-Qualified XVI            10.000      8.838            (11.62%)           (7)         86,666.9              765,962
Non-Qualified XVIII           9.168      8.827             (3.72%)           (8)         13,806.3              121,868
Non-Qualified XIX             9.736      8.831             (9.30%)           (8)         72,968.6              644,386
Annuity contracts in
  payment period                                                                                               983,453
-------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
Non-Qualified V              10.048     10.185              1.36%                           831.0                8,464
Non-Qualified V (0.75)       10.133     10.323              1.88%                        13,676.2              141,179
Non-Qualified VII            11.072     11.206              1.21%                       785,150.1            8,798,392
Non-Qualified VIII           11.118     11.269              1.36%                       248,905.0            2,804,911
Non-Qualified IX             10.006     10.117              1.11%                           152.5                1,543
Non-Qualified XIII           10.005     10.171              1.66%                       410,622.5            4,176,441
Non-Qualified XIV             9.961     10.096              1.36%                       497,550.5            5,023,270
Non-Qualified XV              9.939     10.059              1.21%                       151,920.6            1,528,169
Non-Qualified XVI             9.995      9.939             (0.56%)           (8)         17,051.5              169,475
Non-Qualified XVIII           9.822      9.927              1.07%            (9)          2,304.6               22,878
Non-Qualified XIX             9.991      9.931             (0.60%)           (8)         16,123.6              160,123
Annuity contracts in
  payment period                                                                                               499,690
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Non-Qualified V              39.254     36.551             (6.89%)                      335,970.2           12,280,046
Non-Qualified V (0.75)       40.017     37.448             (6.42%)                      260,806.0            9,766,663

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO: (continued):
Non-Qualified VII          $ 18.612   $ 17.303             (7.03%)                    1,162,339.7       $   20,111,964
Non-Qualified VIII           18.672     17.385             (6.89%)                      314,991.2            5,476,122
Non-Qualified IX             38.987     36.213             (7.12%)                        4,077.1              147,645
Non-Qualified X              39.254     36.551             (6.89%)                       11,361.8              415,286
Non-Qualified XII            15.732     14.714             (6.47%)                          718.1               10,566
Non-Qualified XIII           15.023     14.030             (6.61%)                      643,762.5            9,031,988
Non-Qualified XIV            14.957     13.926             (6.89%)                      845,123.6           11,769,191
Non-Qualified XV             14.924     13.875             (7.03%)                      258,456.9            3,586,089
Non-Qualified XVI             9.991      8.801            (11.91%)           (8)         54,609.6              480,619
Non-Qualified XVII           43.155     40.304             (6.61%)                        1,515.6               61,085
Non-Qualified XVIII           9.186      8.790             (4.31%)           (8)         94,882.7              834,019
Non-Qualified XIX             9.984      8.794            (11.92%)           (8)         59,096.2              519,692
Annuity contracts in
  payment period                                                                                             3,742,395
-------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
Non-Qualified V              29.040     20.426            (29.66%)                      455,264.2            9,299,226
Non-Qualified V (0.75)       29.605     20.927            (29.31%)                      478,943.8           10,022,857
Non-Qualified VII            27.973     19.644            (29.78%)                    4,169,943.6           81,914,373
Non-Qualified VIII           19.012     13.372            (29.67%)                      555,262.9            7,424,976
Non-Qualified IX             28.843     20.236            (29.84%)                       12,425.7              251,446
Non-Qualified X              29.040     20.426            (29.66%)                       13,794.7              281,770
Non-Qualified XII            16.210     11.453            (29.35%)                        8,940.4              102,394
Non-Qualified XIII           15.499     10.933            (29.46%)                      844,849.4            9,236,738
Non-Qualified XIV            15.431     10.853            (29.67%)                    1,063,457.5           11,541,704
Non-Qualified XV             15.397     10.812            (29.78%)                      337,201.4            3,645,821
Non-Qualified XVI             8.529      7.614            (10.73%)           (8)         24,330.4              185,252
Non-Qualified XVII           28.739     20.274            (29.45%)                          380.4                7,712
Non-Qualified XVIII           8.273      7.605             (8.07%)           (8)         22,160.0              168,527
Non-Qualified XIX             9.683      7.608            (21.43%)           (8)         23,376.6              177,849
Annuity contracts in
  payment period                                                                                             2,424,002
-------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Non-Qualified V              18.963     17.889             (5.66%)                      395,372.7            7,072,822
Non-Qualified V (0.75)       19.332     18.328             (5.19%)                      292,094.1            5,353,501
Non-Qualified VI             16.032     15.133             (5.61%)                       19,030.0              287,981
Non-Qualified VII            18.750     17.659             (5.82%)                    3,282,513.6           57,965,908
Non-Qualified VIII           12.901     12.169             (5.67%)                      579,223.8            7,048,575
Non-Qualified IX             18.834     17.723             (5.90%)                       15,098.5              267,591
Non-Qualified X              18.963     17.889             (5.66%)                      162,447.5            2,906,023
Non-Qualified XI             15.791     15.133             (4.17%)           (1)          3,785.9               57,292
Non-Qualified XIII           12.424     11.755             (5.38%)                      383,389.0            4,506,738
Non-Qualified XIV            12.370     11.668             (5.68%)                      740,494.5            8,640,090
Non-Qualified XV             12.343     11.625             (5.82%)                      281,914.3            3,277,254
Non-Qualified XVI             9.951      8.726            (12.31%)           (7)         31,491.4              274,794
Non-Qualified XVIII           9.414      8.715             (7.43%)           (8)          2,326.2               20,273
Non-Qualified XIX             9.996      8.719            (12.78%)           (7)         26,543.6              231,434
-------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Non-Qualified V              32.942     26.160            (20.59%)                      286,301.1            7,489,638
Non-Qualified V (0.75)       33.582     26.801            (20.19%)                      266,457.7            7,141,333
Non-Qualified VII            18.181     14.415            (20.71%)                      253,493.3            3,654,106
Non-Qualified VIII           18.238     14.482            (20.59%)                       67,477.6              977,210
Non-Qualified IX             32.718     25.917            (20.79%)                        5,489.7              142,276
Non-Qualified X              32.942     26.160            (20.59%)                        4,808.1              125,780
Non-Qualified XII            15.541     12.397            (20.23%)                          321.0                3,980
Non-Qualified XIII           14.511     11.557            (20.36%)                      695,490.6            8,037,785
Non-Qualified XIV            14.448     11.472            (20.60%)                      453,857.5            5,206,653
Non-Qualified XV             14.416     11.430            (20.71%)                      360,840.7            4,124,409
Non-Qualified XVI             9.570      9.775              2.14%            (8)         29,924.2              292,509
Non-Qualified XVIII           9.724      9.763              0.40%            (8)          7,075.4               69,077
Non-Qualified XIX            10.111      9.767             (3.40%)           (8)         19,914.9              194,509
Annuity contracts in
  payment period                                                                                               820,408
-------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

-------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding           Reserves
                           Beginning   End of      Accumulation                        at End               at End
                            of Year     Year           Unit                            of Year              of Year
-------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Non-Qualified V            $ 21.922   $ 21.643             (1.27%)                      192,789.9       $    4,172,551
Non-Qualified V (0.75)       22.348     22.174             (0.78%)                      271,254.0            6,014,787
Non-Qualified VII            27.835     27.438             (1.43%)                    3,475,122.4           95,350,408
Non-Qualified VIII           20.151     19.893             (1.28%)                      293,210.9            5,832,844
Non-Qualified IX             21.773     21.443             (1.52%)                        9,181.7              196,883
Non-Qualified X              21.922     21.643             (1.27%)                        4,919.8              106,480
Non-Qualified XII            13.248     13.138             (0.83%)                        1,705.2               22,403
Non-Qualified XVII           25.309     25.061             (0.98%)                        1,629.4               40,834
Annuity contracts in
  payment period                                                                                             1,492,696
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $6,324,265,635
=========================================================================================================================

       NON-QUALIFIED 1964         Individual contracts issued from December 1, 1964 to March 14, 1967.

       NON-QUALIFIED V            Certain AetnaPlus contracts issued in connection with Deferred
                                  Compensation Plans issued since August 28, 1992, and certain individual non-qualified contracts.

       NON-QUALIFIED VI           Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

       NON-QUALIFIED VII          Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since May 4, 1994.

       NON-QUALIFIED VIII         Certain individual Retirement Annuity contracts issued since May 1,
                                  1998.

       NON-QUALIFIED IX           Group Aetna Plus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Deferred Compensation
                                  Plans.

       NON-QUALIFIED X            Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred Compensation Plans and as individual non-qualified contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

       NON-QUALIFIED XI           Certain contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

       NON-QUALIFIED XIII         Certain individual Retirement Annuity contracts issued since October 1,
                                  1998.

       NON-QUALIFIED XIV          Certain individual Retirement Annuity contracts issued since
                                  September 1, 1998.

       NON-QUALIFIED XV           Certain individual Retirement Annuity contracts issued since
                                  September 1, 1998.

       NON-QUALIFIED XVI          Certain individual Retirement Annuity contracts issued since August
                                  2000.

       NON-QUALIFIED XVII         Group AetnaPlus contracts issued in connection with Deferred
                                  Compensation Plans having contract modifications effective September 1,
                                  1999.

       NON-QUALIFIED XVIII        Certain individual Retirement Annuity contracts issued since September
                                  2000.

       NON-QUALIFIED XIX          Certain individual Retirement Annuity contracts issued since August
                                  2000.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

        (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 2000.
        (2) - Reflects less than a full year of performance activity. Funds were first received in this option during March 2000.
        (3) - Reflects less than a full year of performance activity. Funds were first received in this option during April 2000.
        (4) - Reflects less than a full year of performance activity. Funds were first received in this option during May 2000.
        (5) - Reflects less than a full year of performance activity. Funds were first received in this option during June 2000.
        (6) - Reflects less than a full year of performance activity. Funds were first received in this option during July 2000.
        (7) - Reflects less than a full year of performance activity. Funds were first received in this option during August 2000.
        (8) - Reflects less than a full year of performance activity. Funds were first received in this option during September 2000.
        (9) - Reflects less than a full year of performance activity. Funds were first received in this option during October 2000.
       (10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 2000.
       (11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2000.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000:

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   Certain reclassifications have been made to prior year financial information to conform to current year presentation.

   a. VALUATION OF INVESTMENTS

   Investments in the following Funds are stated at their closing net asset value per share as determined by each Fund on December 31, 2000:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna GET Fund, Series C
   Aetna GET Fund, Series D
   Aetna GET Fund, Series E
   Aetna GET Fund, Series G
   Aetna GET Fund, Series H
   Aetna GET Fund, Series I
   Aetna GET Fund, Series J
   Aetna GET Fund, Series K
   Aetna GET Fund, Series L
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Large Cap VP
   Aetna Index Plus Mid Cap VP
   Aetna Index Plus Small Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Small Company VP
   Aetna Technology VP
   Aetna Value Opportunity VP

   AIM V.I. Funds:

   - Capital Appreciation Fund

   - Government Securities Fund

   - Growth and Income Fund

   - Growth Fund

   - Value Fund

   Alger American Funds:

   - Balanced Portfolio

   - Income & Growth Portfolio

   - Leveraged AllCap Portfolio

   American Century Investments:

   - Balanced Fund

   - International Fund
   Calvert Social Balanced Portfolio

   Federated Insurance Series:

   - American Leaders Fund II

   - Equity Income Fund II

   - Growth Strategies Fund II

   - High Income Bond Fund II

   - International Equity Fund II

   - Prime Money Fund II

   - U.S. Government Securities Fund II

   - Utility Fund II

   Fidelity Variable Insurance Products Fund:

   - Equity-Income Portfolio

   - Growth Portfolio

   - High Income Portfolio

   - Overseas Portfolio

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000: (continued):

   Fidelity Variable Insurance Products Fund II:

   - Asset Manager Portfolio

   - Contrafund Portfolio

   - Index 500 Portfolio

   - Investment Grade Bond Portfolio

   Janus Aspen Series:

   - Aggressive Growth Portfolio

   - Balanced Portfolio

   - Flexible Income Portfolio

   - Growth Portfolio

   - Worldwide Growth Portfolio

   Lexington Funds:

   - Emerging Markets Fund, Inc.

   - Natural Resources Trust Fund

   MFS Funds:

   - Global Government Series

   - Total Return Series

   Mitchell Hutchins Series Trust:

   - Growth & Income Portfolio

   - Small Cap portfolio

   - Tactical Allocation Portfolio

   Oppenheimer Funds:

   - Aggressive Growth Fund/VA

   - Global Securities Fund/VA

   - Main Street Growth & Income Fund/VA

   - Strategic Bond Fund/VA

   Portfolio Partners, Inc. (PPI):

   - PPI MFS Capital Opportunities Portfolio

   - PPI MFS Emerging Equities Portfolio

   - PPI MFS Research Growth Portfolio

   - PPI Scudder International Growth Portfolio

   - PPI T. Rowe Price Growth Equity Portfolio

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000: (continued):

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2000 aggregated $7,925,206,119 and $6,595,668,326, respectively.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                 $225,039     ($245,025)    $16,871,170     ($16,790,266)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation               27,853,632    (2,415,186)     92,085,463      (87,693,164)
 AETNA BOND VP
 Annuity contracts in
   accumulation                5,387,599    (1,084,614)     70,718,870      (74,644,945)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                  417,486      (296,915)     21,073,083      (20,922,874)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation                1,408,025       (72,273)        682,068         (573,927)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation                7,639,071    (2,171,104)    140,983,546     (139,364,683)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation               14,783,456    (6,143,954)    355,177,174     (346,307,649)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                4,720,820    (3,411,240)    207,014,846     (207,891,548)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                2,787,773    (2,048,501)    156,626,029     (154,440,843)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                1,176,528      (901,328)     55,188,135      (55,882,551)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                  582,971      (406,040)     14,629,150      (15,113,666)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                  171,687       (94,237)      1,819,247       (1,825,601)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                      403          (192)         40,382          (40,389)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation              116,862,587   (11,722,978)    391,374,640     (453,899,589)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                1,422,379      (960,612)    116,782,347     (110,038,435)
 AETNA HIGH YIELD VP
 Annuity contracts in
   accumulation                      547        (1,509)        455,088         (480,680)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation               31,491,057    (3,109,833)    225,376,024     (220,701,090)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                   15,027       (19,954)      3,544,873       (3,471,597)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                        0        (7,596)        828,745         (722,361)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                1,695,466       (99,233)     29,428,293      (31,073,260)
 --------------------------------------------------------------------------------------

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $80,904       $483,736        $88,271        ($395,465)     ($334,547)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation               4,392,299      6,704,110    (26,671,998)     (33,376,108)    (3,545,363)
AETNA BOND VP
Annuity contracts in
  accumulation              (3,926,075)    (6,898,223)       292,798        7,191,021      7,567,931
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                 150,209        548,689         96,848         (451,841)      (181,061)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                 108,141        786,857     (1,291,730)      (2,078,587)      (634,694)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation               1,618,863      9,587,836     (5,506,290)     (15,094,126)    (8,007,296)
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation               8,869,525     23,410,070    (16,149,627)     (39,559,697)   (22,050,670)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                (876,702)     5,934,910     (4,092,929)     (10,027,839)    (9,594,961)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation               2,185,186          2,439     (3,459,172)      (3,461,611)      (537,153)
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                (694,416)             0     (1,839,216)      (1,839,216)    (2,258,432)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                (484,516)             0     (2,762,925)      (2,762,925)    (3,070,510)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                  (6,354)             0       (937,549)        (937,549)      (866,453)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                      (7)             0            194              194            398
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation             (62,524,949)   (68,936,164)  (241,325,047)    (172,388,883)  (129,774,223)
AETNA GROWTH VP
Annuity contracts in
  accumulation               6,743,912      8,580,844    (11,298,783)     (19,879,627)   (12,673,948)
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                 (25,592)       (16,080)             0           16,080        (10,474)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation               4,674,934     23,757,249    (37,334,071)     (61,091,320)   (28,035,162)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                  73,276        (42,233)        77,987          120,220        188,569
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                 106,384         96,292         69,502          (26,790)        71,998
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation              (1,644,967)       330,445     (1,854,980)      (2,185,425)    (2,234,159)
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                 $536,622     ($368,361)    $28,259,806     ($27,975,563)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation                9,081,085    (2,532,081)    953,530,305     (949,974,735)
 AETNA REAL ESTATE SECURITIES VP
 Annuity contracts in
   accumulation                    1,731       (15,004)      3,432,843       (3,179,462)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                2,601,993      (534,131)     78,899,841      (76,263,569)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                        0       (51,699)      7,965,370       (9,210,531)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                2,474,261      (218,816)     19,437,883      (17,931,223)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                  712,114      (232,416)     26,403,826      (23,483,268)
   GOVERNMENT SECURITIES FUND
 Annuity contracts in
   accumulation                    1,717          (155)             57              (57)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                1,530,337      (479,794)     37,149,069      (34,866,993)
   GROWTH FUND
 Annuity contracts in
   accumulation                1,224,855      (381,155)     29,309,758      (28,486,218)
   VALUE FUND
 Annuity contracts in
   accumulation                3,252,186      (741,317)     59,720,942      (62,040,448)
 ALGER AMERICAN FUNDS:
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                  503,984       (80,140)      6,490,645       (4,770,045)
   INCOME & GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                4,030,463      (261,604)     20,033,617      (15,492,442)
   LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
   accumulation                2,121,355      (307,776)     23,487,217      (12,803,897)
 ALLIANCE FUNDS:
   GROWTH & INCOME PORTFOLIO
 Annuity contracts in
   accumulation                        0        (1,396)         18,747          (18,777)
   PREMIER GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                        0        (3,883)          4,459           (4,677)
   QUASAR PORTFOLIO
 Annuity contracts in
   accumulation                        0          (126)            966           (1,126)
 --------------------------------------------------------------------------------------

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
AETNA LEGACY VP
Annuity contracts in
  accumulation                $284,243       ($38,204)      $473,877         $512,081       $964,585
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation               3,555,570      1,765,548      2,001,969          236,421     10,340,995
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                 253,381       (181,523)             0          181,523        421,631
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation               2,636,272      6,242,096      1,228,137       (5,013,959)      (309,825)
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation              (1,245,161)             0     (3,777,303)      (3,777,303)    (5,074,163)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation               1,506,660      2,822,690        383,845       (2,438,845)     1,323,260
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation               2,920,558      2,111,777     (5,765,131)      (7,876,908)    (4,476,652)
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                       0              0           (259)            (259)         1,303
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation               2,282,076      3,746,947     (8,539,095)     (12,286,042)    (8,953,423)
  GROWTH FUND
Annuity contracts in
  accumulation                 823,540      2,711,961     (9,043,771)     (11,755,732)   (10,088,492)
  VALUE FUND
Annuity contracts in
  accumulation              (2,319,506)     4,671,998     (7,734,104)     (12,406,102)   (12,214,739)
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation               1,720,600      2,168,767       (159,674)      (2,328,441)      (183,997)
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation               4,541,175      8,170,558       (550,320)      (8,720,878)      (410,844)
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation              10,683,320     15,044,425     (2,906,571)     (17,950,996)    (5,454,097)
ALLIANCE FUNDS:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                     (30)             0         34,311           34,311         32,885
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (218)             0       (105,771)        (105,771)      (109,872)
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                    (160)             0          2,230            2,230          1,944
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 AMERICAN CENTURY VP FUNDS:
   BALANCED FUND
 Annuity contracts in
   accumulation                 $136,152      ($43,436)     $3,523,408      ($3,572,301)
   INTERNATIONAL FUND
 Annuity contracts in
   accumulation                  132,668       (87,321)      6,568,155       (4,373,724)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                  120,186       (30,695)      2,404,025       (2,234,500)
 FEDERATED INSURANCE SERIES:
   AMERICAN LEADERS FUND II
 Annuity contracts in
   accumulation                4,230,851    (1,529,421)     34,650,952      (24,574,119)
   EQUITY INCOME FUND II
 Annuity contracts in
   accumulation                  313,111      (416,293)      5,606,635       (4,170,207)
   GROWTH STRATEGIES FUND II
 Annuity contracts in
   accumulation                3,341,548      (615,413)     11,136,706       (4,861,291)
   HIGH INCOME BOND FUND II
 Annuity contracts in
   accumulation                3,501,508      (488,388)     20,340,642      (22,946,626)
   INTERNATIONAL EQUITY FUND II
 Annuity contracts in
   accumulation                4,478,227      (368,468)      4,743,593       (2,245,503)
   PRIME MONEY FUND II
 Annuity contracts in
   accumulation                  484,008      (118,176)     11,081,648      (11,081,648)
   U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
   accumulation                  632,729      (163,681)      5,422,866       (5,287,024)
   UTILITY FUND II
 Annuity contracts in
   accumulation                1,237,696      (326,336)      8,490,819       (6,975,021)
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
   EQUITY-INCOME PORTFOLIO
 Annuity contracts in
   accumulation               14,924,625    (2,351,773)    212,580,062     (207,813,735)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               23,307,184    (2,944,519)    193,467,943     (154,134,840)
   HIGH INCOME PORTFOLIO
 Annuity contracts in
   accumulation                4,009,052      (726,094)     62,948,550      (77,439,059)
   OVERSEAS PORTFOLIO
 Annuity contracts in
   accumulation                1,986,495      (225,354)     34,632,835      (34,855,594)
 --------------------------------------------------------------------------------------

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                ($48,893)      $113,895       ($44,225)       ($158,120)     ($114,297)
  INTERNATIONAL FUND
Annuity contracts in
  accumulation               2,194,431      3,420,828         23,975       (3,396,853)    (1,157,075)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                 169,525          8,210       (217,606)        (225,816)        33,200
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation              10,076,833     23,291,163     10,746,749      (12,544,414)       233,849
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation               1,436,428      6,982,904      2,132,983       (4,849,921)    (3,516,675)
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation               6,275,415     22,782,494      4,337,092      (18,445,402)    (9,443,852)
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation              (2,605,984)      (768,082)    (4,746,268)      (3,978,186)    (3,571,050)
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation               2,498,090     15,689,012      2,439,119      (13,249,893)    (6,642,044)
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                       0              0              0                0        365,832
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                 135,842        (71,689)       341,857          413,546      1,018,436
  UTILITY FUND II
Annuity contracts in
  accumulation               1,515,798      3,900,529       (860,370)      (4,760,899)    (2,333,741)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation               4,766,327     17,824,133     12,117,982       (5,706,151)    11,633,028
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              39,333,103     67,658,735    (21,859,750)     (89,518,485)   (29,822,717)
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation             (14,490,509)    (2,606,690)    (5,306,372)      (2,699,682)   (13,907,233)
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                (222,759)     4,814,866       (447,720)      (5,262,586)    (3,724,204)
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
   ASSET MANAGER PORTFOLIO
 Annuity contracts in
   accumulation               $2,225,935     ($274,795)    $22,576,659     ($23,415,309)
   CONTRAFUND PORTFOLIO
 Annuity contracts in
   accumulation               29,738,682    (2,926,758)    232,387,276     (216,909,923)
   INDEX 500 PORTFOLIO
 Annuity contracts in
   accumulation                2,332,098    (2,101,523)    205,968,735     (184,404,452)
   INVESTMENT GRADE BOND PORTFOLIO
 Annuity contracts in
   accumulation                  280,708       (53,239)      4,524,822       (4,468,980)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               41,333,446    (4,214,651)    351,562,341     (338,374,167)
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               25,881,016    (2,810,630)    198,175,836     (184,867,908)
   FLEXIBLE INCOME PORTFOLIO
 Annuity contracts in
   accumulation                1,031,500      (231,051)     22,574,371      (23,713,721)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               23,793,816    (3,545,809)    267,992,889     (241,616,780)
   WORLDWIDE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               45,772,988    (6,882,401)    557,962,147     (454,444,568)
 LEXINGTON FUNDS:
   EMERGING MARKETS FUND
 Annuity contracts in
   accumulation                        0       (29,359)      1,851,691       (2,060,545)
   NATURAL RESOURCES TRUST FUND
 Annuity contracts in
   accumulation                   10,290       (33,769)      2,314,994       (2,595,175)
 MFS FUNDS:
   GLOBAL GOVERNMENT SERIES
 Annuity contracts in
   accumulation                   76,041       (21,062)      1,859,797       (1,976,938)
   TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                2,484,328      (714,994)     60,967,992      (57,383,322)
 MITCHELL HUTCHINS SERIES TRUST:
   GROWTH & INCOME PORTFOLIO
 Annuity contracts in
   accumulation                   62,979       (10,910)        965,684       (1,025,803)
   SMALL CAP PORTFOLIO
 Annuity contracts in
   accumulation                   45,379        (2,446)        238,388         (217,259)
   TACTICAL ALLOCATION PORTFOLIO
 Annuity contracts in
   accumulation                  163,594      (114,014)      9,591,458       (9,738,101)
 --------------------------------------------------------------------------------------

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation               ($838,650)    $1,897,225      ($266,900)     ($2,164,125)   ($1,051,635)
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation              15,477,353     56,818,405     (4,148,405)     (60,966,810)   (18,677,533)
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation              21,564,283     32,900,456     (5,006,883)     (37,907,339)   (16,112,481)
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                  55,842         75,103        135,182           60,079        343,390
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              13,188,174    100,137,615    (87,927,298)    (188,064,913)  (137,757,944)
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation              13,307,928     40,182,173     (4,667,881)     (44,850,054)    (8,471,740)
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation              (1,139,350)      (999,230)       221,880        1,221,110        882,209
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              26,376,109     56,878,486    (39,758,620)     (96,637,106)   (50,012,990)
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation             103,517,579    183,495,928    (57,305,031)    (240,800,959)   (98,392,793)
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                (208,854)       579,071       (118,440)        (697,511)      (935,724)
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                (280,181)      (494,145)       240,727          734,872        431,212
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                (117,141)       (52,025)        58,605          110,630         48,468
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation               3,584,670      1,850,808      4,094,999        2,244,191      7,598,195
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                 (60,119)        74,102         30,611          (43,491)       (51,541)
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                  21,129          9,469        (31,643)         (41,112)        22,950
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                (146,643)        35,469       (247,834)        (283,303)      (380,366)
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 OPPENHEIMER FUNDS:
   AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
   accumulation               $1,624,280     ($710,516)   $109,098,865     ($98,798,801)
   GLOBAL SECURITIES FUND/VA
 Annuity contracts in
   accumulation                1,900,142      (189,190)     15,435,756      (14,996,938)
   MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
   accumulation                3,264,181      (842,224)     79,391,324      (77,728,674)
   STRATEGIC BOND FUND/VA
 Annuity contracts in
   accumulation                1,683,741      (275,767)     23,931,129      (25,220,954)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
 Annuity contracts in
   accumulation               10,514,688      (890,046)     58,291,587      (47,911,570)
   PPI MFS EMERGING EQUITIES PORTFOLIO
 Annuity contracts in
   accumulation                1,936,641    (2,335,328)    219,053,249     (189,229,670)
   PPI MFS RESEARCH GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                7,888,039    (1,400,474)     89,947,830      (67,521,268)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                3,948,392      (434,893)    120,805,337     (129,195,271)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Annuity contracts in
   accumulation               10,454,000    (1,675,520)    125,754,806      (91,309,615)
 TOTAL VARIABLE ANNUITY
   ACCOUNT B                $527,997,200  ($84,578,915) $6,595,668,326  ($6,264,073,053)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                                                                                            Net
                                                                                         Increase
                               Net              Net Realized                Net         (Decrease)
                             Realized            Gain (Loss)             Change in     in Net Assets
                           Gain (Loss)   ---------------------------    Unrealized       Resulting
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)        from
2000                       Investments       Year         of Year     on Investments    Operations
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation             $10,300,064     $8,288,775   ($17,023,622)    ($25,312,397)  ($14,098,569)
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                 438,818      2,312,761        167,134       (2,145,627)         4,143
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation               1,662,650      7,488,511     (3,884,729)     (11,373,240)    (7,288,633)
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation              (1,289,825)       (12,690)       145,482          158,172        276,321
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation              10,380,017     64,359,069    (10,163,046)     (74,522,115)   (54,517,456)
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation              29,823,579     26,374,011    (23,512,406)     (49,886,417)   (20,461,525)
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation              22,426,562     17,014,014     (8,619,374)     (25,633,388)     3,280,739
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (8,389,934)     3,641,431        680,506       (2,960,925)    (7,837,360)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation              34,445,191     40,800,081     (3,849,578)     (44,649,659)    (1,425,988)
TOTAL VARIABLE ANNUITY
  ACCOUNT B                $331,595,273  $860,262,998  ($650,455,465) ($1,510,718,463) ($735,704,905)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                     ($19,986)        $80,904         ($395,465)      ($2,126,497)       $19,981,127     $17,494,584
Annuity contracts in payment
  period                                                                                                         0          25,499
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   25,438,446       4,392,299       (33,376,108)       (3,685,639)       180,920,898     170,506,936
Annuity contracts in payment
  period                                                                                                26,077,945      29,260,905
AETNA BOND VP
Annuity contracts in
  accumulation                    4,302,985      (3,926,075)        7,191,021        (7,130,690)        93,390,139      93,669,011
Annuity contracts in payment
  period                                                                                                 5,662,703       5,821,072
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      120,571         150,209          (451,841)       (3,675,149)        23,405,948      19,642,538
Annuity contracts in payment
  period                                                                                                 1,540,450       1,447,650
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    1,335,752         108,141        (2,078,587)         (591,069)         7,124,468       5,898,705
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                    5,467,967       1,618,863       (15,094,126)      (38,850,045)       176,632,929     129,775,588
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                    8,639,502       8,869,525       (39,559,697)      (25,814,741)       381,698,376     333,832,965
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                    1,309,580        (876,702)      (10,027,839)      (15,815,466)       211,855,059     186,444,632
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      739,272       2,185,186        (3,461,611)      140,573,888          1,726,955     141,763,690
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      275,200        (694,416)       (1,839,216)       95,187,357                  0      92,928,925
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                      176,931        (484,516)       (2,762,925)       82,942,126                  0      79,871,616
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                       77,450          (6,354)         (937,549)       94,656,274                  0      93,789,821
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                          211              (7)              194           584,448                  0         584,846
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  105,139,609     (62,524,949)     (172,388,883)     (115,312,686)       980,638,280     765,261,567
Annuity contracts in payment
  period                                                                                               192,658,329     162,948,133
AETNA GROWTH VP
Annuity contracts in
  accumulation                      461,767       6,743,912       (19,879,627)       26,673,488         66,260,594      78,188,522
Annuity contracts in payment
  period                                                                                                 4,742,043       6,813,655
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                         (962)        (25,592)           16,080          (235,208)           245,682               0
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                   28,381,224       4,674,934       (61,091,320)       50,756,181        198,210,089     217,699,546
Annuity contracts in payment
  period                                                                                                40,863,938      44,095,500

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                      ($4,927)        $73,276          $120,220        $5,677,943           $866,762      $6,733,274
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       (7,596)        106,384           (26,790)          114,561            911,313       1,097,872
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                    1,596,233      (1,644,967)       (2,185,425)        7,402,219          4,434,269       9,382,842
Annuity contracts in payment
  period                                                                                                   105,507         324,994
AETNA LEGACY VP
Annuity contracts in
  accumulation                      168,261         284,243           512,081        (4,343,073)        26,597,646      22,842,539
Annuity contracts in payment
  period                                                                                                 2,972,058       3,348,677
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    6,549,004       3,555,570           236,421       (14,305,266)       214,710,443     206,567,488
Annuity contracts in payment
  period                                                                                                 1,062,436       5,241,120
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                      (13,273)        253,381           181,523        (2,361,351)         1,925,817               0
Annuity contracts in payment
  period                                                                                                    13,903               0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    2,067,862       2,636,272        (5,013,959)       21,990,505         25,125,952      45,163,536
Annuity contracts in payment
  period                                                                                                   463,770       2,106,866
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (51,699)     (1,245,161)       (3,777,303)       14,906,762                  0       9,832,599
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                    2,255,445       1,506,660        (2,438,845)        1,467,498         16,918,826      19,709,584
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                      479,698       2,920,558        (7,876,908)       20,492,644          9,923,942      25,248,912
Annuity contracts in payment
  period                                                                                                    47,197         738,219
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                        1,562               0              (259)          293,609                  0         294,912
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                    1,050,543       2,282,076       (12,286,042)       35,286,376         22,700,889      46,632,179
Annuity contracts in payment
  period                                                                                                   789,296       3,190,959
  GROWTH FUND
Annuity contracts in
  accumulation                      843,700         823,540       (11,755,732)       28,414,358         18,608,980      36,220,507
Annuity contracts in payment
  period                                                                                                   322,083       1,036,422
  VALUE FUND
Annuity contracts in
  accumulation                    2,510,869      (2,319,506)      (12,406,102)       43,738,065         40,884,392      70,471,041
Annuity contracts in payment
  period                                                                                                   942,276       2,878,953
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      423,844       1,720,600        (2,328,441)       (1,141,945)         6,213,801       4,887,859

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   $3,768,859      $4,541,175       ($8,720,878)      ($2,090,817)       $19,087,670     $16,586,009
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                    1,813,579      10,683,320       (17,950,996)       (4,095,310)        25,112,341      15,562,934
ALLIANCE FUNDS:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                       (1,396)            (30)           34,311           864,832                  0         897,717
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       (3,883)           (218)         (105,771)        2,797,333                  0       2,687,461
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                         (126)           (160)            2,230            80,526                  0          82,470
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       92,716         (48,893)         (158,120)         (653,587)         3,452,367       2,684,483
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                       45,347       2,194,431        (3,396,853)       (1,437,282)         7,499,031       4,904,674
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       89,491         169,525          (225,816)         (108,598)         2,589,130       2,513,732
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                    2,701,430      10,076,833       (12,544,414)      (22,814,712)       125,105,874     102,497,426
Annuity contracts in payment
  period                                                                                                    61,038          88,623
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                     (103,182)      1,436,428        (4,849,921)       (2,611,778)        30,384,515      24,223,008
Annuity contracts in payment
  period                                                                                                     8,185          41,239
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                    2,726,135       6,275,415       (18,445,402)       (3,424,589)        46,677,628      33,809,187
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    3,013,120      (2,605,984)       (3,978,186)      (11,789,080)        41,788,490      26,434,464
Annuity contracts in payment
  period                                                                                                    17,816          11,712
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    4,109,759       2,498,090       (13,249,893)       (2,226,299)        28,925,669      20,017,475
Annuity contracts in payment
  period                                                                                                         0          39,851
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      365,832               0                 0          (319,878)         8,657,471       8,703,425
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      469,048         135,842           413,546        (2,699,444)        12,814,411      11,133,403
  UTILITY FUND II
Annuity contracts in
  accumulation                      911,360       1,515,798        (4,760,899)       (4,874,174)        26,498,835      19,310,088
Annuity contracts in payment
  period                                                                                                    59,670          40,502

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                  $12,572,852      $4,766,327       ($5,706,151)     ($15,362,952)      $191,754,908    $188,024,984
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   20,362,665      39,333,103       (89,518,485)       30,450,179        208,982,521     209,609,983
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                    3,282,958     (14,490,509)       (2,699,682)       (3,275,558)        61,938,947      44,851,961
Annuity contracts in payment
  period                                                                                                   755,677         659,872
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                    1,761,141        (222,759)       (5,262,586)       (1,913,521)        20,088,940      14,451,215
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                    1,951,140        (838,650)       (2,164,125)       (2,646,869)        21,519,462      17,820,958
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                   26,811,924      15,477,353       (60,966,810)          642,863        234,998,024     216,963,354
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      230,575      21,564,283       (37,907,339)      (21,306,125)       170,467,635     133,049,029
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                      227,469          55,842            60,079          (763,474)         4,120,050       3,699,966
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   37,118,795      13,188,174      (188,064,913)      137,555,004        274,665,000     274,462,060
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                   23,070,386      13,307,928       (44,850,054)       67,292,044        185,323,915     244,144,219
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                      800,449      (1,139,350)        1,221,110        (1,735,067)        19,582,411      18,729,553
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   20,248,007      26,376,109       (96,637,106)       94,745,263        213,572,309     253,461,282
Annuity contracts in payment
  period                                                                                                 9,348,397      14,191,697
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   38,890,587     103,517,579      (240,800,959)      100,536,442        470,413,281     467,731,442
Annuity contracts in payment
  period                                                                                                11,305,698      16,131,186
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (29,359)       (208,854)         (697,511)         (383,164)         2,574,027       1,255,139
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (23,479)       (280,181)          734,872          (799,653)         3,168,963       2,800,522
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       54,979        (117,141)          110,630          (154,591)         1,643,414       1,537,291
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                    1,769,334       3,584,670         2,244,191         5,010,468         50,789,444      63,398,107

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                      $52,069        ($60,119)         ($43,491)         $191,823           $809,956        $950,238
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                       42,933          21,129           (41,112)           13,275            172,522         208,747
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                       49,580        (146,643)         (283,303)        5,525,454          7,364,195      12,509,283
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                      913,764      10,300,064       (25,312,397)       40,219,243         29,291,524      55,317,044
Annuity contracts in payment
  period                                                                                                 1,639,824       1,734,978
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    1,710,952         438,818        (2,145,627)        7,741,683          9,513,748      17,259,574
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                    2,421,957       1,662,650       (11,373,240)       18,574,761         56,214,303      66,668,968
Annuity contracts in payment
  period                                                                                                   151,990         983,453
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                    1,407,974      (1,289,825)          158,172         3,260,148         19,569,256      22,834,845
Annuity contracts in payment
  period                                                                                                   228,810         499,690
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation                    9,624,642      10,380,017       (74,522,115)       77,813,035         53,173,898      74,490,975
Annuity contracts in payment
  period                                                                                                 1,763,893       3,742,395
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                     (398,687)     29,823,579       (49,886,417)      (26,097,535)       181,712,440     134,260,645
Annuity contracts in payment
  period                                                                                                 1,531,267       2,424,002
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    6,487,565      22,426,562       (25,633,388)       (7,907,361)       102,536,898      97,910,276
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    3,513,499      (8,389,934)       (2,960,925)       10,664,760         35,328,550      37,459,265
Annuity contracts in payment
  period                                                                                                   123,723         820,408
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                    8,778,480      34,445,191       (44,649,659)      (12,137,687)       126,069,747     111,737,190
Annuity contracts in payment
  period                                                                                                   723,814       1,492,696
TOTAL VARIABLE ANNUITY
  ACCOUNT B                    $443,418,285    $331,595,273   ($1,510,718,463)     $886,119,508     $6,173,851,032  $6,324,265,635

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net                Net
                                                    Net          Change in     Increase (Decrease)             Net Assets
                                    Net           Realized       Unrealized       in Net Assets                ----------
                                 Investment     Gain (Loss)     Gain (Loss)         from Unit          Beginning           End
                               Income (Loss)   on Investments  on Investments     Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                    $1,070,293        $614,087        $688,288       ($7,289,731)         $24,898,190      $19,981,127
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                    24,109,936       5,798,309      (6,953,408)      (10,869,045)         176,154,146      180,920,898
Annuity contracts in payment
  period                                                                                                 18,758,905       26,077,945
AETNA BOND VP
Annuity contracts in
  accumulation                     5,009,815        (250,395)     (6,626,783)       10,606,260           85,100,187       93,390,139
Annuity contracts in payment
  period                                                                                                  5,213,758        5,662,703
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                     1,159,582         835,357          92,697        (6,748,440)          28,289,880       23,405,948
Annuity contracts in payment
  period                                                                                                  1,317,322        1,540,450
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                     7,720,048      (4,212,086)     (3,285,620)      (19,622,110)          19,399,768                0
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                     1,883,527       1,202,519      (1,645,757)       (3,591,840)           9,276,019        7,124,468
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                     1,027,651         877,472       9,652,660        75,168,020           89,907,126      176,632,929
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       512,899         235,363      23,410,070       357,540,044                    0      381,698,376
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                      (105,549)         10,944       5,934,910       206,014,754                    0      211,855,059
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                          (535)              0           2,439         1,725,051                    0        1,726,955
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                   195,636,189      27,598,205     (54,549,571)     (106,172,195)         955,586,320      980,638,280
Annuity contracts in payment
  period                                                                                                155,197,661      192,658,329
AETNA GROWTH VP
Annuity contracts in
  accumulation                     2,503,752       8,758,918       4,526,105        25,546,818           28,467,187       66,260,594
Annuity contracts in payment
  period                                                                                                  1,199,857        4,742,043
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                        20,145         (26,909)         22,547              (487)             230,386          245,682
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                     7,633,075      12,905,081      14,212,836       117,244,893           85,248,495      198,210,089
Annuity contracts in payment
  period                                                                                                  1,829,647       40,863,938
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                       151,622           3,176         (67,301)          403,520              375,745          866,762
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        (6,226)          4,776          88,028          (145,065)             969,800          911,313
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       314,228         796,809         334,892         1,562,914            1,528,847        4,434,269
Annuity contracts in payment
  period                                                                                                      2,086          105,507

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
AETNA LEGACY VP
Annuity contracts in
  accumulation                    $1,259,802        $677,837       ($268,597)      ($7,254,086)         $32,331,905      $26,597,646
Annuity contracts in payment
  period                                                                                                  2,822,843        2,972,058
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                     4,806,378       2,133,321         330,845        58,499,955          149,772,871      214,710,443
Annuity contracts in payment
  period                                                                                                    229,509        1,062,436
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                        79,420         (94,506)       (103,018)        1,076,287              965,259        1,925,817
Annuity contracts in payment
  period                                                                                                     16,278           13,903
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        46,684         495,596       5,053,673         1,501,029           18,295,242       25,125,952
Annuity contracts in payment
  period                                                                                                    197,498          463,770
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       571,020       1,109,347       1,089,659        (4,540,412)          18,689,212       16,918,826
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                       162,329         218,729       2,092,057         7,199,232              298,792        9,923,942
Annuity contracts in payment
  period                                                                                                          0           47,197
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        72,400          84,137       3,729,182        19,382,908              221,558       22,700,889
Annuity contracts in payment
  period                                                                                                          0          789,296
  GROWTH FUND
Annuity contracts in
  accumulation                       569,280          91,500       2,699,619        15,273,804              296,860       18,608,980
Annuity contracts in payment
  period                                                                                                          0          322,083
  VALUE FUND
Annuity contracts in
  accumulation                       473,993         272,868       4,649,445        35,726,392              703,970       40,884,392
Annuity contracts in payment
  period                                                                                                          0          942,276
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       369,558         503,031         585,771        (1,430,177)           6,185,618        6,213,801
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       692,076       1,010,580       3,954,746        (2,033,469)          15,463,737       19,087,670
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                       977,173       1,941,955       8,510,988        (3,289,670)          16,971,895       25,112,341
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       626,812          42,756        (373,958)       (1,575,541)           4,732,298        3,452,367
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                       (80,728)        370,470       2,677,680        (1,259,618)           5,791,227        7,499,031
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       221,160          35,903          (6,720)          380,705            1,958,082        2,589,130

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                   $11,655,701      $9,006,979    ($13,940,497)     ($16,005,273)        $134,398,144     $125,105,874
Annuity contracts in payment
  period                                                                                                     51,858           61,038
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                       417,336       1,150,293       3,009,771        (2,848,736)          28,656,460       30,384,515
Annuity contracts in payment
  period                                                                                                      7,576            8,185
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                      (459,868)      1,914,945      17,537,931           234,105           27,450,515       46,677,628
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                     3,429,519         525,169      (3,482,849)       (8,553,264)          49,887,731       41,788,490
Annuity contracts in payment
  period                                                                                                          0           17,816
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       232,563       1,197,123      11,869,478        (1,894,959)          17,521,464       28,925,669
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                       284,037           2,223          (2,223)          306,114            8,067,320        8,657,471
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                       529,521         252,857      (1,085,066)       (2,937,725)          16,054,824       12,814,411
  UTILITY FUND II
Annuity contracts in
  accumulation                     1,703,210       1,436,932      (3,152,728)       (3,766,513)          30,329,937       26,498,835
Annuity contracts in payment
  period                                                                                                      7,667           59,670
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                     5,793,712       7,476,209      (5,035,413)        7,411,679          176,108,721      191,754,908
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    13,956,409       5,777,289      33,718,335        17,013,720          138,516,768      208,982,521
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                     4,245,596      (2,480,388)      1,818,996         9,278,961           49,328,098       61,938,947
Annuity contracts in payment
  period                                                                                                    503,361          755,677
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       422,796       1,581,304       4,144,886        (3,946,889)          17,886,843       20,088,940
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                     1,230,871         409,194         263,798          (799,139)          20,414,738       21,519,462
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     4,155,125      15,587,326      21,616,930        30,664,230          162,974,413      234,998,024
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                       196,112      19,542,751       7,362,436         1,630,498          141,735,838      170,467,635
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                       210,765          70,130        (402,945)       (1,453,541)           5,695,641        4,120,050

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    $2,863,809     $27,339,558     $92,030,766       $95,062,093          $57,368,774     $274,665,000
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     1,715,618       3,244,252      24,941,102        83,194,454           72,228,489      185,323,915
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,138,116         147,199      (1,254,423)       (1,081,920)          20,633,439       19,582,411
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (642,536)      7,909,529      44,597,338       101,412,913           68,058,273      213,572,309
Annuity contracts in payment
  period                                                                                                  1,585,189        9,348,397
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (3,385,958)     31,635,650     146,254,486        59,587,939          243,902,115      470,413,281
Annuity contracts in payment
  period                                                                                                  3,724,747       11,305,698
LEXINGTON FUNDS:
  EMERGING MARKETS FUND, INC.
Annuity contracts in
  accumulation                       (14,369)       (266,288)      1,775,730          (430,469)           1,509,423        2,574,027
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                       (22,165)       (316,185)        772,124        (1,219,704)           3,954,893        3,168,963
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES (1)
Annuity contracts in
  accumulation                        77,487           7,270        (154,317)         (301,164)           2,014,138        1,643,414
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                     1,596,766       1,093,651      (1,983,927)       11,945,226           38,137,728       50,789,444
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                        (2,947)          2,524          74,102           736,277                    0          809,956
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                         5,171             (67)          9,469           157,949                    0          172,522
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                       460,824           9,529          35,469         6,858,373                    0        7,364,195
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA (2)
Annuity contracts in
  accumulation                      (228,766)      5,655,000       7,045,547         6,541,844           11,917,723       29,291,524
Annuity contracts in payment
  period                                                                                                          0        1,639,824
  GLOBAL SECURITIES FUND/VA (3)
Annuity contracts in
  accumulation                       185,519       1,784,568       1,526,756        (1,636,196)           7,653,101        9,513,748
  MAIN STREET GROWTH & INCOME FUND/VA (4)
Annuity contracts in
  accumulation                      (134,847)        467,684       7,924,335        12,915,912           35,193,209       56,214,303
Annuity contracts in payment
  period                                                                                                          0          151,990

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  STRATEGIC BOND FUND/VA (5)
Annuity contracts in
  accumulation                      $572,117       ($208,339)       ($60,353)       $6,396,041          $12,897,019      $19,569,256
Annuity contracts in payment
  period                                                                                                    201,581          228,810
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (407,825)     15,683,351      44,935,086        (9,039,734)         131,150,274      181,712,440
Annuity contracts in payment
  period                                                                                                    922,555        1,531,267
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (1,012,592)      4,690,269      15,357,529        (5,108,995)          88,610,687      102,536,898
  PPI MFS VALUE EQUITY PORTFOLIO
Annuity contracts in
  accumulation                       663,657       2,175,318      13,243,961        10,888,326           27,062,849       53,173,898
Annuity contracts in payment
  period                                                                                                    903,680        1,763,893
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       780,667       9,268,050       2,777,929         5,029,371           17,577,310       35,328,550
Annuity contracts in payment
  period                                                                                                     18,946          123,723
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                     1,255,333       5,270,752      15,908,462       (14,489,363)         118,791,854      126,069,747
Annuity contracts in payment
  period                                                                                                     56,523          723,814
TOTAL VARIABLE ANNUITY
  ACCOUNT B                     $312,954,293    $243,088,761    $510,456,415    $1,150,783,141       $3,956,568,422   $6,173,851,032

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the condensed financial information for the year ended December 31, 2000. These financial statements and the condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

[KPMG LLP SIGNATURE]
Hartford, Connecticut
February 2, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the One
       Month Ended December 31, 2000, the Eleven
       Months Ended November 30, 2000 and for the
       Years Ended December 31, 1999 and 1998.....   F-3

    Consolidated Balance Sheets as of
       December 31, 2000 and 1999.................   F-4

    Consolidated Statements of Changes in
       Shareholder's Equity for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the Years
       Ended December 31, 1999 and 1998...........   F-5

    Consolidated Statements of Cash Flows for the
       One Month Ended December 31, 2000, the
       Eleven Months Ended November 30, 2000 and
       for the Years Ended December 31, 1999 and
       1998.......................................   F-6

    Notes to Consolidated Financial Statements....   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999, and the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Revenue:
  Premiums                                               $ 16.5           $  137.7         $  107.5         $   79.4
  Charges assessed against policyholders                   36.4              424.6            388.3            324.3
  Net investment income                                    78.6              833.8            886.3            871.8
  Net realized capital (losses) gains                       1.8              (37.2)           (21.5)            10.4
  Other income                                             13.4              148.7            129.7            100.2
                                                         ------           --------         --------         --------
      Total revenue                                       146.7            1,507.6          1,490.3          1,386.1
                                                         ------           --------         --------         --------
Benefits and expenses:
  Current and future benefits                              68.9              726.7            746.2            714.4
  Operating expenses:
    Salaries and related benefits                          29.9              187.5            153.0            141.0
    Other                                                  19.2              227.1            213.7            199.6
  Amortization of deferred policy acquisition costs
    and value of business acquired                         10.2              116.7            104.9             91.2
                                                         ------           --------         --------         --------
      Total benefits and expenses                         128.2            1,258.0          1,217.8          1,146.2
                                                         ------           --------         --------         --------

Income from continuing operations before income
  taxes                                                    18.5              249.6            272.5            239.9
Income taxes                                                5.9               78.1             90.6             67.1
                                                         ------           --------         --------         --------

Income from continuing operations                          12.6              171.5            181.9            172.8
Discontinued operations, net of tax:
  Income from operations                                     --                 --               --             61.8
  Amortization of deferred gain on sale                      --                5.7              5.7               --
  Immediate gain on sale                                     --                 --               --             59.0
                                                         ------           --------         --------         --------

Net income                                               $ 12.6           $  177.2         $  187.6         $  293.6
                                                         ======           ========         ========         ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                                                  December 31,       December 31,
                                                                      2000               1999
                                                                  -------------      -------------
                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,120.0 and $11,657.9)                       $11,244.7          $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $109.0 and $134.7)             100.7              130.9
    Investment in affiliated mutual funds (cost: $9.6 and
      $63.5)                                                             12.7               64.1
    Common stock (cost: $2.2 and $6.7)                                    3.5               11.5
  Short-term investments                                                109.4               74.2
  Mortgage loans                                                          4.6                6.7
  Policy loans                                                          339.3              314.0
  Other investments                                                      13.4               13.2
  Securities pledged to creditors (amortized cost: $126.8)              129.0                 --
                                                                    ---------          ---------
        Total investments                                            11,957.3           12,024.7
Cash and cash equivalents                                               796.3              694.4
Short-term investments under securities loan agreement                  131.8              238.8
Accrued investment income                                               147.2              150.7
Premiums due and other receivables                                       82.9              298.3
Reinsurance recoverable                                               3,005.8            3,001.2
Current income taxes                                                     40.6                 --
Deferred income taxes                                                      --              150.4
Deferred policy acquisition costs                                        12.3            1,046.4
Value of business acquired                                            1,780.9                 --
Goodwill                                                              2,297.4                 --
Other assets                                                            154.7               96.5
Separate Accounts assets                                             36,745.8           38,692.6
                                                                    ---------          ---------
        Total assets                                                $57,153.0          $56,394.0
                                                                    =========          =========
            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                            $ 3,977.7          $ 3,850.4
  Unpaid claims and claim expenses                                       29.6               27.3
  Policyholders' funds left with the Company                         11,125.6           11,121.7
                                                                    ---------          ---------
        Total insurance reserve liabilities                          15,132.9           14,999.4
  Payables under securities loan agreement                              131.8              238.8
  Current income taxes                                                     --               14.7
  Deferred income taxes                                                 248.0                 --
  Other liabilities                                                     549.9            1,062.8
  Separate Accounts liabilities                                      36,745.8           38,692.6
                                                                    ---------          ---------
        Total liabilities                                            52,808.4           55,008.3
                                                                    ---------          ---------
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)                                 2.8                2.8
  Paid-in capital                                                     4,303.8              431.9
  Accumulated other comprehensive gain (loss)                            25.4              (44.8)
  Retained earnings                                                      12.6              995.8
                                                                    ---------          ---------
        Total shareholder's equity                                    4,344.6            1,385.7
                                                                    ---------          ---------
          Total liabilities and shareholder's equity                $57,153.0          $56,394.0
                                                                    =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Shareholder's equity, beginning of period               $4,313.4          $1,385.7         $1,394.5         $1,853.3

Comprehensive income:
  Net income                                                12.6             177.2            187.6            293.6
  Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities
      ($28.7, $79.4, ($230.2), $18.2 pretax) (1)            18.6              51.6           (149.6)            11.9
                                                        --------          --------         --------         --------
Total comprehensive income                                  31.2             228.8             38.0            305.5
                                                        --------          --------         --------         --------

Capital contributions:
  Cash                                                        --              73.5               --              9.3
  Assets                                                      --              56.0               --               --
                                                        --------          --------         --------         --------
Total capital contributions                                   --             129.5               --              9.3
                                                        --------          --------         --------         --------

Other changes                                                 --               0.8              2.9              2.4
                                                        --------          --------         --------         --------

Common stock dividends                                        --             (10.1)           (49.7)          (776.0)
                                                        --------          --------         --------         --------

Adjustment for purchase accounting                            --           2,578.7               --               --
                                                        --------          --------         --------         --------

Shareholder's equity, end of period                     $4,344.6          $4,313.4         $1,385.7         $1,394.5
                                                        ========          ========         ========         ========

(1) Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                Preacquisition
                                                                              ---------------------------------------------------
                                                             One month        Eleven months
                                                               ended              ended           Year ended         Year ended
                                                           December 31,       November 30,       December 31,       December 31,
                                                               2000               2000               1999               1998
                                                           -------------      -------------      -------------      -------------
Cash Flows from Operating Activities:
Net income                                                    $  12.6          $    177.2          $   187.6          $   293.6
Adjustments to reconcile net income to net cash (used
  for) provided by operating activities:
  Net accretion of discount on investments                       (2.7)              (32.6)             (26.5)             (29.5)
  Amortization of deferred gain on sale                            --                (5.7)              (5.7)               0.0
  Immediate gain on sale                                           --                  --                 --              (59.0)
  Net realized capital gains (losses)                            (1.8)               37.2               21.5              (11.1)
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income              6.6                (3.1)               0.9               11.4
    Decrease (increase) in premiums due and other
      receivables                                                31.1               (23.7)              23.3              (24.0)
    Decrease (increase) in policy loans                           0.1               (25.4)             (21.8)             177.4
    Increase in deferred policy acquisition costs/value
      of business acquired                                      (12.2)             (136.6)            (153.3)            (132.8)
    Decrease in reinsurance loan to affilitate                     --                  --                 --              397.2
    Net (decrease) increase in universal life account
      balances                                                   (3.8)               23.8               55.7              122.9
    (Decrease) increase in other insurance reserve
      liabilities                                                (5.3)               85.6              (28.6)             (41.8)
    Increase (decrease) in other liabilities and other
      assets                                                    103.9               (75.2)             (42.5)             (35.3)
    (Decrease) increase in income taxes                         (14.3)               23.1             (259.8)             106.5
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) operating activities            114.2                44.6             (249.2)             775.5
                                                              -------          ----------          ---------          ---------
Cash Flows from Investing Activities:
  Proceeds from sales of fixed maturities
    Debt securities available for sale                          233.0            10,083.2            5,890.1            6,790.2
    Equity securities                                             1.5               118.4              111.2              150.1
    Mortgage loans                                                0.1                 2.1                6.1                0.3
    Life Business                                                  --                  --                 --              966.5
  Investment maturities and collections of:
    Debt securities available for sale                           53.7               573.1            1,216.5            1,296.3
    Short-term investments                                        0.4                59.9               80.6              135.3
  Cost of investment purchases in:
    Debt securities available for sale                         (230.7)          (10,505.5)          (7,099.7)          (6,706.4)
    Equity securities                                           (27.8)              (17.6)             (13.0)            (125.7)
    Short-term investments                                      (10.0)             (113.1)            (106.0)             (83.9)
  Decrease (increase) in property and equipment                   1.9                 5.4               (5.7)
  Other, net                                                      0.3                (4.0)               3.7           (2,725.9)
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) investing activities             22.4               201.9               83.8             (312.2)
                                                              -------          ----------          ---------          ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts       164.2             1,529.7            2,040.2            1,571.1
  Withdrawals of investment contracts                          (156.3)           (1,832.6)          (1,680.8)          (1,393.1)
  Capital contribution from HOLDCO                                 --                73.5                 --                9.3
  Return of capital to Separate Account                            --                  --                 --                1.7
  Dividends paid to shareholder                                    --               (10.1)            (255.7)            (570.0)
  Other, net                                                    (73.6)               22.0              126.7              (34.3)
                                                              -------          ----------          ---------          ---------
Net cash (used for) provided by financing activities            (65.7)             (217.5)             230.4             (415.3)
                                                              -------          ----------          ---------          ---------
Net increase in cash and cash equivalents                        70.9                29.0               65.0               48.0
Effect of exchange rate changes on cash and cash
  equivalents                                                      --                 2.0                 --                 --
Cash and cash equivalents, beginning of period                  725.4               694.4              629.4              581.4
                                                              -------          ----------          ---------          ---------
Cash and cash equivalents, end of period                      $ 796.3          $    725.4          $   694.4          $   629.4
                                                              =======          ==========          =========          =========
Supplemental cash flow information:
Income taxes paid, net                                        $  20.3          $     39.9          $   316.9          $    60.9
                                                              =======          ==========          =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $1,183.0 million, which was the balance as of November 30, 2000, the establishment of value of business acquired of $1,780.9, an increase to other assets of $6.0 million and a decrease of $12.0 million in current income taxes. The increase to other assets reflects the write down of certain fixed assets and capitalized software costs resulting from conforming accounting policies, the establishment of a favorable lease asset and the reclassification of certain pension assets (previously reflected in other liabilities). The balances in other assets and current income taxes prior to push down accounting were $148.7 million and $52.6 million, respectively.

    The net increase to liabilities reflects an increase to insurance reserves of $60.0 million representing the revaluation of the reserves using current assumptions, an increase to deferred tax liabilities of $266.4 million primarily representing the deferred tax effect of the purchase accounting adjustments and a decrease to other liabilities of $15.8 million. The decrease in other liabilities includes the write-off of the deferred gain related to the sale of the individual life insurance business (refer to Note
    3) partially offset by the establishment of a severance liability and the revaluation of certain benefit plan liabilities. The balances in insurance reserves and other liabilities prior to push down accounting were $15,072.9 million and $565.7 million. With respect to deferred taxes, prior to push down accounting, the Company had a deferred tax asset of $18.4 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital.

    Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V.

    (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements. With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations (Refer to Note 4).

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience-rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors", which includes the following:

                                                               Gross         Gross
   December 31, 2000                           Amortized     Unrealized    Unrealized      Fair
   (Millions)                                     Cost         Gains         Losses       Value
   ----------------------------------------------------------------------------------------------
   Debt securities                               $124.5         $5.3          $3.1        $126.7

   Short-term investments                           2.3           --            --           2.3
   ----------------------------------------------------------------------------------------------
   Total securities pledged to creditors         $126.8         $5.3          $3.1        $129.0
   ----------------------------------------------------------------------------------------------

    At December 31, 1999, the Company had securities pledged to creditors with a fair value of approximately $232.5 million reflected as debt securities.

    The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 5). Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

    Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Principles of Consolidation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value ofestimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $104.3 million, $112.6 million, $114.3 million, $110.8 million and $106.3 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant

    Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2000 and 1999, unrealized gains of $9.5 million and unrealized losses of $8.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.8% to 14.0% in 2000 and 3.7% to 12.0% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 2000 and 1999, $2,991 million and $2,989 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business. (Refer to Note 3).

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. Subsequent to December 13, 2000 the Company will file a consolidated return with AICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/ benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of

    AIS is acting as underwriter for ALIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the Aetna Series Fund, Inc. and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3.  DISCONTINUED OPERATIONS-INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million and $5.2 million (after tax) of the deferred gain was recognized during 2000 and 1999, respectively. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off. (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Revenues for the individual life segment were $652.2 million for 1998. Premiums ceded and reinsurance recoveries made in 2000 totaled $419.1 million and $416.1 million, respectively, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   2000 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $   920.8       $ 34.3        $  2.1      $   953.0
   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 282.2         13.8           6.2          289.8
       Financial                               1,753.1         33.8          21.2        1,765.7
       Transportation/capital goods              660.2         21.4          11.3          670.3
       Health care/consumer products             758.9         16.2          27.9          747.2
       Natural resources                         499.3          7.6          15.6          491.3
       Other corporate securities                972.0          7.1          52.3          926.8
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,925.7         99.9         134.5        4,891.1
   ---------------------------------------------------------------------------------------------

   Foreign securities:
       Government, including political
         subdivisions                            384.7         23.9           4.3          404.3
       Utilities                                 122.9         18.6            --          141.5
       Other                                      31.2           --           9.3           21.9
   ---------------------------------------------------------------------------------------------
     Total foreign securities                    538.8         42.5          13.6          567.7
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,390.3         37.1           4.1        1,423.3
       Collateralized mortgage obligations     1,606.6         61.2           7.1        1,660.7
   ---------------------------------------------------------------------------------------------
   Total residential mortgage-backed
     securities                                2,996.9         98.3          11.2        3,084.0
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,108.3         27.5          24.2        1,111.6

   Other asset-backed securities                 753.7         13.4           3.4          763.7
   ---------------------------------------------------------------------------------------------
   Total debt securities, including debt
     securities pledged to creditors          11,244.5        315.9         189.0       11,371.4

   Less: Debt securities pledged to
     creditors                                   124.5          5.3           3.1          126.7
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,120.0       $310.6        $185.9      $11,244.7
   =============================================================================================

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   1999 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $ 1,087.2       $  4.6        $ 22.1      $ 1,069.7

   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 514.5          5.6          12.7          507.4
       Financial                               1,869.8          8.2          44.7        1,833.3
       Transportation/capital goods              623.4           .9          39.0          585.3
       Health care/consumer products           1,138.7          9.3          51.3        1,096.7
       Natural resources                         424.6          1.3          15.4          410.5
       Other corporate securities                214.0          1.0          14.9          200.1
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,785.0         26.3         178.0        4,633.3
   ---------------------------------------------------------------------------------------------
   Foreign securities:
       Government, including political
         subdivisions                            364.6         17.1          11.9          369.8
       Utilities                                 196.4          7.3            .4          203.3
       Other                                     748.2          8.9          34.3          722.8
   ---------------------------------------------------------------------------------------------
     Total foreign securities                  1,309.2         33.3          46.6        1,295.9
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,055.9         19.8          17.6        1,058.1
       Collateralized mortgage obligations     1,683.1         25.1          37.7        1,670.5
   ---------------------------------------------------------------------------------------------
     Total residential mortgage-backed
       securities                              2,739.0         44.9          55.3        2,728.6
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,031.5          3.4          48.7          986.2

   Other asset-backed securities                 705.7          0.3           9.9          696.1
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,657.9       $112.8        $360.6      $11,410.1
   =============================================================================================

    At December 31, 2000 and 1999, net unrealized appreciation (depreciation) of $126.9 million and $(247.8) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred to as "total debt securities", included $92.9 million and $(189.7) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                   Amortized            Fair
   (Millions)                                         Cost              Value
   ----------------------------------------------------------------------------
   Due to mature:
     One year or less                              $   405.4          $   405.9
     After one year through five years               2,272.8            2,299.2
     After five years through ten years              1,754.3            1,731.5
     After ten years                                 1,953.1            1,975.6
     Mortgage-backed securities                      4,105.2            4,195.5
     Other asset-backed securities                     753.7              763.7
   ----------------------------------------------------------------------------
   Less: Debt securities pledged to creditors          124.5              126.7
   ============================================================================
   Debt securities                                 $11,120.0          $11,244.7
   ============================================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $8.6 million and $8.7 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                        2000                          1999
                                              ------------------------      ------------------------
                                              Amortized         Fair        Amortized         Fair
   (Millions)                                    Cost          Value           Cost          Value
   -------------------------------------------------------------------------------------------------
   Total residential CMOs (1)                  $1,606.6       $1,660.7       $1,683.1       $1,670.5
   =================================================================================================
   Percentage of total:
     Supporting experience rated products                         80.6%                         80.7%
     Supporting remaining products                                19.4%                         19.3%
   -------------------------------------------------------------------------------------------------
                                                                 100.0%                        100.0%
   =================================================================================================

                  (1)   At December 31, 2000 and 1999, approximately 84% and 81%,
                        respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2000 and 1999, approximately 2% and 1%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                        2000                       1999
   -----------------------------------------------------------------------------------
   Amortized Cost                                   $120.8                     $204.9
   Gross unrealized gains                              6.0                       12.5
   Gross unrealized losses                             9.9                       10.9
   -----------------------------------------------------------------------------------
   Fair Value                                       $116.9                     $206.5
   ===================================================================================

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                         2000                         1999
                                                -----------------------      -----------------------
                                                Carrying         Fair        Carrying         Fair
   (Millions)                                     Value         Value          Value         Value
   -------------------------------------------------------------------------------------------------
   Assets:
     Mortgage loans                             $     4.6      $    4.5      $     6.7      $    6.8
   Liabilities:
     Investment contract liabilities:
       With a fixed maturity                      1,041.0         982.3        1,055.3         991.0
       Without a fixed maturity                  10,084.6       9,549.9       10,066.4       9,452.8
   -------------------------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS:

    Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures at December 31, 2000 and 1999.

    WARRANTS:

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2000 were both $0.3 million. The carrying values and estimated fair values at December 31, 1999 were both $6.5 million.

    OPTIONS:

    As of December 31, 2000 and 1999, the Company earned $1.1 million and $0.4 million respectively, of investment income for writing call options on underlying securities. At December 31, 2000 and 1999, there were no option contracts outstanding.

    DEBT INSTRUMENTS WITH DERIVATIVE CHARACTERISTICS:

    The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 2000 was as follows:

                                                     Amortized                 Fair
   (Millions)                                           Cost                  Value
   ----------------------------------------------------------------------------------
   Residential collateralized mortgage
     obligations                                      $1,606.6               $1,660.7
     Principal-only strips (included above)               28.1                   32.1
     Interest-only strips (included above)                 8.2                    9.7
   Other structured securities with derivative
     characteristics (1)                                  51.5                   51.5
   ----------------------------------------------------------------------------------

                  (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                   One month      Eleven months
                                                     ended            ended         Year ended       Year ended
                                                 December 31,     November 30,     December 31,     December 31,
   (Millions)                                        2000             2000             1999             1998
   --------------------------------------------------------------------------------------------------------------
   Debt securities                                   $70.3           $768.9           $823.3           $798.8
   Nonredeemable preferred stock                       1.8              9.5             17.1             18.4
   Investment in affiliated mutual funds               0.5              2.1              2.4              6.6
   Mortgage loans                                      0.1              0.5              1.1              0.6
   Policy loans                                        0.7              7.9              7.7              7.2
   Cash equivalents                                    4.4             50.3             39.0             46.1
   Other                                               2.6             13.1             15.3             15.5
   --------------------------------------------------------------------------------------------------------------
   Gross investment income                            80.4            852.3            905.9            893.2
   Less: investment expenses                          (1.8)           (18.5)           (19.6)           (21.4)
   --------------------------------------------------------------------------------------------------------------
   Net investment income                             $78.6           $833.8           $886.3           $871.8
   ==============================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $659.6 million and $655.6 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million, $255.7 million and $570.0 million in cash dividends to HOLDCO in 2000, 1999 and 1998, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $100.6 million, $133.9 million and $148.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $931.1 million and $844.9 million as of December 31, 2000 and 1999, respectively.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the NAIC and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $27.4 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) on investments were as follows:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Debt securities                         $1.2           $(36.3)         $(23.6)          $ 7.4
Equity securities                        0.6             (0.9)            2.1             3.0
-------------------------------------------------------------------------------------------------
Pretax realized capital gains
 (losses)                               $1.8           $(37.2)         $(21.5)          $10.4
=================================================================================================
After-tax realized capital gains
 (losses)                               $1.3           $(24.3)         $(14.0)          $ 7.3
=================================================================================================

    Net realized capital (losses) gains of $(16.8) million, $(36.7) million and $15.0 million for 2000, 1999 and 1998, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $45.1 million and $68.5 million at December 31, 2000 and 1999, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                               One month        Eleven months
                                 ended              ended           Year ended         Year ended
                             December 31,       November 30,       December 31,       December 31,
   (Millions)                    2000               2000               1999               1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales            $233.0            $10,083.2          $5,890.1           $6,790.2
   Gross gains                     1.4                  2.5              10.5               98.8
   Gross losses                     --                 39.0              34.1               91.4
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors, excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                           2000                1999                1998
   ---------------------------------------------------------------------------------------------------
   Debt securities                                     $ 92.1             $(199.2)             $ 18.9
   Equity securities                                     (5.5)               (3.4)              (16.1)
   Other                                                 21.5               (27.6)               15.4
   ---------------------------------------------------------------------------------------------------
       Subtotal                                         108.1              (230.2)               18.2
   Increase (decrease) in deferred income taxes
     (Refer to Note 10)                                  37.9               (80.6)                6.3
   ---------------------------------------------------------------------------------------------------
   Net changes in accumulated other comprehensive
     income (loss)                                     $ 70.2             $(149.6)             $ 11.9
   ===================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $92.9 million and $(189.7) million at December 31, 2000 and 1999, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive (loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                                             2000                1999                1998
   -----------------------------------------------------------------------------------------------------
   Total debt securities:
     Gross unrealized capital gains                      $ 78.5              $ 18.6              $157.3
     Gross unrealized capital losses                      (44.5)              (76.7)              (16.2)
   -----------------------------------------------------------------------------------------------------
                                                           34.0               (58.1)              141.1
   -----------------------------------------------------------------------------------------------------
   Equity securities:
     Gross unrealized capital gains                         6.0                12.5                13.1
     Gross unrealized capital losses                       (9.9)              (10.9)               (8.1)
   -----------------------------------------------------------------------------------------------------
                                                           (3.9)                1.6                 5.0
   -----------------------------------------------------------------------------------------------------
   Other:
     Gross unrealized capital gains                        15.0                 1.3                17.1
     Gross unrealized capital losses                       (5.9)              (13.7)               (1.8)
   -----------------------------------------------------------------------------------------------------
                                                            9.1               (12.4)               15.3
   -----------------------------------------------------------------------------------------------------
   Deferred income taxes (Refer to Note 10)                13.8               (24.1)               56.6
   -----------------------------------------------------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                                       $ 25.4              $(44.8)             $104.8
   =====================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                              2000                1999                1998
   ------------------------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
     during the year (1)                                  $70.1              $(146.3)             $38.3
   Less: reclassification adjustment for
     (losses) gains and other items included
     in net income (2)                                     (0.1)                 3.3               26.4
   ======================================================================================================
   Net unrealized gains (losses) on
     securities                                           $70.2              $(149.6)             $11.9
   ======================================================================================================

                  (1)   Pretax unrealized holding gains (losses) arising during the year were $108.0 million, $(225.2) million and $58.8 million for 2000, 1999 and 1998, respectively.
                  (2)   Pretax reclassification adjustments for (losses) gains and other items included in net income were $(0.1) million, $5.0 million and $40.6 million for 2000, 1999 and 1998,
                        respectively.

9.  SEVERANCE

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability of $10.7 million related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. The severance liability is based on a plan to eliminate approximately 175 positions (primarily in the retail annuity operations). The severance liability is reflected in other liabilities in the Consolidated Balance Sheets. Severance actions are expected to be substantially completed by December 31, 2001. No significant severance actions took place in 2000.

10. INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings, Inc. and the former Aetna provides for the settlement of balances owed by the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group, and owed to the Company for the use of its tax saving attributes in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with AICA. The Company allocates to each member, an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes in the consolidated federal income tax return.

    Income taxes from continuing operations consist of the following:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Current taxes (benefits):
  Federal                               $ 9.4          $  5.3          $ 64.3          $ 257.9
  State                                   0.2             2.6             2.5              3.0
  Net realized capital (losses)
    gains                                 0.3           (11.5)          (20.1)            16.8
-------------------------------------------------------------------------------------------------
                                          9.9            (3.6)           46.7            277.7
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                                (4.3)           83.2            31.3           (196.7)
  Net realized capital gains
    (losses)                              0.3            (1.5)           12.6            (13.9)
-------------------------------------------------------------------------------------------------
                                         (4.0)           81.7            43.9           (210.6)
-------------------------------------------------------------------------------------------------
    Total                               $ 5.9          $ 78.1          $ 90.6          $  67.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                One month       Eleven months
                                                  ended             ended          Year ended        Year ended
                                              December 31,      November 30,      December 31,      December 31,
  (Millions)                                      2000              2000              1999              1998
  ----------------------------------------------------------------------------------------------------------------
  Income from continuing operations
    before
    income taxes                                 $ 18.5            $ 249.6           $ 272.5           $ 239.9
  Tax rate                                           35%                35%               35%               35%
  ----------------------------------------------------------------------------------------------------------------
  Application of the tax rate                       6.4               87.4              95.4              84.0
  Tax effect of:
    State income tax, net of federal
      benefit                                       0.1                1.7               1.6               2.0
    Excludable dividends                           (0.9)             (12.6)             (6.1)            (17.1)
    Other, net                                      0.3                1.6              (0.3)             (1.8)
  ----------------------------------------------------------------------------------------------------------------
  Income taxes                                   $  5.9            $  78.1           $  90.6           $  67.1
  ================================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                                    2000                       1999
   -----------------------------------------------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs                         $  44.8                     $   --
     Insurance reserves                                          306.3                      323.1
     Unrealized gains allocable to experience rated
       contracts                                                  32.5                         --
     Net unrealized capital losses                                  --                       90.5
     Investment losses                                             9.0                        1.3
     Postretirement benefits other than pensions                   5.8                       24.8
     Deferred compensation                                        65.6                       42.5
     Sale of individual life insurance business                     --                       44.9
     Other                                                        21.1                       23.7
   -----------------------------------------------------------------------------------------------
   Total gross assets                                            485.1                      550.8
   -----------------------------------------------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                                  623.3                         --
     Deferred policy acquisition costs                              --                      324.0
     Market discount                                               4.9                        6.5
     Net unrealized capital gains                                 46.3                         --
     Unrealized losses allocable to experience rated
       contracts                                                    --                       66.4
     Depreciation                                                  4.4                        3.5
     Sale of Individual life insurance business                   15.1                         --
     Excludable dividends                                          5.0                         --
     Other                                                        34.1                         --
   -----------------------------------------------------------------------------------------------
   Total gross liabilities                                       733.1                      400.4
   -----------------------------------------------------------------------------------------------
   Net deferred tax (liability) asset                          $(248.0)                    $150.4
   ===============================================================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2000 and 1999, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2000. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

11. BENEFIT PLANS

    ALIAC, in conjunction with ING, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120 - month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amount that are tax-deductible. The accumulated benefit obligation and plan assets are recorded by ALIAC. As of the measurement date (i.e. December 13, 2000), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the former Aetna pension plan (based on the Company's total salary cost as a percentage of former Aetna's total salary cost) were $3.7 million and $6.6 million for the years ended December 31, 2000 and 1999, respectively. There were no charges in 1998 due to favorable plan asset performance.

    Effective January 1, 1999 ALIAC, in conjunction with former Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which credits employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on ALIAC's results of operations, liquidity or financial condition.

    In addition to providing pension benefits, ALIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2000, 1999 and 1998 were $1.2 million, $2.1 million and $1.0 million, respectively.

    ALIAC, in conjunction with ING, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. December 13, 2000), the projected benefit obligation exceeded the fair value of plan assets. The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2000, 1999 and 1998 were $1.4 million, $2.1 million and $1.4 million, respectively.

    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in certain investments are matched, up to 5% of compensation, by ING. Pretax charges to operations for former Aetna the incentive savings plan were $9.0 million, $7.7 million and $5.3 million in 2000, 1999 and 1998, respectively.

    Stock Plans--ALIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of ALIAC to ING America Insurance Holdings, Inc by former Aetna caused all outstanding stock options to vest immediately. The costs to the Company associated with the former Aetna stock plans for 2000, 1999 and 1998, were $2.7 million, $0.4 million and $4.2 million, respectively.

    During 2001, the benefits plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING meets this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the three years ended December 31, 2000. The costs to Aeltus associated with the deferred incentive compensation plan for 2000, 1999 and 1998, were $42.2 million, $4.7 million and $3.1 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ALIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company Funds pay Aeltus or ALIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ALIAC and certain of the Funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ALIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $506.3 million, $424.2 million and $349.0 million in 2000, 1999 and 1998, respectively.

    CAPITAL TRANSACTIONS

    The Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO in 2000. In 1998, the Company received capital contributions in the form of cash of $9.3 million from HOLDCO. The Company received no capital contribution in 1999.

    Refer to Note 7 for dividends paid to HOLDCO.

    OTHER

    Premiums due and other receivables include $4.7 million and $10.5 million due from affiliates in 2000 and 1999, respectively. Other liabilities include $4.1 million and $1.9 million due to affiliates for 2000 and 1999, respectively.

    Former Aetna transferred to the Company $.4 million, $.8 million and $1.7 million based on its decision not to settle state tax liabilities for the years 2000, 1999 and 1998, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business, with the exception of certain supplementary contracts with reserves of $74.9 million and $81.9 million as of December 31, 2000 and 1999, respectively, was sold to Lincoln (refer to Note 3).

    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $15.8 million, $17.9 million and $336.3 million and current and future benefits of $34.6 million, $8.6 million and $341.1 million, were assumed in 2000, 1999 and 1998, respectively. Investment income of $17.0 million was generated from a reinsurance loan to affiliate for the year ended December 31, 1998.

    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. The premium amount related to this agreement was $2.0 million for 1998. This agreement was terminated effective October 1, 1998.

    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life, (formerly an affiliate of the Company) to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in 1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $29.2 million and $33.4 million were maintained for this contract as of December 31, 2000 and 1999, respectively.

    The following table includes premium amounts ceded/assumed.

                                                             Ceded to      Assumed
                                                 Direct       Other       from Other      Net
   (Millions)                                    Amount     Companies     Companies      Amount
   ---------------------------------------------------------------------------------------------

               2000
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $366.6       $382.4        $ 15.8       $   --
     Accident and Health Insurance                 15.2         15.2            --           --
     Annuities                                    160.4          7.1           0.9        154.2
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $542.2       $404.7        $ 16.7       $154.2
   =============================================================================================

               1999
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $460.1       $478.0        $ 17.9       $   --
     Accident and Health Insurance                 33.4         33.4            --           --
     Annuities                                    111.5          4.9           0.9        107.5
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $605.0       $516.3        $ 18.8       $107.5
   =============================================================================================

               1998
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $166.8       $165.4        $340.6       $342.0
     Accident and Health Insurance                 16.3         16.3            --           --
     Annuities                                     80.8          2.9           1.5         79.4
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $263.9       $184.6        $342.1       $421.4
   =============================================================================================

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                              Investment
   Year ended December 31, 2000               Financial       Management      Discontinued
   (Millions) (1)                            Products (2)    Services (2)    Operations (2)    Other (2)      Total
   ------------------------------------------------------------------------------------------------------------------
   Revenue from external customers            $   692.1         $138.2                --        $(53.0)     $   777.3
   Net investment income                          905.8            2.8                --           3.8          912.4
   ------------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital (losses) gains                   $ 1,597.9         $141.0                --        $(49.2)     $ 1,689.7
   ==================================================================================================================
   Amortization of deferred policy
     acquisition costs                        $   115.6                                         $ 11.3      $   126.9
   ------------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)                    $    79.0         $  9.0                --        $ (4.0)     $    84.0
   ------------------------------------------------------------------------------------------------------------------
   Operating earnings (losses) (3)            $   204.7         $  9.7                --        $ (7.3)     $   207.1
   Net realized capital (losses) gains, net
     of tax                                       (23.1)           0.1                --            --          (23.0)
   ------------------------------------------------------------------------------------------------------------------
   Income (loss) from continuing operations       181.6            9.8                --          (7.3)         184.1
   Discontinued operations, net of tax:
     Amortization of deferred gain on
       sale (4)                                      --             --          $    5.7            --            5.7
   ------------------------------------------------------------------------------------------------------------------
   Net income (loss)                          $   181.6         $  9.8          $    5.7        $ (7.3)     $   189.8
   ==================================================================================================================
   Segment assets                             $54,117.7         $ 44.1          $2,991.2            --      $57,153.0
   ------------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets (5)            --             --                --        $  3.4      $     3.4
   ------------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                      --             --                --        $ 54.3      $    54.3
   ------------------------------------------------------------------------------------------------------------------

                  (1)   Year ended 2000 data reflects an aggregation of the
                        pre-acquisition period of the eleven months ended
                        November 30, 2000 and the post-acquisition period of one
                        month ended December 31, 2000.
                  (2)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (3)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.3 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                               Investment
Year ended December 31, 1999                   Financial       Management      Discontinued
(Millions)                                    Products (1)    Services (1)    Operations (1)    Other (1)      Total
----------------------------------------------------------------------------------------------------------------------
Revenue from external customers                $   551.1         $118.3                --        $(43.9)     $   625.5
Net investment income                              881.5            1.5                --           3.3          886.3
----------------------------------------------------------------------------------------------------------------------
Total revenue excluding net realized
  capital losses                               $ 1,432.6         $119.8                --        $(40.6)     $ 1,511.8
======================================================================================================================
Amortization of deferred policy
  acquisition costs                            $    93.4             --                --        $ 11.5      $   104.9
----------------------------------------------------------------------------------------------------------------------
Income taxes (benefits)                        $    87.5         $ 16.5                --        $(13.4)     $    90.1
----------------------------------------------------------------------------------------------------------------------
Operating earnings (losses) (2)                $   192.8         $ 28.1                --        $ (7.5)     $   213.4
Other item (3)                                        --             --                --         (17.5)         (17.5)
Net realized capital losses, net of tax            (14.0)            --                --            --          (14.0)
----------------------------------------------------------------------------------------------------------------------
Income (loss) from continuing operations           178.8           28.1                --         (25.0)         181.9
Discontinued operations, net of tax:
  Amortization of deferred gain on
    sale (4)                                          --             --          $    5.7            --            5.7
----------------------------------------------------------------------------------------------------------------------
Net income (loss)                              $   178.8         $ 28.1          $    5.7        $(25.0)     $   187.6
======================================================================================================================
Segment assets                                 $53,362.1         $ 36.6          $2,989.0            --      $56,387.7
----------------------------------------------------------------------------------------------------------------------
Expenditures for long-lived assets (5)                --             --                --        $  3.9      $     3.9
----------------------------------------------------------------------------------------------------------------------
Balance of long-lived assets                          --             --                --        $ 12.2      $    12.2
----------------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.2 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                             Investment
   Year ended December 31, 1998              Financial       Management      Discontinued
   (Millions)                               Products (1)    Services (1)    Operations (1)    Other (1)      Total
   -----------------------------------------------------------------------------------------------------------------
   Revenue from external customers           $   445.6         $96.7                 --        $(38.4)     $   503.9
   Net investment income                         865.3           1.5                 --           5.0          871.8
   -----------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital gains                           $ 1,310.9         $98.2                 --        $(33.4)     $ 1,375.7
   =================================================================================================================
   Amortization of deferred policy
     acquisition costs                       $    80.3            --                 --        $ 10.9      $    91.2
   -----------------------------------------------------------------------------------------------------------------
   Income Taxes (benefits)                   $    68.2         $14.7                 --        $(15.8)     $    67.1
   -----------------------------------------------------------------------------------------------------------------
   Operating earnings (2)                    $   171.0         $24.0                 --        $ (7.1)     $   187.9
   Other item (3)                                   --            --                 --         (22.4)         (22.4)
   Net realized capital gains, net of
     tax                                           7.3            --                 --            --            7.3
   -----------------------------------------------------------------------------------------------------------------
   Income from continuing operations             178.3          24.0                 --         (29.5)         172.8
   Discontinued operations, net of tax:
     Income from operations (4)                     --            --           $   61.8            --           61.8
     Immediate gain on sale (4)                     --            --               59.0            --           59.0
   -----------------------------------------------------------------------------------------------------------------
   Net income (loss)                         $   178.3         $24.0           $  120.8        $(29.5)     $   293.6
   =================================================================================================================
   Segment assets                            $44,367.4         $13.4           $2,946.4            --      $47,327.2
   -----------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets
     (5)                                            --            --                 --        $  6.4      $     6.4
   -----------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                     --            --                 --        $ 12.2      $    12.2
   -----------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the income from operations and the immediate gain on sale amounted to $32.1million and $29.3 million,
                        respectively.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

14. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into with or assumed from a former affiliate operating leases for office space. Since December 13, 2000, rent expense for these leases was immaterial. The future net minimum payments under noncancelable leases for 2001 through 2005 are estimated to be $25.5 million, $24.5 million, $21.5 million, $19.1 million and $16.3 million, respectively, and 29.9 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

FORM NO. SAI.75996-01                                        ALIAC ED. MAY 2001

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  - Statement of Assets and Liabilities as of December 31, 2000
                  - Statement of Operations for the year ended December 31, 2000
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended
                    December 31, 2000
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of Aetna Life Insurance and
                    Annuity Company:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended
                    December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Balance Sheets as of December 31, 2000 and 1999
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month
                    Ended December 31, 2000, the Eleven Months Ended
                    November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI (4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
         (4.1)    Variable Annuity Contract (G-CDA-HF)(5)
         (4.2)    Variable Annuity Contract (IA-CDA-IA)(5)
         (4.3)    Variable Annuity Contract (G-CDA-HD)(6)
         (4.4)    Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
                  (GSD-CDA-HO)(7)

         (4.5)    Variable Annuity Contract Certificate (GDCC-HO) to Contracts
                  GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO(8)
         (4.6)    Variable Annuity Contract (I-CDA-HD)(9)
         (4.7)    Variable Annuity Contract (ISE-CDA-HO)(8)
         (4.8)    Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF(10)
         (4.9)    Endorsement EGATHO-00 to Contracts GLID-CDA-HO and
                  GID-CDA-HO(10)
         (4.10)   Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO(10)
         (4.11)   Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD(3)
         (4.12)   Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts
                  IA-CDA-IA and I-CDA-HD(11)
         (4.13)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                  GSD-CDA-HO and ISE-CDA-HO(5)
         (4.14)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                  G-CDA-HD(12)
         (4.15)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(13)
         (4.16)   Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(13)
          (4.17)  Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA,
                  G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and
                  ISE-CDA-HO(13)
         (4.18)   Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO(10)
         (5.1)    Variable Annuity Contract Application (300-GTD-IA)(15)
         (5.2)    Variable Annuity Contract Application (710.00.141)(16)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(17)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(9)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(18)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among AIM Variable
                  Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company dated June 30, 1998(19)
         (8.2)    Amendment No. 1 dated October 1, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(20)
         (8.3)    First Amendment dated November 17, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(20)
         (8.4)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and AIM effective June 30, 1998(19)

         (8.5) First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. effective June 30, 1998(4)
         (8.6) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(21)
         (8.8)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(22)
         (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(23)
         (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(23)
         (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and

                  Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000(20)
         (8.12) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.13) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(21)
         (8.14) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(23)
         (8.15) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(23)
         (8.16) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company,
                   Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(24)
         (8.17) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company Dated December 1, 1997(24)
         (8.18) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(25)

         (8.20) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(26)

         (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.22) Eighth Amendment dated as of December 1, 1999 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 and May 1, 1998(22)
         (8.23) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.24) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(24)
         (8.25) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(27)
         (8.26) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.27) Eight Amendment dated December 1, 1999 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 and May 1, 1998(22)
         (8.28) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(28)

         (8.29)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(25)
         (8.30)   Service Contract between Fidelity Distributors Corporation and
                  Aetna Life Insurance and Annuity Company dated May 2, 1997(21)
         (8.31)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(29)
         (8.32)   Amendment dated October 12, 1998 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997(21)
         (8.33)   Second Amendment dated December 1, 1999 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997 and amended on October 12, 1998(22)
         (8.34)   Amendment dated as of August 1, 2000 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997, as amended on October 12, 1998 and December
                  1, 1999(30)
         (8.35)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(29)
         (8.36)   First Amendment dated as of August 1, 2000 to Service
                  Agreement between Janus Capital Corporation and Aetna Life
                  Insurance and Annuity Company dated December 8, 1997(30)
         (8.37)   Distribution and Shareholder Services Agreement - Service
                  Shares of Janus Aspen Series (for Insurance Companies) dated
                  August 1, 2000 between Janus Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company(30)
         (8.38)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended on
                  February 11, 1991(3)
         (8.39)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(31)
         (8.40)   First Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc. dated March 11, 1997(22)
         (8.41)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(31)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(32)
         (14.1)   Powers of Attorney(33)

         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75996), as filed on February 16, 2000.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.
11. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
15. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed on August 21, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
18. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
19. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.
21 Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

22. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
24. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
25. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
26. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
27. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
28. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
29. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
30. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
31. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
32. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 16, 1998.
33. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No. 333-34014), as filed on April 4, 2001.

ITEM 25.  DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

Name and Principal
Business Address                                    Positions and Offices with Depositor
----------------                                    ------------------------------------
Thomas J. McInerney**                               Director and President

Wayne R. Huneke***                                  Director and Chief Financial Officer

Robert C. Salipante****                             Director

P. Randall Lowery***                                Director

Mark A. Tullis***                                   Director

Deborah Koltenuk**                                  Vice President and Corporate Controller

Paula Cludray-Engelke****                           Secretary

Brian Murphy**                                      Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.
  ** The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.
 *** The principal business address of these Directors and Officers is 5780
     Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 114,329 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28.  INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

           (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Marie Augsberger*                                   Director and President

Allan Baker*                                        Director and Senior Vice President

Robert L. Francis**                                 Director and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Gary J. Hegedus*                                    Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

John F. Todd*                                       Corporate Secretary and Counsel (Chief Legal Officer)

Martin T. Conroy*                                   Vice President and Assistant Treasurer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Dwyatt McClain*                                     Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Floor,
Woodbridge, NJ  07095

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Robert H. Barley***                                 Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir,
Ste 210,
Englewood, CO  80111

David Brounley***                                   Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Floor
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.                         Vice President
8911 Capitol of TX Hwy., Bldg 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                                     Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner                                   Vice President
1755 N. Collins Blvd, Ste. 350
Richardson, TX  75080

Katherine E. Lewis                                  Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste 600
Encino, CA  91436

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Suite 702
Syracuse, NY  13202

Joseph F. McClain*                                  Vice President

Pamela Mulvey*                                      Vice President

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste 213
Tampa, FL  33609

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste D
Dayton, OH  45458

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

   (1)               (2)                  (3)                (4)               (5)

Name of         Net Underwriting     Compensation
Principal       Discounts and        on Redemption        Brokerage
Underwriter     Commissions          or Annuitization     Commissions     Compensation*
-----------     -----------          ----------------     -----------     -------------
Aetna Life                             $1,638,784                          $85,764,442
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B. Of this amount, $7,212,372 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

     Compensation from January 1, 2000 to December 31, 2000:

   (1)               (2)                  (3)                (4)               (5)

Name of         Net Underwriting     Compensation
Principal       Discounts and        on Redemption        Brokerage
Underwriter     Commissions          or Annuitization     Commissions     Compensation**
-----------     -----------          ----------------     -----------     ---------------
Aetna                                                                        $1,126,164
Investment
Services, LLC

** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $15,443 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account B.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  Aetna Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

ITEM 31.  MANAGEMENT SERVICES

       Not applicable

ITEM 32.  UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of April, 2001.

                                     VARIABLE ANNUITY ACCOUNT B OF AETNA
                                     LIFE INSURANCE AND ANNUITY COMPANY
                                       (REGISTRANT)

                              By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                       (DEPOSITOR)

                              By:    Thomas J. McInerney*
                                     ----------------------------------------
                                     Thomas J. McInerney
                                     President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                                        Date
---------                   -----                                        ----
Thomas J. McInerney*        Director and President                    )
--------------------------  (principal executive officer)             )
Thomas J. McInerney                                                   )
                                                                      )
Wayne R. Huneke*                                                      )
--------------------------  Director and Chief Financial Officer      )  April
Wayne R. Huneke                                                       )  13, 2001
                                                                      )
Randy Lowery*                                                         )
--------------------------  Director                                  )
Phillip R. Lowery                                                     )
                                                                      )
Robert C. Salipante*                                                  )
--------------------------  Director                                  )
Robert C. Salipante                                                   )
                                                                      )
Mark A. Tullis*                                                       )
--------------------------  Director                                  )
Mark A. Tullis                                                        )

Deborah Koltenuk*                                                     )
--------------------------  Corporate Controller                      )
Deborah Koltenuk                                                      )


By:  /s/ Megan Dunphy
     ---------------------------
     Megan Dunphy
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.             Exhibit
-----------             -------
99-B.9                  Opinion and Consent of Counsel
                                                                    --------------

99-B.10                 Consent of Independent Auditors
                                                                    --------------